                                    N-4 EL/A
                                      NONE


    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 16, 1998


                                                              File No. 333-23271
                                                              File No. 811-08091

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              -------------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.  ___
                      POST-EFFECTIVE AMENDMENT NO. 3  _X_
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 3  _X_
                              -------------------


                 THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE
                                CONTRACT ACCOUNT
                           (Exact Name of Registrant)

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)
                          3 Gateway Center, 12th Floor
                             Newark, NJ 07102-5096
                  Depositor's Telephone Number: (973) 367-1215
                     --------------------------------------


                          C. Christopher Sprague, Esq.
                           Assistant General Counsel
                  The Prudential Insurance Company of America
                       213 Washington Street, 16th Floor
                             Newark, NJ 07102-2992
               (Name and Address of Agent for Service of Process)


                                    Copy to:
                          CHRISTOPHER E. PALMER, ESQ.
                                 Shea & Gardner
                         1800 Massachusetts Ave., N.W.
                             Washington, D.C. 20036
                           -------------------------

             It is proposed that this filing will become effective
                           (check appropriate space):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485


    /X/ on October 19, 1998 pursuant to paragraph (b) of Rule 485


    / / 60 days after filing pursuant to paragraph (a) of Rule 485


    / / on                   pursuant to paragraph (a) of Rule 485


    Title of Securities Being Registered: Interests in Group Variable Annuity Contracts.

                             CROSS REFERENCE SHEET
                      PURSUANT TO RULES 481(a) AND 495(a)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

                    Item of Form N-4                             Prospectus Caption
     -----------------------------------------------  ----------------------------------------

PART A

 1.  Cover Page.....................................  Cover Page
 2.  Definitions....................................  Definitions
 3.  Synopsis.......................................  Fee Table; Brief Description of the
                                                        Contracts
 4.  Condensed Financial Information................  Accumulation Unit Values Appendix
 5.  General
     (a)  Depositor.................................  Prudential Insurance Company of America
     (b)  Registrant................................  Prudential Discovery Select Group
                                                        Variable Contract Account
     (c)  Portfolio Company.........................  The Funds
     (d)  Fund Prospectus...........................  The Funds
     (e)  Voting Rights.............................  Voting Rights
     (f)  Administrators............................  Prudential Insurance Company of America
 6.  Deductions and Expenses
     (a)  General...................................  Charges, Fees and Deductions; Brief
                                                        Description of the Contract
     (b)  Sales Load................................  Charges, Fees and Deductions; Brief
                                                        Description of the Contract
     (c)  Special Purchase Plan.....................  N/A
     (d)  Commissions...............................  Sale of the Contract and Sales
                                                        Commission
     (e)  Expenses - Registrant.....................  Charges, Fees and Deductions; Brief
                                                        Description of the Contract
     (f)  Fund Expenses.............................  Charges, Fees and Deductions
     (g)  Organizational Expenses...................  N/A

 7.  Contracts
     (a)  Persons with Rights.......................  Brief Description of the Contract;
                                                        Substitution of Fund Shares; The
                                                        Contracts; Voting Rights; Death
                                                        Benefit; Modified Procedures
     (b)              (i)  Allocation of Purchase
                             Payments...............  Brief Description of the Contract;
                                                        Allocation of Purchase Payments

          (ii)             Transfers................  Brief Description of the Contract;
                                                        Transfers
          (iii)            Exchanges................  Transfers
     (c)  Changes...................................  Substitution of Funds; The Contracts;
                                                        Modified Procedures;
     (d)  Inquiries.................................  Cover page
 8.  Annuity Period.................................  Brief Description of the Contract;
                                                        Effecting an Annuity
 9.  Death Benefit..................................  Death Benefit
10.  Purchases and Contract Value
     (a)  Purchases.................................  Brief Description of the Contract;
                                                        Allocation of Purchase Payments; The
                                                        Accumulation Period; Transfers
     (b)  Valuation.................................  Definitions; The Accumulation Period
     (c)  Daily Calculation.........................  Definitions; The Accumulation Period
     (d)  Underwriter...............................  Sale of the Contract and Sales
                                                        Commission
11.  Redemptions
     (a)  -- By Owners..............................  Brief Description of the Contract;
                                                        Transfers; Withdrawals; Effecting An
                                                        Annuity; Federal Tax Status
          -- By Annuitant...........................  Transfers; Withdrawals; Effecting An
                                                        Annuity; Federal Tax Status
     (b)  Texas ORP.................................  Texas Optional Retirement Plan
     (c)  Check Delay...............................  N/A
     (d)  Lapse.....................................  N/A
     (e)  Free Look.................................  The Accumulation Period
12.  Taxes..........................................  Brief Description of the Contract;
                                                        Federal Tax Status
13.  Legal Proceedings..............................  Legal Proceedings
14.  Table of Contents for the Statement of
     Additional Information.........................  Statement of Additional Information


PART B

                               Item of Form N-4                                  Part B Caption
           ---------------------------------------------------------  ------------------------------------
15.        Cover Page...............................................  Cover Page
16.        Table of Contents........................................  Table of Contents
17.        General Information and History..........................  N/A
18.        Services
           (a)        Fees and Expenses of Registrant...............  Charges, Fees and Deductions
                                                                        (prospectus)
           (b)        Management Contracts..........................  N/A
           (c)        Custodian.....................................  N/A
                      Independent Public Accountants................  Expert
           (d)        Assets of Registrant..........................  Prudential Discovery Select Group
                                                                        Variable Contract Account
                                                                        (prospectus)

           (e)        Affiliated Persons............................  Prudential Insurance Company of
                                                                        America (prospectus)
           (f)        Principal Underwriter.........................  Sale of the Contract and Sales
                                                                        Commission (prospectus)
19.        Purchase of Securities Being Offered.....................  Sale of the Contract and Sales
                                                                        Commission (prospectus)
           Offering Sales Load......................................  N/A
20.        Underwriters.............................................  Sale of the Contract and Sales
                                                                        Commission (prospectus)
21.        Calculation of Performance Data..........................  Performance Information; Performance
                                                                        Information (prospectus)
22.        Annuity Payments.........................................  Effecting An Annuity (prospectus)
23.        Financial Statements.....................................  Financial Statements

PART C -- OTHER INFORMATION

                               Item of Form N-4                                  Part C Caption
           ---------------------------------------------------------  ------------------------------------
24.        Financial Statements and Exhibits........................  Financial Statements and Exhibits
           (a)        Financial Statements
           (b)        Exhibits
25.        Directors and Officers of the Depositor..................  Directors and Officers of Prudential
                                                                        Insurance Company of America
26.        Persons Controlled By or Under Common
           Control with the Depositor or Registrant.................  Persons Controlled By or Under
                                                                        Common Control with the Depositor
                                                                        or Registrant
27.        Number of Contractowners.................................  Number of Contractholders
28.        Indemnification..........................................  Indemnification
29.        Principal Underwriters...................................  Principal Underwriter
30.        Location of Accounts and Records.........................  Location of Books and Records
31.        Management Services......................................  Management Services
32.        Undertakings.............................................  Undertakings and Representations
           Signature Page...........................................  Signatures

                      PART A
--------------------------------------------------

PROSPECTUS                                                      OCTOBER 19, 1998


THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

GROUP VARIABLE ANNUITY CONTRACTS
DISCOVERY SELECT
                               ------------------
                            GROUP RETIREMENT ANNUITY

This prospectus describes the DISCOVERY SELECT-SM- Group Variable Annuity Contracts* (the "Contracts"), group variable annuity contracts offered by The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company, in connection with retirement arrangements that qualify for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 as amended (the "Code") and with non-qualified defined contribution annuity arrangements. One of the Contracts (the "Small Plan Contract") is sold exclusively to retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer participants. Prudential may delegate most of the administrative services in connection with those Contracts to a third party recordkeeper (the "Small Plan Contract Recordkeeper").

Contributions made on behalf of Participants may be allocated as the Participant directs in one or more of the following ways.

- They may be allocated to one or more of twenty-two Subaccounts, each of which invests in one of the following portfolios of The Prudential Series Fund, Inc. (the "Prudential Series Fund") or other listed portfolios (collectively, the "Funds"):

                        THE PRUDENTIAL SERIES FUND, INC.

Money Market Portfolio
Diversified Bond Portfolio
Government Income Portfolio
Conservative Balanced Portfolio

Flexible Managed Portfolio
High Yield Bond Portfolio
Stock Index Portfolio
Equity Income Portfolio

Equity Portfolio
Prudential Jennison Portfolio
Global Portfolio

--------------------------------------------------------------------------------

                       AIM VARIABLE INSURANCE FUNDS, INC.
             AIM V.I. Growth and Income Fund    AIM V.I. Value Fund

                               JANUS ASPEN SERIES
              Growth Portfolio      International Growth Portfolio

                             OCC ACCUMULATION TRUST
                   Managed Portfolio      Small Cap Portfolio

                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
                         International Stock Portfolio

                          MFS VARIABLE INSURANCE TRUST
                  Emerging Growth Series      Research Series

                       T. ROWE PRICE EQUITY SERIES, INC.
                            Equity Income Portfolio

                              WARBURG PINCUS TRUST
                         Post-Venture Capital Portfolio

- They may be allocated to the Guaranteed Interest Account which guarantees a stipulated rate of interest if held for a specified period of time. This prospectus does not describe that account, and will mention the Guaranteed Interest Account only where necessary to explain how the Prudential Discovery Select Group Variable Contract Account works.
                 ----------------------------------------------


This prospectus provides information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated October 19, 1998, which information is incorporated herein by reference, and is available, without charge upon written or oral request directed to the address or telephone number shown on the cover page.


The accompanying prospectuses for the Funds and the related statements of additional information describe the investment objectives and risks of investing in the Funds. Additional Funds and Subaccounts may be offered in the future.

The contents of the Statement of Additional Information with respect to the Contracts appear on page 34 of this prospectus.
                 ----------------------------------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. EACH OF THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                          3 Gateway Center, 12th Floor
                             Newark, NJ 07102-5096
                            Telephone 1-800-458-6333

* DISCOVERY SELECT is a service mark of Prudential.

                              PROSPECTUS CONTENTS


                                                                                                        PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...............................................           1

BRIEF DESCRIPTION OF THE CONTRACTS.................................................................           2

FEE TABLES.........................................................................................           4

GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
  AND THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.........................................          12
  PRUDENTIAL INSURANCE COMPANY OF AMERICA..........................................................          12
  PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT......................................          12
  THE FUNDS........................................................................................          12
  GUARANTEED INTEREST ACCOUNT......................................................................          15

THE CONTRACTS......................................................................................          16
  THE ACCUMULATION PERIOD..........................................................................          16
  ALLOCATION OF PURCHASE PAYMENTS..................................................................          17
  ASSET ALLOCATION PROGRAM.........................................................................          17
  TRANSFERS........................................................................................          17
  DOLLAR COST AVERAGING............................................................................          19
  AUTO-REBALANCING.................................................................................          19
  WITHDRAWALS......................................................................................          19
  SYSTEMATIC WITHDRAWAL PLAN.......................................................................          20
  TEXAS OPTIONAL RETIREMENT PLAN...................................................................          21
  DEATH BENEFIT....................................................................................          21
  DISCONTINUANCE OF CONTRIBUTIONS..................................................................          22
  LOAN PROVISION...................................................................................          23
  MODIFIED PROCEDURES..............................................................................          24

CHARGES, FEES AND DEDUCTIONS.......................................................................          24
  ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE.....................................................          24
  CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS..................................................          24
  EXPENSES INCURRED BY THE FUNDS...................................................................          25
  WITHDRAWAL CHARGE................................................................................          25
  LIMITATIONS ON WITHDRAWAL CHARGE.................................................................          26
  PREMIUM TAXES....................................................................................          26

FEDERAL TAX STATUS.................................................................................          26
  TAXES ON PRUDENTIAL..............................................................................          27
  QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS............................................          27
  NON-QUALIFIED ARRANGEMENTS USING THE CONTRACTS...................................................          28
  WITHHOLDING......................................................................................          29

EFFECTING AN ANNUITY...............................................................................          29
  LIFE ANNUITY WITH PAYMENTS CERTAIN...............................................................          30
  ANNUITY CERTAIN..................................................................................          30
  JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN.................................................          30
  PURCHASING THE ANNUITY...........................................................................          30

OTHER INFORMATION..................................................................................          30
  MISSTATEMENT OF AGE OR SEX.......................................................................          30
  SALE OF THE CONTRACT AND SALES COMMISSIONS.......................................................          31
  VOTING RIGHTS....................................................................................          31
  SUBSTITUTION OF FUND SHARES......................................................................          31
  PERFORMANCE INFORMATION..........................................................................          32
  REPORTS TO PARTICIPANTS..........................................................................          32
  STATE REGULATION.................................................................................          32
  LEGAL PROCEEDINGS................................................................................          33
  YEAR 2000 COMPLIANCE.............................................................................          33
  STATEMENT OF ADDITIONAL INFORMATION..............................................................          34
  ADDITIONAL INFORMATION...........................................................................          34

                   DEFINITIONS OF SPECIAL TERMS USED IN THIS
                                   PROSPECTUS

ACCOUNT--See the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") below.

ACCUMULATION PERIOD--The period, prior to the effecting of an annuity, during which the amount credited to a Participant Account may vary with the investment performance of any Subaccount of the Discovery Account, or the interest rate credited under the Guaranteed Interest Account, as selected.

ANNUITANT--The person or persons designated by the Participant upon whose life or lives monthly annuity payments are based after an annuity is effected.

BENEFICIARY--A person designated by a Participant to receive benefits from funds held under the Contract.

BUSINESS DAY--A day on which both the New York Stock Exchange and Prudential are open for business.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER--The employer, association or trust to which Prudential has issued a Contract. "You" or "Your" means the Contractholder.

CONTRACTS--The Group Variable Annuity Contracts described in this Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Code and with non-qualified annuity arrangements. One of such Contracts is the Small Plan Contract.

CONTRACT VALUE--The dollar amount held under a Contract.

EMPLOYER--The sponsor of the retirement plan or non-qualified annuity arrangement.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, MFS Variable Insurance Trust, Warburg Pincus Trust, and OCC Accumulation Trust available under the Contracts.

GENERAL ACCOUNT--The assets of Prudential other than those allocated to the Discovery Account or any other variable separate account of Prudential.

GUARANTEED INTEREST ACCOUNT--An allocation option under the Contract funded by Prudential's General Account, or under certain Contracts, a separate account. It is not part of nor dependent upon the investment performance of the Discovery Account. This Prospectus does not describe in detail the Guaranteed Interest Account or any separate account funding a guaranteed interest rate option.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust, invested through its Subaccounts in shares of the corresponding Fund Portfolios.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding portfolio of the Funds.


UNIT AND UNIT VALUE--A Participant is credited with Units in each Subaccount in which he invests. The value of these Units may change each Business Day to reflect the investment results of, and deductions of charges from, the Subaccounts, and the expenses of the Funds in which the assets of the Subaccounts are invested. The number of Units credited to a Participant in any Subaccount of the Discovery Account is determined by dividing the amount of the contribution or transfer made on his behalf to that Subaccount by the applicable Unit Value for the Business Day on which the contribution or transfer is received at the address shown on the cover of this Prospectus or such other address that Prudential has specified. The number of Units credited to a Participant under any Subaccount will be reduced by the number of Units canceled as a result of any transfer or withdrawal by a Participant from that Subaccount. Because of its differing charges, the Small Plan Contract will have a different Unit Value than the other Contracts.



VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a Subaccount to the next. Such determinations are made when the net asset values of the Funds are calculated, which is generally as of 4:15 p.m. Eastern time on each day during which the New York Stock Exchange and Prudential are open. Currently, the Prudential business unit that receives transaction requests for the Contracts is open each day on which the New York Stock Exchange is open.


VARIABLE INVESTMENT OPTIONS--The Subaccounts.

                       BRIEF DESCRIPTION OF THE CONTRACTS

The Prudential Insurance Company of America ("Prudential") offers the Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and with nonqualified annuity arrangements. The Contracts are group annuity contracts and generally are issued to employers (Contractholders) who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

The value of a Participant's investment depends upon the performance of the selected investment option[s]. Currently, there are twenty-two variable investment options, each of which is called a Subaccount. The assets of each Subaccount are invested in a corresponding Fund listed beginning on page 12. A Participant may direct contributions made on his or her behalf to one or a combination of variable investment options as well as the Guaranteed Interest Account. A separate Participant Account is set up for each Participant. Amounts held under a Participant Account may be withdrawn, in whole or in part, prior to the annuity date. The Contract also provides for a death benefit.

Contributions to the Contracts may be made on behalf of a Participant through payroll deduction arrangements or similar agreements with the Contractholder. Any other contribution to the Contract must be at least $500, except for contributions to an Individual Retirement Annuity for a non-working spouse under
Section 408 of the Code (or working spouse who elects to be treated as a non-working spouse), which must be at least $250. All contributions may be divided among the Discovery Account and Guaranteed Interest Account that comprise the Contract. See "The Accumulation Period," page 16.

Prudential assesses charges under the Contracts for the costs of selling and distributing the Contracts, for administering the Contracts, and for assuming mortality and expense risks under the Contracts. A mortality and expense risk charge equal to an annual rate of 0.15% is deducted from the assets held in the variable investment options with respect to all the Contracts. An administrative charge is also deducted from the assets held in the variable investment options, which charge is equal to an annual rate of 0.85% for Contracts other than the Small Plan Contract. For the Small Plan Contract, an administrative charge equal to an annual rate of 1.05% is deducted from the assets held in the variable investment options. Further details about the administrative charge are found in the Fee Tables, pages 4 and 5 and Administrative Fee and Annual Account Charge, page 24.

With respect to Contracts other than the Small Plan Contract, an additional administrative charge of up to $32 per Participant, the annual account charge, is assessed on the last Business Day of each calendar year and at the time of a full withdrawal. This annual account charge will be prorated for new Participants on a monthly basis for their first year of participation. With respect to the Small Plan Contract, an annual administrative charge of up to $32 per Participant is assessed either (i) quarterly, on or about 14 days after the end of each quarter or (ii) annually, on the last Business Day of the calendar year. This charge is not prorated for new Participants under the Small Plan Contract.


Under Contracts other than the Small Plan Contract, a withdrawal charge may be imposed upon withdrawals made in the first five years after the initial contribution made on behalf of a Participant. The maximum withdrawal charge for such Contracts is 5% of the contributions made on behalf of the Participant. Participants in a Small Plan Contract do not pay a withdrawal charge when they redeem some or all of their Units in the Account or their Participant Account Value in the Guaranteed Interest Account. Instead, Prudential will assess a withdrawal charge of up to 5% of the amount of Participant and Employer contributions that are withdrawn in connection with a full or partial termination by the Employer of its participation in the Small Plan Contract. Prudential will impose this withdrawal charge only during the first 5 years following the effective date of the Small Plan Contract. We will consider an Employer to have fully or partially terminated its participation in the Small Plan Contract if it provides Prudential notice of its intent to terminate the Contract, if the plan terminates or is no longer a qualified plan, or if Prudential terminates the Contract by reason of the Contractholder failing to meet its contractual obligations.


A charge against each of the Funds' assets is also made by the investment adviser for providing investment advisory and management services. Further detail about charges may be found under Charges, Fees and Deductions, page 24.

Unless restricted by the retirement arrangement under which he is covered, or by the withdrawal restrictions imposed by federal tax law on tax-deferred annuity contracts subject to Section 403(b) of the Code and on interests in deferred compensation plans under Section 457 of the Code, a Participant may withdraw, at any time, all or part of his Participant Account. See "Withdrawals," page 19. Withdrawals may be subject to tax under the

Code, including, under certain circumstances, a 10% penalty tax on premature withdrawals. See "Federal Tax Status," page 26. In addition, all or a part of a Participant's Account may be transferred among the Subaccounts and the Guaranteed Interest Account without the imposition of the withdrawal charge or tax liability.

The procedures set out in this paragraph apply to Contracts other than the Small Plan Contract. All written requests, notices, and transfer requests required by the Contracts (other than withdrawal requests and death benefit claims), should be sent to Prudential at the address shown on the cover of this Prospectus. Any written inquiries also should be sent to Prudential at that address. A Participant may effect the telephone transactions that are permitted by his arrangement by calling Prudential at 1-800-458-6333. All written withdrawal requests or death benefit claims relating to a Participant's interest must be sent to Prudential by one of the following three means: (1) By U.S. mail to:
Prudential Investments, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) Delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) Fax to Prudential Investments,
Attention: Client Payments at: (717) 340-4328. A withdrawal request or death benefit claim will be deemed received in good order by Prudential as of the end of the Valuation Period within which all the properly completed forms and other information required by Prudential to pay such a request or claim (e.g., due proof of death) are received as specified above. Receipt of a withdrawal request or death benefit claim in good order is required by Prudential to process the transaction in the manner explained on pages 19-22 this Prospectus. Under certain Contracts, the Contractholder or a third party acting on their behalf provides record-keeping services that would otherwise be performed by Prudential. See "Modified Procedures," page 24.


The procedures described in this paragraph apply exclusively to the Small Plan Contracts. Participants under such Contracts must send all written communications (including written requests to effect a purchase, withdrawal or other transaction) and death benefit claims to the Small Plan Contract Recordkeeper at the address provided by Prudential. Participants may effect certain transactions under their Small Plan Contract, and otherwise communicate with respect to their Contract, by calling the Small Plan Contract Recordkeeper at the telephone number provided by Prudential in Participant enrollment materials. Transactions (including death benefit claims) conveyed to the Small Plan Contract Recordkeeper will be deemed effective on a given Business Day if received in good order prior to 4:00 PM Eastern Time on that Business Day. For purposes of the preceding sentence, "good order" is defined generally as an instruction received by the Small Plan Contract Recordkeeper that is sufficiently complete and clear that the Small Plan Contract Recordkeeper does not need to exercise any discretion to follow such instruction. The Small Plan Contract Recordkeeper will forward promptly to Prudential transaction requests and other communications that it receives from Participants in a Small Plan Contract.


This brief description of the Contracts is intended to provide a broad overview of the more significant features of the Contracts. More detailed information will be found in subsequent sections of this Prospectus and in the Contracts.


Transaction requests received directly by Prudential in good order on a given Business Day before the established transaction cutoff time (effective September 1, 1998, 4 PM Eastern Time, or such earlier time that the New York Stock Exchange may close) will be effective for that Business Day. For purposes of the preceding sentence, "good order" is defined generally as an instruction received by Prudential that is sufficiently complete and clear that Prudential does not need to exercise any discretion to follow such instruction.

                                   FEE TABLE
                            FOR CONTRACTS OTHER THAN
                            THE SMALL PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions ..................................... None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn):

                                                               THE WITHDRAWAL CHARGE WILL BE EQUAL
                                                                TO THE FOLLOWING PERCENTAGE OF THE
          YEARS OF CONTRACT PARTICIPATION                            CONTRIBUTIONS WITHDRAWN
------------------------------------------------------------------------------------------------------------

    First Year                                                                  5%
    Second Year                                                                 4%
    Third Year                                                                  3%
    Fourth Year                                                                 2%
    Fifth Year                                                                  1%
    Sixth and Subsequent Years                                              No Charge

Maximum Annual Account Charge .............................................. $32

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

ALL SUBACCOUNTS
--------------------------------------------------------------------
Mortality and Expense Risk Charge...................................  0.15%
Administrative Fee..................................................  0.85%
                                                                      -----
Total Separate Account Annual Expenses..............................  1.00%
                                                                      -----
                                                                      -----

                                   FEE TABLE
                                 FOR THE SMALL
                                 PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions ..................................... None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn) in connection with a full or partial Contract termination:

                                                               THE WITHDRAWAL CHARGE WILL BE EQUAL
                                                                TO THE FOLLOWING PERCENTAGE OF THE
         YEARS CONTRACT HAS BEEN IN EFFECT                           CONTRIBUTIONS WITHDRAWN
------------------------------------------------------------------------------------------------------------

    First Year                                                                  5%
    Second Year                                                                 4%
    Third Year                                                                  3%
    Fourth Year                                                                 2%
    Fifth Year                                                                  1%
    Sixth and Subsequent Years                                              No Charge

Maximum Annual Account Charge .............................................. $32

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

ALL SUBACCOUNTS
--------------------------------------------------------------------
Mortality and Expense Risk Charge...................................  0.15%
Administrative Fee..................................................  1.05%
                                                                      -----
Total Separate Account Annual Expenses..............................  1.20%
                                                                      -----
                                                                      -----

ANNUAL EXPENSES OF THE FUNDS
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)

                                                                              TOTAL FUND
                                                    INVESTMENT              ANNUAL EXPENSES
                                                    MANAGEMENT    OTHER     (AFTER EXPENSE
                                                       FEE       EXPENSES   REIMBURSEMENTS)
                                                    ---------------------------------------
THE PRUDENTIAL SERIES FUND, INC.(1)
  Money Market Portfolio..........................     0.40%       0.03%         0.43%
  Diversified Bond Portfolio......................     0.40%       0.03%         0.43%
  Government Income Portfolio.....................     0.40%       0.04%         0.44%
  Conservative Balanced Portfolio.................     0.55%       0.01%         0.56%
  Flexible Managed Portfolio......................     0.60%       0.02%         0.62%
  High Yield Bond Portfolio.......................     0.55%       0.02%         0.57%
  Stock Index Portfolio...........................     0.35%       0.02%         0.37%
  Equity Income Portfolio.........................     0.40%       0.01%         0.41%
  Equity Portfolio................................     0.45%       0.01%         0.46%
  Prudential Jennison Portfolio...................     0.60%       0.04%         0.64%
  Global Portfolio................................     0.75%       0.10%         0.85%

AIM VARIABLE INSURANCE FUNDS, INC.(2)
  AIM V.I. Growth and Income Fund.................     0.63%       0.06%         0.69%
  AIM V.I. Value Fund.............................     0.62%       0.08%         0.70%

JANUS ASPEN SERIES(3)
  Growth Portfolio................................     0.65%       0.05%         0.70%
  International Growth Portfolio..................     0.67%       0.29%         0.96%

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Series..........................     0.75%       0.12%         0.87%
  Research Series.................................     0.75%       0.13%         0.88%

OCC ACCUMULATION TRUST(4)
  Managed Portfolio...............................     0.80%       0.07%         0.87%
  Small Cap Portfolio.............................     0.80%       0.17%         0.97%

T. ROWE PRICE(5)
  T. Rowe Price Equity Series, Inc. Equity Income
    Portfolio.....................................     0.85%       0.00%         0.85%
  T. Rowe Price International Series, Inc.,
    International Stock Portfolio.................     1.05%       0.00%         1.05%

WARBURG PINCUS TRUST(6)
  Post-Venture Capital Portfolio..................     1.07%       0.33%         1.40%

The purpose of the foregoing tables is to assist Participants in understanding the expenses that they bear, directly or indirectly, relating to the Prudential Discovery Select Group Variable Contract Account and the Funds. The expenses relating to the Funds (other than those in the Prudential Series Fund) have been provided to Prudential by the Funds and have not been independently verified by Prudential. See the sections on charges in this Prospectus and the accompanying prospectuses for the Funds.

(1) The Prudential Series Fund, Inc. With respect to The Prudential Series Fund portfolios, except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed 0.75% of the portfolio's average daily net assets. The amounts listed for the portfolios under "Other Expenses" are based on amounts incurred in the last fiscal year.

(2) AIM Variable Insurance Funds, Inc. AIM may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. The fee currently only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

(3) Janus Aspen Series. Management fees for Growth and International Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth and International Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04% and 0.78% for Growth Portfolio and 0.79%, 0.29% and 1.08% for
International Growth Portfolio respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.


(4) OCC Accumulation Trust. Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Total Portfolio Expenses for the Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their respective average daily net assets. Expenses for the fiscal year ended December 31, 1997 for these portfolios were below this expense limitation. Expense offsets for each Portfolio for the fiscal year ended December 31, 1997 amounted to less than one basis point for each Portfolio.


(5) T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. With respect to the T. Rowe Price Funds, the Investment Management Fees include the ordinary expenses of operating the Funds.

(6) Warburg Pincus Trust. The expense figures shown above are based on actual expenses for fiscal year 1997 including fee waivers and/or expense reimbursements by the Portfolio's investment adviser and co-administrator. With respect to the Warburg Pincus Trust Post-Venture Capital Portfolio, absent the waivers and/or reimbursements, the Investment Management Fee would equal 1.25%, Other Expenses would equal 0.33%, and Total Fund Annual Expenses would equal 1.58%. The investment adviser and co-administrator have undertaken to limit the Portfolio's Total Portfolio Operating Expenses to the limits shown in the table above through December 31, 1998.

EXAMPLES OF FEES AND EXPENSES

The following examples illustrate the cumulative dollar amount of all the above expenses that would be incurred on each $1,000 of Participant investment.

  -  The examples assume a consistent 5% annual return on invested assets.

  - The examples assume that the annual account charge is deducted from the assets of each Subaccount based on a Participant Account Value of $25,000.

THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

TABLE I: CONTRACTS OTHER THAN SMALL PLAN CONTRACT

If a Participant withdraws his entire Participant Account Value from the specified Subaccount just prior to the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested. The cumulative expenses shown below would be incurred with respect to a Participant withdrawal under a Contract other than the Small Plan Contract.

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $66       $79      $ 95       $185
  Diversified Bond Subaccount.....................    66        79        95        185
  Government Income Subaccount....................    66        80        95        187
  Conservative Balanced Subaccount................    67        83       102        200
  Flexible Managed Subaccount.....................    68        85       105        206
  High Yield Bond Subaccount......................    67        84       102        201
  Stock Index Subaccount..........................    65        77        92        179
  Equity Income Subaccount........................    66        79        94        183
  Equity Subaccount...............................    66        80        96        189
  Prudential Jennison Subaccount..................    68        86       106        208
  Global Subaccount...............................    70        92       117        230

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    68        87       108        214
  AIM V.I. Value Subaccount.......................    69        87       109        215

JANUS ASPEN SERIES
  Growth Subaccount...............................    69        87       109        215
  International Growth Subaccount.................    71        95       122        242

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    70        93       118        233
  Research Subaccount.............................    70        93       118        234

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    70        93       118        233
  Small Cap Subaccount............................    71        96       123        243

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    70        92       117        230
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    72        98       127        251

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    76       109       144        286

TABLE II: CONTRACTS OTHER THAN SMALL PLAN CONTRACT

For Contracts other than the Small Plan Contract, if a Participant does not withdraw any portion of his Participant Account Value from the specified Subaccount, or he uses his Participant Account Value to effect an annuity as of the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $16       $49      $ 85       $185
  Diversified Bond Subaccount.....................    16        49        85        185
  Government Income Subaccount....................    16        50        85        187
  Conservative Balanced Subaccount................    17        53        92        200
  Flexible Managed Subaccount.....................    18        55        95        206
  High Yield Bond Subaccount......................    17        54        92        201
  Stock Index Subaccount..........................    15        47        82        179
  Equity Income Subaccount........................    16        49        84        183
  Equity Subaccount...............................    16        50        86        189
  Prudential Jennison Subaccount..................    18        56        96        208
  Global Subaccount...............................    20        62       107        230

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    18        57        98        214
  AIM V.I. Value Subaccount.......................    19        57        99        215

JANUS ASPEN SERIES
  Growth Subaccount...............................    19        57        99        215
  International Growth Subaccount.................    21        65       112        242

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    20        63       108        233
  Research Subaccount.............................    20        63       108        234

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    20        63       108        233
  Small Cap Subaccount............................    21        66       113        243

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    20        62       107        230
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    22        68       117        251

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    26        79       134        286

TABLE III: SMALL PLAN CONTRACTS

In the event of a full or partial Contract termination, resulting in a withdrawal from the specified Subaccount just prior to the end of the applicable time period, each Participant would pay the following cumulative expenses on each $1,000 invested.

                                                    1 YEAR   3 YEARS
                                                    ------   -------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $68       $85
  Diversified Bond Subaccount.....................    68        85
  Government Income Subaccount....................    68        86
  Conservative Balanced Subaccount................    69        89
  Flexible Managed Subaccount.....................    70        91
  High Yield Bond Subaccount......................    69        90
  Stock Index Subaccount..........................    67        84
  Equity Income Subaccount........................    68        85
  Equity Subaccount...............................    68        86
  Prudential Jennison Subaccount..................    70        92
  Global Subaccount...............................    72        98

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    70        93
  AIM V.I. Value Subaccount.......................    71        94

JANUS ASPEN SERIES
  Growth Subaccount...............................    71        94
  International Growth Subaccount.................    73       101

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    72        99
  Research Subaccount.............................    72        99

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    72        99
  Small Cap Subaccount............................    73       102

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    72        98
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    74       104

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    78       115

TABLE IV: SMALL PLAN CONTRACTS

If there is no full or partial Contract termination, or the Participant annuitizes, the Participant would pay the following cumulative expenses on each $1,000 invested.

                                                    1 YEAR   3 YEARS
                                                    ------   -------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $18       $55
  Diversified Bond Subaccount.....................    18        55
  Government Income Subaccount....................    18        56
  Conservative Balanced Subaccount................    19        59
  Flexible Managed Subaccount.....................    20        61
  High Yield Bond Subaccount......................    19        60
  Stock Index Subaccount..........................    17        54
  Equity Income Subaccount........................    18        55
  Equity Subaccount...............................    18        56
  Prudential Jennison Subaccount..................    20        62
  Global Subaccount...............................    22        68

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    20        63
  AIM V.I. Value Subaccount.......................    21        64

JANUS ASPEN SERIES
  Growth Subaccount...............................    21        64
  International Growth Subaccount.................    23        71

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    22        69
  Research Subaccount.............................    22        69

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    22        69
  Small Cap Subaccount............................    23        72

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    22        68
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    24        74

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    28        85

Loans taken by a Participant from a Participant Account may be subject to charges for establishing and maintaining the loan. The examples with respect to the Contracts do not take into account any deduction for such charges.

The required table of accumulation unit values, which sets out certain historical information about the value of interests in each Subaccount, appears in the Appendix to this prospectus on Page 35.

                     GENERAL INFORMATION ABOUT PRUDENTIAL,
      THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT AND
              THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Prudential is a mutual life insurance company incorporated in 1873 under the laws of the State of New Jersey. Its corporate office is located at 751 Broad Street, Newark, New Jersey. It has been investing for pension funds since 1928.


Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that could take two years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Any plan of reorganization adopted by the Board of Directors would have to be approved by qualified policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.



Prudential generally is responsible for the administrative and recordkeeping functions of the Prudential Discovery Select Group Variable Contract Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems. With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper. Currently, the Small Plan Contract Recordkeeper is BISYS Plan Services, L.P., 323 Norristown Road, Ambler, PA 19002.


Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

The Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") was established on February 11, 1997, under New Jersey law as a separate investment account. The Discovery Account meets the definition of a "separate account" under federal securities laws. Prudential is the legal owner of the assets in the Discovery Account and is obligated to provide all benefits under the Contracts. Prudential will at all times maintain assets in the Discovery Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Discovery Account. These assets are segregated from all of Prudential's other assets and are not chargeable with liabilities arising out of any other business Prudential conducts. In addition to these assets, the Discovery Account's assets may include funds contributed by Prudential to commence operation of the Discovery Account and may include accumulations of the charges Prudential makes against the Discovery Account. From time to time these additional assets will be transferred to Prudential's General Account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Discovery Account.

The Discovery Account is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Discovery Account. For state law purposes, the Discovery Account is treated as a part or division of Prudential. There are currently twenty-two Subaccounts within the Discovery Account which invest in corresponding portfolios of the Funds available under the Contracts. Additional Subaccounts may be established in the future.

THE FUNDS

The following is a list of each Fund, its investment objective and its investment adviser:

THE PRUDENTIAL SERIES FUND, INC.

MONEY MARKET PORTFOLIO. The maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality short-term debt obligations. There are no assurances that this portfolio will maintain a stable net asset value.

DIVERSIFIED BOND PORTFOLIO. A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

GOVERNMENT INCOME PORTFOLIO. A high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks of established companies, in proportions believed by the investment advisor to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment advisor to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high risk of loss in an effort to achieve greater appreciation.

HIGH YIELD BOND PORTFOLIO. Achievement of a high total return through investment in high yield/high risk fixed income securities in the medium to lower quality ranges.

STOCK INDEX PORTFOLIO. Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

EQUITY INCOME PORTFOLIO. Both current income and capital appreciation through investment primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange Composite Index.

EQUITY PORTFOLIO. Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

PRUDENTIAL JENNISON PORTFOLIO. Long-term growth of capital through investment primarily in equity securities of established companies with above-average growth prospects. Current income, if any, is incidental.

GLOBAL PORTFOLIO. Long-term growth of capital through investment primarily in common stock and common stock equivalents of foreign and domestic issuers. Current income, if any, is incidental.

Prudential is the investment advisor for the assets of each of the portfolios of the Prudential Series Fund. Prudential has a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Prudential Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. GROWTH AND INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective.

AIM V.I. VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM Advisors, Inc. to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.

AIM Advisors, Inc. serves as the investment adviser to the AIM V.I. Growth and Income Fund and the AIM V.I. Value Fund.

JANUS ASPEN SERIES

GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

INTERNATIONAL GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Janus Capital Corporation is the investment adviser to the Growth Portfolio and the International Growth Portfolio, and is responsible for the day-to-day management of the portfolios and other business affairs of the portfolios.

MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SERIES. This Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

RESEARCH SERIES. The Research Series' investment objective is to provide long-term growth of capital and future income.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to each MFS Series.

OCC ACCUMULATION TRUST (FORMERLY KNOWN AS QUEST FOR VALUE ACCUMULATION TRUST)

MANAGED PORTFOLIO. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment.

SMALL CAP PORTFOLIO. Capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OpCap Advisors (formerly known as Quest for Value Advisors, the "OCC Manager") is responsible for management of the OCC Accumulation Trust's business. Pursuant to the investment advisory agreement with the OCC Accumulation Trust, and subject to the authority of the Board of Trustees, the OCC Manager supervises the investment operation of the Managed Portfolio and the Small Cap Portfolio, furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities and provides certain administrative services for the OCC Accumulation Trust.

T. ROWE PRICE

T. ROWE PRICE EQUITY SERIES, INC., EQUITY INCOME PORTFOLIO. The fund's objective is to provide substantial dividend income as well as long-term capital appreciation through investment in common stocks of established companies.

T. ROWE PRICE INTERNATIONAL SERIES, INC., INTERNATIONAL STOCK PORTFOLIO. The fund's objective is long-term growth of capital through investment primarily in common stocks of established, non-U.S. companies.

T. Rowe Price Associates, Inc. is the Investment Manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the Investment Manager for the International Stock Portfolio.

WARBURG PINCUS TRUST

POST-VENTURE CAPITAL PORTFOLIO. Seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.

The Warburg Pincus Trust employs Warburg, Pincus Counselors, Inc. as investment adviser and Abbott Capital Management, L.P. as its sub-investment adviser with respect to a portion of the Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.

Further information about the Fund portfolios can be found in the accompanying prospectuses for each Fund.

The investment advisors with respect to the various Funds charge a daily investment management fee as compensation for their services, as set forth in the table beginning on page 6 and as more fully described in the prospectus for each Fund.


It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither Prudential nor the Funds currently foresees any such disadvantage, the Funds' Boards of Directors intend to monitor events in order to identify any material conflict between variable life insurance and variable annuity contractholders and to determine what action, if any, should be taken in response thereto. This might force a Fund to sell securities at disadvantageous prices. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contractholders.


Prudential will be compensated by an affiliate of each of the Funds (other than those in the Prudential Series Fund) based upon an annual percentage of the average assets held in the Fund by Prudential under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Prudential.

A full description of the Funds, their investment objectives, management, policies, and restrictions, their expenses, the risks attendant to investment therein, and all other aspects of their operation is contained in the accompanying prospectuses for each Fund and in the related statements of additional information, which should be read in conjunction with this Prospectus. There is no assurance that the investment objectives will be met.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a credited interest option available to fund certain group annuity contracts issued by Prudential. Amounts allocated to the Guaranteed Interest Account become part of the General Account of Prudential, which consists of all assets owned by Prudential other than those in the Discovery Account and other variable separate accounts of Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the General Account.

Because of exemptive and exclusionary provisions, interests in the General Account (which include interests in the Guaranteed Interest Account) are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and Prudential has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under certain Contracts, amounts allocated to the Guaranteed Interest Account may be held within one or more guaranteed separate accounts. Interests in such separate account(s) are not registered under the Securities Act of 1933 and the separate accounts are not registered as investment companies under the Investment Company Act of 1940.

                                 THE CONTRACTS

Prudential generally issues the Contracts to Employers whose employees may become Participants. Under an IRA, a Participant's spouse may also become a Participant. A Contract may be issued to an association that represents employers of employees who become Participants, to an association or union that represents members that become Participants and to a trustee of a trust with participating employers whose employees become Participants. Even though an Employer, an association or a trustee is the Contractholder, the Contract normally provides that Participants shall have the rights and interests under them that are described in this Prospectus. However, when a Contract is used to fund a deferred compensation plan established under Section 457 of the Code, for example, all rights under the Contract are owned by the Employer to whom, or on whose behalf, the Contract is issued. All amounts becoming payable under the Contract are payable to the Employer and are its exclusive property. For a plan established under Section 457 of the Code, the employee has no rights or interests under the Contract, including any right or interest in any Subaccount of the Discovery Account, except as provided in the Employer's plan. This may also be true with respect to certain non-qualified annuity arrangements.

Also, a particular plan, even if it is not a deferred compensation plan, may limit a Participant's exercise of certain rights under a Contract. Participants should check the provisions of their Employer's plan or any agreements with the Employer to see if there are any such limitations and, if so, what they are.

THE ACCUMULATION PERIOD

Contributions; Crediting Units; Enrollment Forms; Deduction for Administrative Expenses.

Contributions to the Contract ordinarily will be made periodically pursuant to a payroll deduction or similar agreement between the Participant and his Employer. Any contributions to an IRA must be in an amount of no less than $500, except for contributions to an IRA for a non-working spouse (or working spouse who elects to be treated as a non-working spouse).

A Participant designates what portion of the contributions made on his behalf should be invested in the Subaccounts or the Guaranteed Interest Account. The Participant may change this designation usually by notifying Prudential at the address shown on the cover page of this Prospectus or such other address as may be communicated by Prudential. Under certain Contracts (including the Small Plan Contract), an entity other than Prudential keeps certain records, and Participants under those Contracts must contact the record-keeper. See "Modified Procedures," page 24.


The full amount (100%) of each contribution designated for investment in any Subaccount is credited to a Participant Account maintained for the Participant. Except for the initial contribution, the number of Units credited to a Participant in a Subaccount is determined by dividing the amount of the contribution made on his behalf to that Subaccount by the Subaccount's Unit Value determined as of the end of the Valuation Period during which the contribution is received by Prudential at the address shown on the cover page of this Prospectus or such other address as may be communicated in writing by Prudential.


The initial contribution made for a Participant will be invested in a Subaccount no later than two Business Days after it is received by Prudential, if it is preceded or accompanied by satisfactory enrollment information. If the Contractholder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then Prudential will allocate such contribution to the Prudential Series Fund Money Market Subaccount upon receipt, and also will send a notice to the Contractholder or its agent that requests allocation information for each such Participant. If the necessary enrollment information is not received in response to its initial notice, Prudential will deliver up to three additional notices to the Contractholder or its agent at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of the Money Market Subaccount were purchased on behalf of Participants who failed to provide the necessary enrollment information, Prudential will redeem the relevant Units and pay the proceeds (including earnings thereon) to the Contractholder. Any proceeds paid to the Contractholder under this procedure may be considered a prohibited and taxable reversion to the Contractholder under current provisions of the Code. Similarly, returning proceeds may cause the Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, to hold all plan assets in trust. Both problems may be avoided if the Contractholder arranges to have the proceeds paid into a qualified trust or annuity contract.

The number of Units of a particular Subaccount credited to a Participant will not be affected by any subsequent change in the value of those Units, but the dollar value of a Unit will vary from Business Day to Business Day depending upon the investment experience of the Subaccount. The number of Units credited to a Participant in a Subaccount will be reduced as the result of any annual account charge.

The value of a Participant Account in a Subaccount on any particular day is determined by multiplying the total number of Units credited to the Participant by the Subaccount's Unit Value on that day.


The Unit Value for each Subaccount was set at $10.00 on the date of commencement of operations of that Subaccount. The Unit Value for any subsequent Business Day is determined as of the end of that day by multiplying the Unit Change Factor for that day by the Unit Value for the preceding Business Day. Because of its differing charges, the Small Plan Contract will have a different Unit Value than the other Contracts.



The Unit Change Factor for any Business Day is determined by dividing the current day net asset value for Fund shares by the net asset value for shares on the previous Business Day. This factor is then reduced by a daily equivalent of the mortality and expense risk fee and the administrative fee. The value of the assets of a Subaccount is determined by multiplying the number of Fund shares held by that Subaccount by the net asset value of each share and adding the value of dividends declared by the Fund but not yet paid.


ALLOCATION OF PURCHASE PAYMENTS

A Participant determines how the initial contribution will be allocated among the Subaccounts by specifying the desired allocation on the application or enrollment form. A Participant may choose to allocate nothing to a particular Subaccount. Unless a Participant tells us otherwise, subsequent contributions will be allocated in the same proportions as the most recent contribution made by that Participant. With respect to Contracts other than the Small Plan Contract, a Participant may change the way in which subsequent contributions are allocated by providing Prudential with proper written instruction or by telephoning Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789 at the toll-free number provided by Prudential, once a Participant has provided the appropriate identification to effect a telephone transfer. With respect to the Small Plan Contract, Participants may change the way in which subsequent contributions are allocated by submitting complete written instructions to the Small Plan Contract Recordkeeper at the address provided by Prudential. See Transfers, below.

ASSET ALLOCATION PROGRAM

An Asset Allocation Program may be available to assist Participants in determining how to allocate purchase payments. If a Participant chooses to participate in the program, the Participant may do so by utilizing a form available in the employee enrollment kit. The form will include a series of illustrations depicting various asset allocation models based on age and risk tolerance. In the future, a more comprehensive model based on an internet web site may be available for use by Participants as well. The Asset Allocation Program will be available at no charge to the Participant. A Participant is under no obligation to participate in the program or to invest according to the program recommendations. A Participant may ignore, in whole or in part, the investment allocations provided by the program.

The Asset Allocation Program is intended as an aid in making purchase payment allocations. It is not a guarantee of investment return and there can be no assurance that any Fund portfolio will attain its investment objectives. A Participant should consider reviewing his or her investor profile questionnaire annually, and each time his or her investor profile changes.

TRANSFERS

A Participant may transfer out of an investment option into any combination of other investment options available under the Contract. Generally, the transfer request may be in dollars, such as a request to transfer $1,000 from one Subaccount or from the Guaranteed Interest Account, or, in the case of Subaccounts, may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be whole numbers. Certain Contracts may require that transfer requests pertaining to the Guaranteed Interest Account or the Subaccounts be effected in terms of whole number percentages only, and not by dollar amount. A Participant may make transfers by proper written notice to Prudential Investments (or to the Small Plan Contract Recordkeeper, with respect to such Contracts), or by telephone, internet or telecopy, depending on the terms of the plan applicable to the Participant.

If a Contractholder chooses telephone privileges, each Participant will automatically be enrolled to use the Telephone Transfer System. A Participant may decline those privileges on a form supplied by the Contractholder or Prudential. Prudential has adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following telephone instructions we reasonably believe to be genuine. We cannot guarantee that a Participant will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change. The Small Plan Contract Recordkeeper also has adopted procedures designed to ensure that requests by telephone are genuine, and similarly disclaims responsibility for unauthorized telephone transactions and for telephone calls that may not get through.

Unless restricted by the retirement arrangement under which a Participant is covered, upon the receipt by Prudential of a duly completed written transfer request form or properly authorized telephone transfer request, all or a portion of the Participant Account in any of the Subaccounts will be transferred to another Subaccount or from the Guaranteed Interest Account to the Subaccounts. Transfers from the Guaranteed Interest Account may be restricted. There is no minimum transfer amount. As of the day the transfer request is received, the Participant's Subaccount(s) from which the transfer is made will be reduced by the number of Units obtained by dividing the amount to be transferred by the Unit Value for the applicable Business Day. If the transfer is made to another Subaccount as of the same day, the number of Units credited to the Participant in that Subaccount will be increased by means of a similar calculation. Prudential reserves the right to limit the frequency of these transfers. All transfers are subject to the terms and conditions set forth in this Prospectus and in the Contract(s) covering a Participant. The Contracts were not designed for professional market timing organizations or other organizations or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Discovery Account and the Funds and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one owner.

Different procedures may apply for Contracts under which an entity other than Prudential provides record keeping services. Although there is presently no charge for transfers, Prudential reserves the right to impose such charges in the future. Dollar Cost Averaging and Auto-Rebalancing transfers may be subject to a charge.

Certain Contracts, including the Small Plan Contract, may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contract as "competing" with Prudential's General Account options with regard to investment characteristics. If such transfers are precluded, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock Fund, may not for 90 days thereafter be transferred into a "competing" option or back to the Guaranteed Interest Account.

A Contract may include a provision that, upon discontinuance of contributions for all Participants of an Employer covered under a Contract, the Contractholder may request Prudential to make transfer payments from any of the Subaccounts to a designated alternate funding agency. If the Contract is used in connection with certain tax-deferred annuities subject to Section 403(b) of the Code, or with IRAs, Prudential will promptly notify each affected Participant and each beneficiary of a deceased Participant that such a request has been received. Within thirty days of receipt of such notice, each recipient may elect in writing on a form approved by Prudential to have any of his or her Subaccounts transferred to the alternate funding agency. If he or she does not so elect, his or her investment options will continue in force under the Contract. If he or she does so elect, his or her account will be canceled as of a "transfer date" which is the Business Day specified in the Contractholder's request or 90 days after Prudential receives the request, whichever is later. The product of Units in the Participant's Subaccounts immediately prior to cancellation and the appropriate Unit Value on the transfer date, less the applicable withdrawal and annual account charges, will be transferred to the designated alternate funding agency in cash.

Subject to any conditions or limitations regarding transfers contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can continue to make transfers of all or part of his interest in his Participant Account among the available investment options offered, and can transfer directly all or part of his interest in his Participant Account to a
Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

Contributions may be discontinued for all Participants under a Contract or for all Participants of an Employer covered under the Contract used in connection with a deferred compensation plan subject to Section 457 of the Code due to certain circumstances, such as a change in any law or regulation, which would have an adverse effect on Prudential in fulfilling the terms of the Contract. If contributions are so discontinued, Prudential may initiate transfer payments from any Subaccount to an alternate funding agency. The transfer would be made as described in the paragraph above.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain requests for transfer payments other than those described above must include the consent of the Participant and spouse and must be notarized or witnessed by an authorized plan representative.

Transfers among Subaccounts will take effect as of the end of the Valuation Period in which a proper transfer request is received at Prudential Investments.

DOLLAR COST AVERAGING

Additionally, an administrative feature called Dollar Cost Averaging ("DCA") may be available to Contractholders. This feature allows Participants to transfer amounts out of the Guaranteed Interest Account or one of the variable investment options and into one or more other variable investment options. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. A Participant may ask that transfers be made monthly, quarterly, semi-annually or annually. A Participant can add to the DCA account at any time.


Each automatic transfer will take effect in monthly, quarterly, semi-annual or annual intervals as designated by the Participant. If the New York Stock Exchange and Prudential are not open on a transfer date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers continue until the amount specified has been transferred, or until the Participant notifies us and we process a change in allocation or cancellation of the feature. There is currently no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to the administrative services agreement, which would have to be agreed to in writing by both Prudential and the Contractholder.


AUTO-REBALANCING


The Contracts may offer another investment technique in the future that Participants may find attractive. The Auto-Rebalancing feature will allow Participants to automatically rebalance Subaccount assets at specified intervals based on percentage allocations that they choose. For example, suppose a Participant's initial investment allocation of variable investment options is split 40% and 60%, respectively. Then, due to investment results, that split changes. A Participant may instruct that those assets be rebalanced to his or her original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as a Participant chooses. A Participant may select that rebalancing occur in monthly, quarterly, semi-annual or annual intervals. Rebalancing will take effect as of the end of the Valuation Period for each applicable interval and will continue at those intervals until the Participant notifies us otherwise. If the New York Stock Exchange and Prudential are not open on the rebalancing date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. There is currently no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to the administrative services agreement, which would have to be agreed to in writing by both Prudential and the Contractholder.


WITHDRAWALS

Under certain circumstances as described in the retirement arrangement under which he is covered, a Participant may withdraw at any time all or part of his Participant Account Value that is attributable to Employer contributions or after-tax Participant contributions, if any.

The Code imposes restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code. Pursuant to Section 403(b)(11) of the Code, amounts attributable to a Participant's salary reduction contributions (including the earnings thereon) that are made under a tax deferred annuity after December 31, 1988 can only be withdrawn (redeemed) when the Participant attains age 59 1/2, separates from service with his employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code). However, the Code permits the withdrawal at any time of amounts attributable to tax-deferred annuity salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the arrangement under which a Participant is covered contains a financial hardship provision, withdrawals can be made in the event of the hardship.

Furthermore, subject to any restrictions upon withdrawals contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can withdraw at any time all or part of his Participant Account Value under a predecessor Prudential tax-sheltered annuity contract, as of December 31, 1988. Amounts earned after December 31, 1988 on the December 31, 1988 balance in a Participant Account attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.

With respect to retirement arrangements other than tax-deferred annuities subject to Section 403(b) of the Code, a Participant's right to withdraw at any time all or part of his Participant Account Value may be restricted by the retirement arrangement under which he is covered. For example, Code Section 457 plans typically permit withdrawals only upon attainment of age 70 1/2, separation of service, or for unforeseeable emergencies.

With respect to all Contracts, you may specify from which investment options you would like the withdrawal processed. The withdrawal amount may be specified as a dollar amount or as a percentage of the Participant Account Value in the applicable Subaccount(s). If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options.

Only amounts withdrawn from contributions (including full withdrawals) may be subject to a withdrawal charge. For purposes of determining withdrawal charges, withdrawals are considered as having been made first from contributions. See Withdrawal Charge, page 25. This differs from the treatment of withdrawals for federal income taxes as described below, where generally, withdrawals are considered to have been made first from investment income. The withdrawal will be effected as of the end of the Valuation Period in which a proper withdrawal request is received at Prudential Investments.

Prudential will generally pay the amount of any withdrawal within 7 days after we receive a properly completed withdrawal request. We will pay the amount of any withdrawal requested, less any applicable tax withholding, withdrawal charge and/or annual account charge. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

SYSTEMATIC WITHDRAWAL PLAN

If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement a Participant may arrange for systematic withdrawals from the Subaccounts and the Guaranteed Interest Account in which he invests. A Participant may arrange for systematic withdrawals only if at the time he elects to have such an arrangement, the balance in his Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he has first separated from service with his Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.

Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable and Participants who have not reached age 59 1/2 may incur substantial tax penalties. Withdrawals made after a Participant has attained age 70 1/2 and by beneficiaries must satisfy certain minimum distribution rules. See "Federal Tax Status," page 26.

Systematic withdrawals may be arranged only pursuant to an election on a form approved by Prudential. Under certain types of retirement arrangements, an election to arrange for systematic withdrawals by a married Participant must be consented to in writing by the Participant's spouse, with signatures notarized or witnessed by an authorized plan representative. The election must specify that the systematic withdrawals shall be made on a monthly, quarterly, semi-annual, or annual basis.

All systematic withdrawals shall be effected as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. Systematic withdrawals shall continue until the Participant has withdrawn all of the balance in his Participant Account or has instructed Prudential in writing to terminate his systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal--which will vary, reflecting investment experience during the withdrawal period--will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.

Systematic withdrawals shall be taken first out of the Participant's investment, if any, in the Guaranteed Interest Account until that amount is exhausted. Thereafter, systematic withdrawals will be taken pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner than that described immediately above.

A Participant may change the frequency, amount or duration of his systematic withdrawals by submitting a form to Prudential that Prudential will provide to him upon request. A Participant may make such a change only once during each calendar year.

A Participant may at any time instruct Prudential to terminate the Participant's systematic withdrawal arrangement, and no systematic withdrawals will be made for him after Prudential has received his instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result thereof.

An arrangement to make systematic withdrawals will not affect any of the Participant's other rights under the Contracts, including the right to make withdrawals, and purchase a fixed dollar annuity.


Currently, Prudential does not impose a withdrawal charge upon systematic withdrawals, however, Prudential may apply a withdrawal charge on systematic withdrawals where payments are made for less than three years. Any such charge would be imposed only on Contracts other than the Small Plan Contract in accordance with the withdrawal charge schedule set out in the Fee Table. Prudential currently permits a Participant who is receiving systematic withdrawals and over the age of 59 1/2 to make one additional, non-systematic, withdrawal during each calendar year in an amount that does not exceed 10% of the sum of his balances in the Account and the Guaranteed Interest Account without the application of the withdrawal charge.


TEXAS OPTIONAL RETIREMENT PROGRAM

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program").

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions will be credited to the Participant Account. Until the Participant begins his second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas' contributions. If the Participant does not commence his second year of Texas Program participation, the value of those Units representing Texas' contributions will be withdrawn and returned to the State.

Withdrawal benefits of Contracts issued under the Texas Program are available only in the event of a Participant's death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. The value of a Participant's interest under the Contract may, however, be transferred to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation.

DEATH BENEFIT

Upon receipt by Prudential of due proof of a Participant's death and a claim and payment election submitted on a form approved by Prudential, a death benefit made up of the balance in the Participant Account (after deduction of any annual account charges) will be payable to his designated beneficiary. The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this Prospectus. For certain Contracts, such as the Small Plan Contract, a death benefit claim should be sent to a designated record keeper rather than Prudential.

With respect to Contracts other than the Small Plan Contract, the death benefit will be paid in one sum as if it were a single withdrawal, as systematic withdrawals, as an annuity, or a combination of the three, as the Participant may have directed subject to the minimum distribution rules of Code Section 401(a)(9) as described below under

"Federal Tax Status." With respect to the Small Plan Contract, the death benefit payment option listed in (d) below may not be available. If the Participant has not so directed, the beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:

a. to receive a one sum cash payment;

b. to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant;

c. to receive regular payments in accordance with the systematic withdrawal plan; or

d. a combination of all or any two of (a), (b), and (c).

Unless restricted by the retirement arrangement under which the Participant is covered, or unless the Participant has elected otherwise, if within one year after the Participant's death the beneficiary elects to receive a one-sum cash payment of the entire Participant Account, including the balance in all Subaccounts in which the Participant has a balance, the total amount made available to the beneficiary will be the greatest of: (1) the Participant's Account Value as of the date Prudential receives a death benefit payment request in good order; (2) the sum of all contributions made to the Participant Account less withdrawals, transfers and charges; and (3) the greatest of the Participant's Account Value calculated on every third anniversary of the first contribution made on behalf of the Participant (accompanied by complete documentation) under the Contract, less subsequent withdrawals, transfers and charges.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant's date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly consents to the waiver of the benefit, 50% of the balance in the Participant Account will be paid to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, the remaining 50% would be paid to the Participant's designated beneficiary.

Unless the retirement arrangement that covered the Participant provides otherwise, a beneficiary who elects to have a fixed-dollar annuity purchased for himself may choose from among the available forms of annuity. See "Effecting an Annuity," page 29. The beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See "Federal Tax Status" section of this Prospectus. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, a one sum cash payment will be made to the beneficiary, after deduction of the annual account charge. A specific Contract may provide that an annuity is payable to the beneficiary if the beneficiary fails to make an election.

Until a death benefit is paid that results in reducing to zero the balance in the Participant Account, the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account will be maintained for the beneficiary in the same manner as they had been for the Participant, except (i) the beneficiary may make no contributions (ii) no loans may be taken and (iii) no withdrawal charge will be imposed upon withdrawals.

DISCONTINUANCE OF CONTRIBUTIONS

Contributions on behalf of all Participants under a Contract or for all Participants of an Employer covered under a Contract may be discontinued upon notice by the Contractholder to Prudential. Contributions under the Contract will also be discontinued for all Participants covered by a retirement arrangement that is terminated.

On 90 days' advance notice to the Contractholder, Prudential may elect not to accept any new Participant, or not to accept further contributions for existing Participants.

The discontinuance of contributions on a Participant's behalf does not otherwise affect his or her rights under the Contracts. He may make withdrawals from his Participant Account--for transfer, for the purchase of an annuity or for any other purpose--just as if contributions were still being made for him or her. However, if contributions under a Program are not made for a Participant for a specified period of time (24 months in certain states, 36 months in others) and the total value of his Participant Accounts is at or below a specified amount ($1,000 in certain states, $2,000 in others), Prudential may, if permitted by the Code, elect to cancel those Participant Accounts unless prohibited by the retirement arrangement, and pay the Participant their value (less the annual account charge) as of the date of cancellation.

LOAN PROVISION

The loans described in this section are generally available to Participants in 401(a) plans and 403(b) programs. The interest rate and other terms and conditions of the loan may vary from Contract to Contract.

For plans that are subject to ERISA, it is the responsibility of the Contract trustee or fiduciary to ensure that the interest rate or other terms and conditions of the loan comply with all Contract qualification requirements including the ERISA regulations.


The loans described in this section, which involve the variable investment options, work as follows. The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of (a) $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan or (b) 50% of the value of the Participant's vested interest under a Contract. Generally, in the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Those payments are invested in the Subaccounts chosen by the Participant. With respect to Contracts other than the Small Plan Contract, the Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. With respect to Contracts other than the Small Plan Contract, if the Participant does not specify the Subaccounts from which the loan amount is deducted, the loan amount will be deducted pro rata from the Participant Account Value in the Subaccounts. With respect to the Small Plan Contract, amounts borrowed are deducted from a Participant's Subaccounts on a pro rata basis. With respect to such Contracts, amounts repaid on a loan are applied to a Participant's Subaccounts based on the Participant's current contribution allocations.


The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the Employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution and Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.


Prudential charges a loan application fee of up to $75 which is deducted from the Participant Account at the time the loan is initiated. Prudential will not accept a personal check as payment of the loan application fee. Prudential also imposes an annual charge of up to $60 as a loan maintenance fee for recordkeeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan. This annualized loan maintenance charge will be pro rated based on the number of full months that the loan is outstanding and is generally deducted quarterly. Under certain Contracts, the loan maintenance fee will be deducted annually. With respect to Contracts other than the Small Plan Contract, the loan maintenance charge will first be made against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or more of the Subaccounts in which the Participant is invested. With respect to the Small Plan Contract, the loan maintenance fee will be deducted pro rata from each of the Participant's Subaccounts.

MODIFIED PROCEDURES


Under certain Contracts, but not the Small Plan Contract, the Contractholder or a third party acting on their behalf provides record keeping services that would otherwise be performed by Prudential. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record keeper rather than Prudential. The record-keeper is the Contractholder's agent, not Prudential's agent. Accordingly, transactions will be processed and priced as of the end of the Valuation Period in which Prudential receives appropriate instructions and/or funds from the record-keeper. Any such different procedures will be set forth in the Contract.


                          CHARGES, FEES AND DEDUCTIONS

ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE

There is an administrative fee to reimburse Prudential for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contractholders and Participants. This fee is deducted daily from the assets in each of the Subaccounts at an effective annual rate of 0.85% for Contracts other than the Small Plan Contract, and at an effective annual rate of 1.05% for the Small Plan Contracts.


An annual account charge for recordkeeping and other administrative services is deducted pro rata from each Participant Account or is billed directly to the Employer. This annual account charge is payable to Prudential and, with respect to Contracts other than the Small Plan Contract, is made on the last Business Day of each calendar year as long as the Participant still has money invested in the Subaccounts and the Guaranteed Interest Account. With respect to the Small Plan Contract, the annual account charge is assessed either (i) quarterly, on or about 14 days after the end of each quarter or (ii) annually, on the last Business Day of the calendar year. With respect to Contracts other than the Small Plan Contract, the annual account charge will be pro rated for new Participants for the first year of their participation, based on the number of full months remaining in the calendar year after the first contribution is received. With respect to the Small Plan Contract, the annual account charge will not be pro rated for new Participants. With respect to Contracts other than the Small Plan Contract, if a Participant Account is canceled before the end of the year, the charge will be made on the date that Participant Account is canceled (and the charge will not be pro rated if this occurs during the year in which the first contribution is made to the Participant Account). The annual account charge will not be made, however, upon the cancellation of a Participant Account to purchase an annuity under a Contract if the annuity becomes effective on January 1 of any year. After a cancellation, the Participant may again participate in the Contract only as a new Participant and will be subject to a new annual account charge.



For all Contracts, the aggregate annual account charge for each Participant will not be greater than $32. With respect to Contracts other than the Small Plan Contract, the charge will first be made against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or more of the Subaccounts in which the Participant is invested. With respect to the Small Plan Contract, the aggregate annual account charge may be paid directly by the Participant's Employer, or may be deducted from a Participant's Account Value pro rata from each of the Participant's Subaccounts. Prudential may waive or eliminate the annual account charge where its costs of administration are less on account of economies of scale associated with the amount of the Contractholder's Plan assets and the fact that the Contractholder itself performs administrative services that Prudential otherwise would perform.


CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

A deduction is made daily from the assets of each of the Subaccounts to reimburse Prudential for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. The charge is made daily at an annual rate of 0.15% of the assets held in the Subaccounts for all of the Contracts.

EXPENSES INCURRED BY THE FUNDS

The charges and expenses of the Funds are indirectly borne by the Participants. Details about investment management fees and other Fund expenses are provided in the fee table and in the accompanying prospectuses for the Funds and the related statements of additional information.

WITHDRAWAL CHARGE

With respect to Contracts other than the Small Plan Contract, a withdrawal charge may be made upon full or partial withdrawals. The charge compensates Prudential for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

With respect to Contracts other than the Small Plan Contract, the amount of the withdrawal charge imposed upon any withdrawal depends upon the number of years of a Participant's participation in the Contract, the year in which the withdrawal is made, and the kind of retirement arrangement that covers the Participant. Participation in the Contract begins upon the date when the first contribution on behalf of the Participant, along with enrollment information in a form satisfactory to Prudential, is received by Prudential. Such participation ends on the date when the Participant Account under the Contract is canceled. In the event of such cancellation, Prudential reserves the right to consider the Participant to be participating in the Contract for a limited time (currently about one year) for the purposes of calculating any withdrawal charge on the withdrawal of any future contributions.

The table below describes the maximum amount of the withdrawal charge deducted with respect to Contracts other than the Small Plan Contract.


                                                                      WITHDRAWAL CHARGE,
                 YEARS OF CONTRACT                                    AS A PERCENTAGE OF
                   PARTICIPATION                                    CONTRIBUTIONS WITHDRAWN
----------------------------------------------------------------------------------------------------------
  FIRST YEAR                                                                  5%
  SECOND YEAR                                                                 4%
  THIRD YEAR                                                                  3%
  FOURTH YEAR                                                                 2%
  FIFTH YEAR                                                                  1%
  SIXTH YEAR AND SUBSEQUENT                                                NO CHARGE

The withdrawal charge applicable to the Small Plan Contract is determined in a different manner from what is described in the preceding paragraphs. Under the Small Plan Contract, a Participant making a full or partial withdrawal does not pay the withdrawal charge indicated above. Instead, withdrawal charges under the Small Plan Contract are triggered only when the Employer to which the Contract was issued terminates the Contract in whole or in part. Under full termination of the Contract, the withdrawal charge would be assessed against the Employer based on the total value of contributions withdrawn under the terminated Contract. Under a partial termination of the Contract, the withdrawal charge is assessed only against those assets withdrawn by reason of a specified group, classification or type of employee leaving the Plan as a result of a corporate merger, restructuring, or other comparable employer-initiated event. For example, an Employer may sell a portion of its business that in turn requires that one-half of its employees commence work for new employer, under a new qualified retirement plan not covered under the Contract. The withdrawal charge would be assessed against the Employer based on the total value of contributions of affected employees withdrawn as a consequence of the partial termination. The Employer may pass this charge on to affected employees.


Each Participant's Account Value that is withdrawn in connection with such a full or partial Contract termination may be subject to a withdrawal charge. The amount of the withdrawal charge varies depending on the number of years that have elapsed since the Small Plan Contract became effective. Specifically, the withdrawal charge is equal to 5% of contributions withdrawn during the first year of the Contract and the charge declines by one percentage each year thereafter. After five complete years have elapsed from the effective date of the Small Plan Contract, no such withdrawal charge is deducted. This withdrawal charge compensates Prudential and its affiliates for the cost associated with contacting Small Plans and their participants and initially establishing Plan and participant records.

With respect to all Contracts, the proceeds received by a Participant upon any withdrawal will be reduced by the amount of any withdrawal charge. Also, at our discretion, we may reduce or waive withdrawal charges for certain classes of contracts (e.g., contracts exchanged from existing contracts).

LIMITATIONS ON WITHDRAWAL CHARGE

We will not impose a withdrawal charge upon contributions withdrawn to purchase an annuity, to provide a death benefit, pursuant to a systematic withdrawal plan generally, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the Employer's retirement arrangement. A withdrawal charge will not be imposed upon withdrawals attributable to roll-over contributions. Further, for all plans other than IRAs, no withdrawal charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder.

Contributions transferred among the Guaranteed Interest Account and the Subaccounts are considered to be withdrawals from the Guaranteed Interest Account or the Subaccount from which the transfer is made, but no withdrawal charge is imposed upon them. They will, however, be considered as contributions to the receiving Subaccount or Guaranteed Interest Account for purposes of calculating any charge imposed upon their subsequent withdrawal from that investment option.

Loans are considered to be withdrawals from the Subaccounts from which the loan amount was deducted but are not considered a withdrawal from the Contract. Therefore, no withdrawal charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Subaccount for purposes of calculating any charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the withdrawal charge. The withdrawal charge will be withdrawn from the same Subaccounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Subaccounts, the withdrawal charge will be withdrawn from the Participant's other Subaccounts and the Guaranteed Interest Account as well.

Prudential may impose withdrawal charges lower than those described above with respect to Participants under certain Contracts. These lower charges will reflect Prudential's anticipation that lower sales costs will be incurred, or less sales services will be performed, with respect to such Contracts due to economies arising from (1) the utilization of mass enrollment procedures or (2) the performance of sales functions, which Prudential would otherwise be required to perform, by the Contractholder, an Employer, or by a third party on their behalf or (3) an accumulated surplus of charges over expenses under a particular Contract. Generally, the withdrawal charge is lowered or waived depending on the amount of local service the Contractholder requires. In addition, the charge may be lowered if required by state law.

PREMIUM TAXES

Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant's Account Value is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant's Account to cover such taxes or assessments, if any, when applicable. Not all states impose premium taxes on annuities; however, the rates in those that do currently range from 0.5% to 5%.

                               FEDERAL TAX STATUS

The following discussion is based on current law and interpretations which may change. The discussion is general in nature. It is not intended as tax advice, nor does it consider any applicable state or other tax laws. A qualified tax adviser should be consulted for complete information and advice. The following rules do not generally apply to annuity contracts held by or for non-natural persons (e.g., corporations). Where a Contract is held by a non-natural person, unless the Contractholder is a nominee or agent for a natural person (or in other limited circumstances), the contract will generally not be treated as an annuity for tax purposes.

TAXES ON PRUDENTIAL

The Discovery Account is not considered a separate taxpayer for purposes of the Code. As distinguished from most other registered investment companies--which are separate taxpayers--the earnings of the Subaccounts invested in the Funds are taxed as part of the income of Prudential. No charge is being made currently to those Subaccounts for company federal income taxes. Prudential will review periodically the question of a charge to the Subaccounts invested in the Funds for company federal income taxes attributable to the Contracts. Such a charge may be made in future years for any federal income taxes attributable to the Contracts.

QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS

The Contracts may be used in connection with qualified pension and profit sharing plans, plans established by self-employed persons ("Keogh plans"), simplified employee pension plans ("SEPs"), individual retirement plan accounts ("IRA's") and retirement programs for certain persons known as Section 403(b) annuity plans.

The Contracts may also be used in connection with individual retirement arrangements known as "Roth IRAs." Generally, contributions to a Roth IRA are subject to certain limits and are not deductible for Federal income tax purposes. Distributions are generally not taxable for Federal income tax purposes if they are made after attainment of age 59- 1/2 or for certain other reasons and if the individual had a Roth IRA in effect for at least five years.

The provisions of the Code that apply to the retirement arrangements that may be funded by the Contracts are complex and Participants are advised to consult a qualified tax adviser. In general, however, assuming that the requirements and limitations of the provisions of the Code applicable to the particular type of plan are adhered to by Participants and Employers, contributions made under a retirement arrangement funded by a Contract are deductible (or not includible in income) up to certain amounts each year. Further, under the retirement programs with which the Contracts may be used, Federal income tax currently is not imposed upon the investment income and realized gains earned by the Accounts and Subaccounts in which the contributions have been invested until a distribution or withdrawal is received. When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special income-averaging rule. The effect of Federal income taxation depends largely upon the type of retirement plan and a generalized description, beyond that given here, is not particularly useful. Careful review of the provisions of the Code applicable to the particular type of plan is necessary.

As noted above, withdrawals or distributions are taxable. Furthermore, premature distributions or withdrawals may be subject to a penalty tax. Participants contemplating a withdrawal should consult a qualified tax adviser. In addition, Federal tax laws impose restrictions on withdrawals from Section 403(b) annuities. Distributions are subject to certain minimum distribution requirements.

The Contracts may be used in connection with deferred compensation plans that meet the requirements of Section 457 of the Code. The tax rules for such plans involve, among other things, limitations on contributions and minimum distribution requirements. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning the applicability of Section 457 to their plans as well as the specific requirements. Reference is also made to the discussion below of Section 72(u) of the Code which may be applicable in certain circumstances.

Subject to the exceptions discussed below with respect to Section 403(b) annuity plans and certain governmental or church plans, distributions from traditional IRA's, qualified retirement arrangements, and deferred compensation plans that meet the requirements of Section 457 of the Code, must begin by April 1 of the calendar year following the year in which the Participant attains age 70 1/2 or actual retirement, if later (the "Required Beginning Date"). Distributions from a Section 403(b) annuity plan attributable to benefits accruing after December 31, 1986 must begin by the Required Beginning Date. The Required Beginning Date for distributions from a governmental or church plan is the later of April 1 of the calendar year after the calendar year in which the Participant retires. In general, distributions that are made after the Required Beginning Date must be made in the form of an annuity for the life of the Participant or the lives of the Participant and his designated beneficiary, or over a period that is not longer than the life expectancy of the Participant or the life expectancies of the Participant and his designated beneficiary.

Distributions to beneficiaries are also subject to minimum distribution rules. If a Participant dies before his entire interest in his Participant Account has been distributed, his remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the Participant dies before distributions have begun (or are treated as having begun) the entire interest in his Participant Account must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which the Participant dies and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy (except that with respect to distributions from a deferred compensation plan subject to Section 457 of the Code, such period cannot exceed 15 years). Special rules apply to the spouse of a deceased Participant.

In addition to the above rules, with respect to a deferred compensation plan subject to Section 457 of the Code, any distribution that is payable over a period of more than one year can only be made in substantially non-increasing amounts no less frequently than annually.

An excise tax applies to Participants or beneficiaries who fail to make the minimum distribution in any calendar year.

NON-QUALIFIED ARRANGEMENTS USING THE CONTRACTS

The Contracts constitute variable annuity contracts. Accordingly, no tax should be payable by a Participant as a result of any increase in the value of his share of the investment income and realized gain earned by the Discovery Account or his Participant Account in which his accumulated premium payments are held. Generally, amounts are taxed when received, either as an annuity or as a withdrawal before the annuity starting date. For these purposes, loans against the Contracts or the pledging of the Contracts are treated as withdrawals.

Amounts withdrawn before the annuity starting date are treated for tax purposes first as being withdrawals of investment income, rather than withdrawals of premium payments, until all investment income earned by a Participant's Account or Subaccount has been withdrawn. Thus, a Participant will be taxed on the amount he withdraws before he starts receiving annuity payments to the extent that the cash value of his Contract, unreduced by the withdrawal charge, exceeds his premium payments.

In addition to the ordinary income tax, the Code further provides that premature withdrawals that are includible in income will be subject to a penalty tax. The amount of the penalty is 10 percent of the amount withdrawn that is includible in income. Some withdrawals will be exempt from the penalty. These include withdrawals (1) made on or after the date on which the Participant reaches age 59 1/2, (2) made on or after the death of the Participant, (3) attributable to the Participant becoming disabled (as defined in Code Section 72(m)), (4) in the form of level annuity payments under a lifetime annuity, or (5) in the form of substantially equal periodic payments (made at least annually) for the life expectancy of the Participant or the joint life expectancies of the Participant and his designated beneficiary.

Different tax rules apply to the receipt of annuity payments or regular payments in accordance with a systematic withdrawal arrangement by a Participant after the annuity starting date. A portion of each payment he receives under a Contract will be treated as a partial return of his post-tax premium payments, if any, and will not be taxable. The remaining portion of the payment will be taxed as ordinary income. Exactly how each payment is divided into taxable and nontaxable portions depends upon (i) the period over which annuity payments are expected to be received, which in turn is governed by the form of annuity selected and, where a lifetime annuity is chosen, by the life expectancy of the annuitant, payee or, in the case of a joint and survivor life annuity, payees, or (ii) whether you elect to have regular payments made in accordance with a systematic withdrawal plan over a fixed period of time or in fixed dollar amounts. Once a Participant has recovered all his premium payments, the balance of the annuity payments will be fully taxable.

Certain minimum distribution requirements apply in the case where the Participant dies before the entire interest in his annuity has been distributed. Further, certain transfers of an annuity for less than full compensation, e.g., certain gifts, will trigger tax on the gain in the Contract.

Special rules under Section 72(u) of the Code apply to the Contracts if held by a person who is not a natural person and if not covered by one of several exceptions. Under these rules, if a Contract is held by a corporation, partnership, trust or similar nonnatural person, the income on the Contract each year is treated as ordinary income received or accrued that year by the owner of the Contract. Income on the Contract is the excess of the sum of the net surrender value of the Contract at the end of the taxable year plus any amounts distributed for all years over the aggregate amount of premiums paid under the Contract minus premiums paid and amounts received under the Contract that have been included in income. Exceptions to these rules include contracts held by a nonnatural person as an agent for a natural person, contracts acquired by an estate by reason of the death of the Participant, contracts held under a qualified pension or profit sharing plan, a Section 403(b) annuity plan or individual retirement plan (see discussion above) or contracts which provide for immediate annuities.

WITHHOLDING

Generally, under a nonqualified annuity arrangement, or individual retirement account or individual retirement annuity, unless a Participant elects to the contrary, any amounts that are received under his Contract that Prudential reasonably believes are includible in gross income tax for tax purposes will be subject to withholding to meet Federal income tax obligations. In the absence of an election by a Participant that Prudential should not do so, it will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that Prudential reasonably believes is subject to withholding. In addition, certain distributions from qualified plans under
Section 401 or Section 403(b) of the Code, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: (a) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; or (b) distributions for a specified period of ten years or more; or (c) distributions which are required as minimum distributions. Accordingly, a Participant would be well advised to check the Contractholder's retirement arrangement and consult with appropriate tax advisers regarding the current state of the law before making a withdrawal. Prudential will provide forms and instructions concerning withholding. However, amounts that are received under a Contract used in connection with a plan that is subject to Section 457 of the Code are treated as wages for Federal income tax purposes and are, thus, subject to general withholding requirements.

                              EFFECTING AN ANNUITY

Subject to the restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code, and subject to the provisions of the retirement arrangement that covers him or her, a Participant may elect at any time to have all or a part of his or her interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The Contracts do not provide for annuities that vary with the investment results of any Subaccount. Withdrawals from the Participant Account that are used to purchase a fixed dollar annuity under the Contracts become part of Prudential's General Account, which supports insurance and annuity obligations.

In electing to have an annuity purchased, the Participant may select from the forms of annuity described below, unless the retirement arrangement covering the Participant provides otherwise. The annuity is purchased on the first day of the month following receipt by Prudential of proper written notice on a form approved by Prudential that the Participant has elected to have an annuity purchased, or on the first day of any subsequent month that the Participant designates. The first monthly annuity payment generally will be made within one month of the date on which the annuity is purchased.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain elections of payouts which are not qualified joint and survivor annuities must include the consent and signatures of the Participant and his spouse and must be notarized or witnessed by an authorized plan representative. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant continued after the Participant's death to his or her spouse, if then living.

Once annuity payments begin, the annuitant cannot surrender his or her annuity benefit and receive a one sum payment in lieu thereof.

The following forms of annuity are available to Participants.

LIFE ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with the guarantee that if, at the death of the annuitant, payments have been made for less than the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his or her beneficiary.

ANNUITY CERTAIN

This is an immediate annuity payable monthly for a period certain which may be 60, 120, 180, or 240 months, as selected by the annuitant. If the annuitant dies during the period certain, payments in the same amount the annuitant was receiving will be continued to his or her beneficiary, but no further payments are payable after the end of the period certain.

JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his or her death to the contingent annuitant, if surviving, for the latter's lifetime. Until the selected number of payments certain have been paid, payments made to the contingent annuitant after the annuitant's death are the same as those the annuitant was receiving. Thereafter, the payments continued to the contingent annuitant will be a percentage of the monthly amount paid to the annuitant such as 33%, 50%, 66%, or 100% as selected by the annuitant (the amounts of each payment made to the annuitant will be lower as the percentage he or she selects to be paid to the contingent annuitant is higher). If both the annuitant and the contingent annuitant die during the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), payments will be continued during the remainder of the period certain to the properly designated beneficiary.

Other forms of annuity may be available under the Contracts. The retirement arrangement under which the Participant is covered may restrict the forms of annuity that a Participant may elect.

If the dollar amount of the first monthly annuity payment is less than the minimum amount specified in the Contract, or if the beneficiary is other than a natural person receiving payments in his or her own right, Prudential may elect to pay the commuted value of the unpaid payments certain in one sum.

PURCHASING THE ANNUITY

No withdrawal charge is deducted from contributions withdrawn to purchase an annuity. If, as a result of a withdrawal to purchase an annuity, the Participant Account has been reduced to zero, the full annual account charge is deducted, unless the annuity becomes effective on January 1 of any year. The resulting amount, less any applicable taxes on annuity considerations, is applied to the appropriate annuity purchase rate determined in accordance with the schedule in the Contract at the time the annuity is purchased. However, Prudential may determine monthly payments from schedules of annuity purchase rates providing for larger payments than the rates shown in the Contract.

The schedule of annuity purchase rates in a Contract is guaranteed by Prudential for ten years from the date the Contract is issued. If at any time after a Contract has been in effect for ten years, the schedule of annuity purchase rates is modified, the modification is also guaranteed for ten years. A change in the schedule of annuity purchase rates used for annuity certain with 180 payments or less, as described above will apply only to amounts added to a Participant Account after the date of change. A change in any other schedule will apply to all amounts in a Participant Account.

                               OTHER INFORMATION

MISSTATEMENT OF AGE OR SEX

If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect in the Certificate, we will change each benefit and the amount of each annuity payment to that which the total contributions would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Prudential Investment Management Services LLC ("PIMS"), a wholly-owned direct subsidiary of Prudential, acts as the principal underwriter of the Contract. PIMS was organized in 1996 under Delaware law, is registered as a broker and dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, NJ 07102. The Contract is sold by registered representatives of PIMS who are also authorized by state insurance departments to do so. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 3.0% of the purchase payment. In addition, trail commissions based on the size of the Contracts may be paid.

VOTING RIGHTS

As stated above, all of the assets held in the Subaccounts of the Discovery Account are invested in shares of the corresponding Funds. Prudential is the legal owner of those shares and as such has the right to vote on any matter voted on at any shareholders meetings of the Funds. However, as required by law, Prudential votes the shares of the Funds at any regular and special shareholders meetings the Funds are required to hold in accordance with voting instructions received from Participants. The Funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Participants are received, and any shares owned directly or indirectly by Prudential, are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Prudential to vote shares of the Funds in its own right, it may elect to do so.

Generally, Participants may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the Funds. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Participants participating in such portfolios will vote separately on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

The number of Fund shares for which a Participant may give instructions is determined by dividing the portion of the value of the Participant Account derived from participation in a Subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give Prudential instructions is determined as of the record date chosen by the Board of the applicable Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Prudential may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds' portfolios, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise you of that action and our reasons for such action in the next annual or semi-annual report.

SUBSTITUTION OF FUND SHARES

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contractholders and Participants. This may occur because of investment policy changes, tax law changes, the unavailability of shares for investment or at the discretion of Prudential. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contractholders and Participants will be notified of such substitution.

PERFORMANCE INFORMATION

Performance information for the Subaccounts may appear in advertising and reports to current and prospective Contractholders and Participants. Performance information is based on historical investment experience of the Funds, adjusted to take charges under the Contract into account, and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment over a stipulated period, and assume a surrender of the Contract at the end of the period. Total return quotations reflect changes in unit values and the deduction of applicable charges including any applicable withdrawal charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a specified seven-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to: comparisons to market indices; comparisons to other investments; performance rankings; personalized illustrations of historical performance; and data presented by analysts or included in publications.

See PERFORMANCE INFORMATION in the Statement of Additional Information for recent performance information.

REPORTS TO PARTICIPANTS

Participants will be sent, at least annually, reports showing as of a specified date the number of units credited to them in the Subaccounts of the Discovery Account. Each Participant will also be sent annual and semi-annual reports for the applicable Funds.

STATE REGULATION

Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves an extensive audit including, but not limited to, an inventory check of assets, sampling techniques to check the performance by Prudential of its contracts and an examination of the manner in which divisible surplus has been apportioned and distributed to policyholders and Contractholders. This regulation does not involve any supervision or control over the investment policies of the Subaccounts or over the selection of investments for them, except for verification of the compliance of Prudential's investment portfolio with New Jersey law.

The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. No variable contract may be issued for delivery in New Jersey prior to the written acknowledgment by the Department of Insurance of its filing. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." Approval can also be withheld or withdrawn if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.

In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the operations of all its variable contracts accounts, in a form promulgated by the National Association of Insurance Commissioners.

LEGAL PROCEEDINGS

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate and later issued a Final Order and Judgment in the consolidated class actions before the court, 962 F.Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgment approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the District Court's approval of the Stipulation of Settlement on July 23, 1998. As of the date of this prospectus, no further appeal has been taken.

Pursuant to the Settlement, Prudential has agreed to and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance policies. Management now has information which allows for computation of a reasonable estimate of losses associated with ADR claims. Based on this information, management estimated the cost of remedying policyholder claims in the ADR process before taxes to be approximately $2.05 billion. While management believes these to be reasonable estimates based on information currently available, the ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyowners who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyowners.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely result of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.

YEAR 2000 COMPLIANCE

The benefits and services provided to the Contractholders by Prudential and PIMS depend on the smooth functioning of their respective computer systems. The year 2000, however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.

Prudential, PIMS's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider reviews, analysis and contingency planning.

The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contractholders. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's abilities to meet its contractual commitments to Contractholders.

Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Discovery Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations and those of its subsidiary and affiliate companies.

STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information include:

                                                                            PAGE
                                                                            ----
Definitions...............................................................     2
Other Contract Provisions.................................................     2
Administration............................................................     2
Performance Information...................................................     3
Directors of Prudential...................................................     9
Officers of Prudential....................................................    12
Sale of Contracts.........................................................    14
Legal Matters.............................................................    14
Experts...................................................................    14
Financial Statements of the Discovery Accounts............................   A-1
Consolidated financial statements of The Prudential Insurance Company of
  America and subsidiaries................................................   B-1

ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information, including the Statement of Additional Information prepared by Prudential, may also be obtained from Prudential without charge. The addresses and telephone numbers are set forth on the cover page of this Prospectus.

                                                                        APPENDIX


                            ACCUMULATION UNIT VALUES
        THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                       (CONDENSED FINANCIAL INFORMATION)

                                                                   SUBACCOUNTS
                              --------------------------------------------------------------------------------------
                                                                               PRUDENTIAL            PRUDENTIAL
                                   PRUDENTIAL            PRUDENTIAL           SERIES FUND           SERIES FUND
                                  SERIES FUND           SERIES FUND        GOVERNMENT INCOME        CONSERVATIVE
                                  MONEY MARKET        DIVERSIFIED BOND                                BALANCED
                              --------------------------------------------------------------------------------------
                              01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*
                                 TO         TO         TO         TO         TO         TO         TO         TO
                              06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97
                              --------------------------------------------------------------------------------------
1. Beginning of period
    (rounded)...............  $  10.08   $  10.00   $  10.07   $  10.00   $  10.27   $  10.00   $  10.03   $  10.00
2. End of period
    (rounded)...............  $  10.30   $  10.08   $  10.47   $  10.07   $  10.63   $  10.27   $  10.78   $  10.03
3. Accumulation Units
    Outstanding at end of
    period..................    10,308        815     14,806        542     11,894         60     32,037        563
                              --------------------------------------------------------------------------------------


                              --------------------------------------------------------------------------------------

                                   PRUDENTIAL            PRUDENTIAL            PRUDENTIAL            PRUDENTIAL
                                  SERIES FUND           SERIES FUND           SERIES FUND           SERIES FUND
                                FLEXIBLE MANAGED      HIGH YIELD BOND         STOCK INDEX          EQUITY INCOME
                              --------------------------------------------------------------------------------------
                              01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*
                                 TO         TO         TO         TO         TO         TO         TO         TO
                              06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97
                              --------------------------------------------------------------------------------------
1. Beginning of period
    (rounded)...............  $   9.99   $  10.00   $  10.37   $  10.00   $  10.29   $  10.00   $  10.48   $  10.00
2. End of period
    (rounded)...............  $  10.89   $   9.99   $  10.86   $  10.37   $  12.03   $  10.29   $  11.46   $  10.48
3. Accumulation Units
    Outstanding at end of
    period..................    47,281      4,286      9,490      1,952     82,878      1,890     13,346      1,171
                              --------------------------------------------------------------------------------------


                                                                   SUBACCOUNTS
                              --------------------------------------------------------------------------------------
                                   PRUDENTIAL            PRUDENTIAL            PRUDENTIAL             AIM V.I.
                                  SERIES FUND           SERIES FUND           SERIES FUND        GROWTH AND INCOME
                                     EQUITY               JENNISON               GLOBAL
                              --------------------------------------------------------------------------------------
                              01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*
                                 TO         TO         TO         TO         TO         TO         TO         TO
                              06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97
                              --------------------------------------------------------------------------------------
1. Beginning of period
    (rounded)...............  $  10.12   $  10.00   $   9.87   $  10.00   $   8.95   $  10.00   $   9.79   $  10.00
2. End of period
    (rounded)...............  $  11.33   $  10.12   $  11.86   $   9.87   $  10.63   $   8.95   $  11.14   $   9.79
3. Accumulation Units
    Outstanding at end of
    period..................   171,922      2,907     22,550      3,111     29,716      1,576      4,006      1,122
                              --------------------------------------------------------------------------------------


                              --------------------------------------------------------------------------------------
                                                                                 JANUS
                                                           JANUS                 ASPEN
                                    AIM V.I.               ASPEN             INTERNATIONAL              MFS
                                     VALUE                 GROWTH                GROWTH           EMERGING GROWTH
                              --------------------------------------------------------------------------------------
                              01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*
                                 TO         TO         TO         TO         TO         TO         TO         TO
                              06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97
                              --------------------------------------------------------------------------------------
1. Beginning of period
    (rounded)...............  $   9.89   $  10.00   $   9.92   $  10.00   $   9.44   $  10.00   $   9.95   $  10.00
2. End of period
    (rounded)...............  $  11.66   $   9.89   $  11.78   $   9.92   $  11.49   $   9.44   $  12.04   $   9.95
3. Accumulation Units
    Outstanding at end of
    period..................     8,436      1,738      5,756        462      6,414        942     13,089        470
                              --------------------------------------------------------------------------------------


                                                          SUBACCOUNTS
                                ----------------------------------------------------------------
                                                              OCC                   OCC
                                        MFS               ACCUMULATION       ACCUMULATION TRUST
                                      RESEARCH           TRUST MANAGED           SMALL CAP
                                ----------------------------------------------------------------
                                01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*
                                   TO         TO         TO         TO         TO         TO
                                06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97
                                ----------------------------------------------------------------
1. Beginning of period
    (rounded).................  $   9.67   $  10.00   $  10.13   $  10.00   $  10.20   $  10.00
2. End of period (rounded)....  $  11.44   $   9.67   $  11.20   $  10.13   $  10.05   $  10.20
3. Accumulation Units
    Outstanding at end of
    period....................     4,173        779      6,669      2,135      5,799      2,781
                                ----------------------------------------------------------------
* Commencement of Operations

                                ----------------------------------------------------------------
                                   T. ROWE PRICE         T. ROWE PRICE         WARBURG PINCUS
                                   EQUITY INCOME      INTERNATIONAL STOCK   POST-VENTURE CAPITAL
                                ----------------------------------------------------------------
                                01/01/98   7/31/97*   01/01/98   7/31/97*   01/01/98   7/31/97*
                                   TO         TO         TO         TO         TO         TO
                                06/30/98   12/31/97   06/30/98   12/31/97   06/30/98   12/31/97
                                ----------------------------------------------------------------
1. Beginning of period
    (rounded).................  $  10.54   $  10.00   $   8.92   $  10.00   $  10.08   $  10.00
2. End of period (rounded)....  $  11.15   $  10.54   $  10.10   $   8.92   $  11.37   $  10.08
3. Accumulation Units
    Outstanding at end of
    period....................     4,139      1,704      2,507        216        130          5
                                ----------------------------------------------------------------
* Commencement of Operations

        Discovery Select Group Retirement Annuity is a variable annuity issued by The Prudential Insurance Company of America, Newark, NJ.
   It is offered through these affiliated Prudential subsidiaries: Prudential
                            Securities Incorporated;
  Pruco Securities Corporation; Prudential Investment Management Services LLC.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                          3 Gateway Center, 12th Floor
                             Newark, NJ 07102-5096

                             PRUDENTIAL INVESTMENTS
                          3 Gateway Center, 12th Floor
                             Newark, NJ 07102-5096

                                     [LOGO]

             DISCOVERY SELECT-SM- is a service mark of Prudential.
                                                                          RS802B
                                                                   Cat 62M093P B
                                                                  DS.PR.001.0697

       SUPPLEMENT DATED OCTOBER 19, 1998 TO PROSPECTUS DATED MAY 1, 1998


        THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

                        GROUP VARIABLE ANNUITY CONTRACTS


Effective September 1, 1998, any transaction request (other than an initial contribution made for a Participant) received by Prudential in good order on a given Business Day before 4 p.m. Eastern time (or such earlier time that the New York Stock Exchange may close) will be effective for that Business Day. A transaction request received by Prudential in good order at or after 4 p.m. Eastern time (or such earlier time that the New York Stock Exchange may close) will be effective for the next Business Day. An initial contribution made for a Participant will be priced as described in The Accumulation Period in the May 1, 1998 prospectus ("Prospectus"). For purposes of this paragraph, "good order" is defined generally as an instruction received by Prudential that is sufficiently complete and clear that Prudential does not need to exercise any discretion to follow such instructions.



Effective November 1, 1998, the annual account charge described in the Prospectus may be up to a maximum of $32 for persons who become Participants on or after September 1, 1998. Because of this change, the Examples of Fees and Expenses appearing on pages 7 and 8 of the Prospectus understate the cumulative expenses incurred on each $1000 invested for those Participants subject to the $32 charge. To obtain the corrected cumulative expenses, add $1 to each figure in the 1 Year column, $3 to each figure in the 3 Years column, $4 to each figure in the 5 Years column, and $8 to each figure in the 10 Years column. Note: Due to rounding, these corrections may overstate cumulative expenses by $1 in some cases. In addition, for Participants subject to the $32 charge, the $15 annual account charge set out in the fee table is not applicable.



With respect to loans, Prudential imposes a loan application fee of up to $75 and a loan maintenance fee of up to $60.


With respect to the Legal Proceedings section of the Prospectus, please note that on July 23, 1998, the United States Court of Appeals for the Third Circuit upheld the District Court's approval of the Stipulation of Settlement.


Interim financial statements for the Account appear in the Statement of Additional Information dated October 19, 1998, which you may obtain without charge by contacting Prudential.

                            ACCUMULATION UNIT VALUES
        THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                       (CONDENSED FINANCIAL INFORMATION)

                                                                          SUBACCOUNTS
                               --------------------------------------------------------------------------------------------------
                                                                                       PRUDENTIAL               PRUDENTIAL
                                     PRUDENTIAL               PRUDENTIAL              SERIES FUND              SERIES FUND
                                    SERIES FUND              SERIES FUND           GOVERNMENT INCOME      CONSERVATIVE BALANCED
                                    MONEY MARKET           DIVERSIFIED BOND
                               --------------------------------------------------------------------------------------------------
                                01/01/98    7/31/97*    01/01/98     7/31/97*     01/01/98    7/31/97*    01/01/98     7/31/97*
                                   TO          TO          TO           TO           TO          TO          TO           TO
                                06/30/98    12/31/97    06/30/98     12/31/97     06/30/98    12/31/97    06/30/98     12/31/97
                               --------------------------------------------------------------------------------------------------
1. Beginning of period
    (rounded).................    $10.08      $10.00      $10.07        $10.00      $10.27      $10.00      $10.03        $10.00
2. End of period (rounded)....    $10.30      $10.08      $10.47        $10.07      $10.63      $10.27      $10.78        $10.03
3. Accumulation Units
    Outstanding at end of
    period....................    10,308         815      14,806           542      11,894          60      32,037           563
                               --------------------------------------------------------------------------------------------------


                                      PRUDENTIAL               PRUDENTIAL              PRUDENTIAL              PRUDENTIAL
                                      SERIES FUND             SERIES FUND             SERIES FUND             SERIES FUND
                                   FLEXIBLE MANAGED         HIGH YIELD BOND           STOCK INDEX            EQUITY INCOME

                                 01/01/98    7/31/97*     01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*

                                    TO          TO           TO          TO          TO          TO          TO          TO

                                 06/30/98    12/31/97     06/30/98    12/31/97    06/30/98    12/31/97    06/30/98    12/31/97

1. Beginning of period
    (rounded).................     $ 9.99       $10.00      $10.37      $10.00      $10.29      $10.00      $10.48      $10.00

2. End of period (rounded)....     $10.89       $ 9.99      $10.86      $10.37      $12.03      $10.29      $11.46      $10.48

3. Accumulation Units
    Outstanding at end of
    period....................     47,281        4,286       9,490       1,952      82,878       1,890      13,346       1,171

                                                                        SUBACCOUNTS
                               ----------------------------------------------------------------------------------------------
                                     PRUDENTIAL              PRUDENTIAL              PRUDENTIAL               AIM V.I.
                                    SERIES FUND             SERIES FUND             SERIES FUND          GROWTH AND INCOME
                                       EQUITY                 JENNISON                 GLOBAL
                               ----------------------------------------------------------------------------------------------
                                01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*
                                   TO          TO          TO          TO          TO          TO          TO          TO
                                06/30/98    12/31/97    06/30/98    12/31/97    06/30/98    12/31/97    06/30/98    12/31/97
                               ----------------------------------------------------------------------------------------------
1. Beginning of period
    (rounded).................    $10.12      $10.00      $ 9.87      $10.00      $ 8.95      $10.00      $ 9.79      $10.00
2. End of period (rounded)....    $11.33      $10.12      $11.86      $ 9.87      $10.63      $ 8.95      $11.14      $ 9.79
3. Accumulation Units
    Outstanding at end of
    period....................   171,922       2,907      22,550       3,111      29,716       1,576       4,006       1,122
                               ----------------------------------------------------------------------------------------------


                                                                                             JANUS
                                                                 JANUS                       ASPEN                   MFS
                                       AIM V.I.                  ASPEN                   INTERNATIONAL            EMERGING
                                        VALUE                    GROWTH                      GROWTH                GROWTH

                                 01/01/98    7/31/97*    01/01/98     7/31/97*      01/01/98       7/31/97*       01/01/98
                                    TO          TO          TO           TO            TO             TO             TO
                                 06/30/98    12/31/97    06/30/98     12/31/97      06/30/98       12/31/97       06/30/98

1. Beginning of period
    (rounded).................     $ 9.89      $10.00       $ 9.92       $10.00         $ 9.44         $10.00         $ 9.95
2. End of period (rounded)....     $11.66      $ 9.89       $11.78       $ 9.92         $11.49         $ 9.44         $12.04
3. Accumulation Units
    Outstanding at end of
    period....................      8,436       1,738        5,756          462          6,414            942         13,089


                                  7/31/97*
                                     TO
                                  12/31/97

1. Beginning of period
    (rounded).................        $10.00
2. End of period (rounded)....        $ 9.95
3. Accumulation Units
    Outstanding at end of
    period....................           470

                                                                           SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
                                                                     OCC                           OCC
                                         MFS                     ACCUMULATION          ACCUMULATION TRUST SMALL CAP  T. ROWE PRICE
                                       RESEARCH                 TRUST MANAGED                                        EQUITY INCOME
                               ---------------------------------------------------------------------------------------------------
                                01/01/98     7/31/97*      01/01/98       7/31/97*       01/01/98       7/31/97*       01/01/98
                                   TO           TO            TO             TO             TO             TO             TO
                                06/30/98     12/31/97      06/30/98       12/31/97       06/30/98       12/31/97       06/30/98
                               ---------------------------------------------------------------------------------------------------
1. Beginning of period
    (rounded).................     $ 9.67       $10.00         $10.13         $10.00         $10.20         $10.00         $10.54
2. End of period (rounded)....     $11.44       $ 9.67         $11.20         $10.13         $10.05         $10.20         $11.15
3. Accumulation Units
    Outstanding at end of
    period....................      4,173          779          6,669          2,135          5,799          2,781          4,139
                               ---------------------------------------------------------------------------------------------------
* Commencement of Operations

                                                      T. ROWE PRICE                 WARBURG PINCUS
                                                   INTERNATIONAL STOCK           POST-VENTURE CAPITAL
                                  7/31/97*       01/01/98       7/31/97*       01/01/98       7/31/97*
                                     TO             TO             TO             TO             TO
                                  12/31/97       06/30/98       12/31/97       06/30/98       12/31/97
1. Beginning of period
    (rounded).................        $10.00         $ 8.92         $10.00         $10.08         $10.00
2. End of period (rounded)....        $10.54         $10.10         $ 8.92         $11.37         $10.08
3. Accumulation Units
    Outstanding at end of
    period....................         1,704          2,507            216            130              5
* Commencement of Operations

       SUPPLEMENT DATED OCTOBER 19, 1998 TO PROSPECTUS DATED MAY 1, 1998


        THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

                        GROUP VARIABLE ANNUITY CONTRACTS

The Prudential Insurance Company of America ("Prudential"), together with its Discovery Select Group Variable Contract Account (the "Account") issues group variable annuity contracts (each, a "Contract") to a variety of defined contribution plans ("Plans"). This supplement describes a Contract (the "Small Plan Contract") sold exclusively to retirement plans qualified under Sections 401(k) or 401(a) of the Internal Revenue Code that generally have 100 or fewer participants.


Prudential may delegate most of the administrative services in connection with the Small Plan Contracts to a third party recordkeeper (the "Small Plan Contract Recordkeeper"). Currently, the Small Plan Contract Recordkeeper is BISYS Plan Services, L.P., 323 Norristown Road, Ambler, PA 19002. We describe below the features of the Small Plan Contract that differ from the other Contracts. Aspects of the Small Plan Contract that are identical to the other Contracts are discussed in the May 1, 1998 prospectus (the "Prospectus"), which is included with this supplement. For example, the Small Plan Contracts have the same investment options, which are discussed in detail in the Prospectus. Terms that are capitalized in this Supplement are defined in the Prospectus.


FEES AND CHARGES OF THE SMALL PLAN CONTRACT

- ASSET-BASED ADMINISTRATIVE CHARGE. For the Small Plan Contract, an administrative charge equal to an annual rate of 1.05% is deducted from the assets held in the variable investment options. The comparable charge for the other Contracts is 0.85%.

- ANNUAL ACCOUNT CHARGE. For the Small Plan Contract, an annual administrative charge of up to $32 per Participant is assessed either (i) quarterly, on or about 14 days after the end of each quarter or (ii) annually, on the last Business Day of the calendar year. The annual account charge is deducted pro rata from each of a Participant's Subaccounts, or may be billed directly to the Employer. This charge is not prorated for new Participants in a Small Plan Contract. Contracts other than the Small Plan Contract have a similar $32 charge.

- WITHDRAWAL CHARGE. Participants in a Small Plan Contract do not pay a withdrawal charge when they individually redeem some or all of their Units in the Account or their Participant Account Value in the Guaranteed Interest Account. Instead, Prudential will assess a withdrawal charge of up to 5% of the amount of Participant and Employer contributions that are withdrawn in connection with a full or partial termination by the Employer of its participation in the Small Plan Contract. Prudential will consider an Employer to have fully or partially terminated its participation in the Small Plan Contract if the Employer provides Prudential notice of its intent to terminate the Contract, if the Plan terminates or is no longer a qualified plan, or if Prudential terminates the Contract by reason of the Contractholder failing to meet its contractual obligations.

   Under full termination of the Small Plan Contract, the withdrawal charge would be assessed against the Employer based on the total value of contributions withdrawn under the terminated Contract. Under a partial termination of a Small Plan Contract, the withdrawal charge is assessed only against those assets withdrawn by reason of a specified group, classification, or type of employee leaving the Plan as a result of a corporate merger, restructuring, or other comparable employer-initiated event. For example, an Employer may sell a portion of its business that in turn requires one-half of its employees to commence work for a new employer, under a new qualified retirement plan not covered under the Contract. The withdrawal charge would be assessed against the Employer based on the total value of contributions of affected employees withdrawn as a consequence of the partial termination. The Employer may pass this charge on to affected employees.


   Each Participant's Account Value that is withdrawn in connection with such a full or partial Contract termination may be subject to a withdrawal charge. The amount of the withdrawal charge varies depending on the number of years that have elapsed since the Small Plan Contract became effective. Specifically, the withdrawal charge is equal to 5% of contributions withdrawn during the first year of the Small Plan Contract, and the charge declines by one percentage each year thereafter. After five complete years have elapsed from the effective date of the Small Plan Contract, no such withdrawal charge is deducted. This withdrawal charge compensates Prudential and its affiliates for the costs associated with contacting Small Plans and their participants and initially establishing Plan and participant records.


   Participants in Contracts other than the Small Plan Contract may be subject to a withdrawal charge for withdrawals that they make individually.

   Appearing at the end of this Supplement is a Fee Table for the Small Plan Contracts, together with Expense Tables that quantify the expenses that a Small Plan Contract Participant would pay over various time periods.

TRANSACTION PROCEDURES FOR SMALL PLAN CONTRACTS


Participants under a Small Plan Contract must send all written communications (including written requests to effect a purchase, withdrawal, or other transaction) and death benefit claims to the Small Plan Contract Recordkeeper at the address provided by Prudential. Participants may effect certain transactions under their Small Plan Contract, and otherwise communicate with respect to their Contract, by calling the Small Plan Contract Recordkeeper at the telephone number provided by Prudential in Participant enrollment materials. Transactions (including death benefit claims) conveyed to the Small Plan Contract Recordkeeper will be deemed effective on a given Business Day if received in good order prior to 4:00 PM Eastern Time on that Business Day. For purposes of the preceding sentence, "good order" is defined generally as an instruction received by the Small Plan Contract Recordkeeper that is sufficiently complete and clear that the Small Plan Contract Recordkeeper does not need to exercise any discretion to follow such instruction. The Small Plan Contract Recordkeeper will forward promptly to Prudential transaction requests and other communications that it receives from Participants in a Small Plan Contract. The pricing of an initial contribution is discussed in the Prospectus.


With respect to telephone transactions, Participants should note that the Small Plan Contract Recordkeeper has adopted procedures designed to ensure that the caller is not an impostor. Neither the Small Plan Contract Recordkeeper nor Prudential will be held liable for following telephone instructions that are reasonably believed to be genuine. The Small Plan Contract Recordkeeper cannot guarantee that a Participant will be able to get through to complete a telephone transaction during peak periods, such as periods of drastic economic or market change.

OTHER UNIQUE FEATURES OF THE SMALL PLAN CONTRACT

- TRANSFERS. A Participant under a Small Plan Contract may be prohibited from requesting a transfer measured by dollar amount, and instead may be required to express the transfer amount in terms of whole number percentages.

   The Small Plan Contract also may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contract as "competing" with Prudential's General Account options with regard to investment characteristics. If such transfers are precluded, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock Fund, may not for 90 days thereafter be transferred into a "competing" option or back to the Guaranteed Interest Account.

- SYSTEMATIC WITHDRAWALS. Systematic withdrawal privileges may be available under a Small Plan Contract. If such privileges are available, the manner in which amounts are deducted to pay the withdrawal may differ from the procedures used for the other Contracts. No withdrawal charge is paid on systematic withdrawals made under the Small Plan Contract.


- DEATH BENEFIT PAYMENT OPTIONS. Under all the Contracts, including the Small Plan Contract, beneficiaries may receive the death benefit payment in several forms (e.g., one sum cash payment). However, under the Small Plan Contract, a beneficiary may not be permitted to receive a death benefit payment that combines features of the various payment options.

- LOANS. With respect to the Small Plan Contract, amounts borrowed are deducted from a Participant's Subaccounts on a pro rata basis. Amounts repaid on a loan are applied to a Participant's Subaccounts based on the Participant's current contribution allocation.


   The loan maintenance fee of up to $60 discussed in the Prospectus may be deducted annually under the Small Plan Contract, rather than quarterly. In addition, Small Plan Contracts stipulate that the loan maintenance fee be deducted pro rata from each of the Participant's Subaccounts. Prudential imposes a loan application fee of up to $75.


With respect to the Legal Proceedings section of the Prospectus, please note that on July 23, 1998, the United States Court of Appeals for the Third Circuit upheld the District Court's approval of the Stipulation of Settlement.

                                   FEE TABLE
                                 FOR THE SMALL
                                 PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions ..................................... None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn) in connection with a full or partial Contract termination:

                                                        THE WITHDRAWAL CHARGE WILL BE EQUAL
                                                         TO THE FOLLOWING PERCENTAGE OF THE
         YEARS CONTRACT HAS BEEN IN EFFECT                    CONTRIBUTIONS WITHDRAWN

    First Year                                                           5%
    Second Year                                                          4%
    Third Year                                                           3%
    Fourth Year                                                          2%
    Fifth Year                                                           1%
    Sixth and Subsequent Years                                       No Charge

Maximum Annual Account Charge .............................................. $32

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

ALL SUBACCOUNTS
--------------------------------------------------------------------
Mortality and Expense Risk Charge...................................  0.15%
Administrative Fee..................................................  1.05%
                                                                      -----
Total Separate Account Annual Expenses..............................  1.20%
                                                                      -----
                                                                      -----

EXAMPLES OF FEES AND EXPENSES

The following examples illustrate, for the Small Plan Contracts, the cumulative dollar amount of all the expenses under the Contract that would be incurred on each $1000 of Participant investment.

-  The examples assume a consistent 5% annual return on invested assets.

- The examples assume that the annual account charge is deducted from the assets of each Subaccount based on a Participant Account Value of $25,000.

THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

TABLE I: SMALL PLAN CONTRACTS

In the event of a full or partial Contract termination, resulting in a withdrawal from the specified Subaccount just prior to the end of the applicable time period, each Participant would pay the following cumulative expenses on each $1,000 invested.

                                                    1 YEAR   3 YEARS
                                                    ------   -------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $68       $85
  Diversified Bond Subaccount.....................    68        85
  Government Income Subaccount....................    68        86
  Conservative Balanced Subaccount................    69        89
  Flexible Managed Subaccount.....................    70        91
  High Yield Bond Subaccount......................    69        90
  Stock Index Subaccount..........................    67        84
  Equity Income Subaccount........................    68        85
  Equity Subaccount...............................    68        86
  Prudential Jennison Subaccount..................    70        92
  Global Subaccount...............................    72        98

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    70        93
  AIM V.I. Value Subaccount.......................    71        94

JANUS ASPEN SERIES
  Growth Subaccount...............................    71        94
  International Growth Subaccount.................    73       101

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    72        99
  Research Subaccount.............................    72        99

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    72        99
  Small Cap Subaccount............................    73       102

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    72        98
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    74       104

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    78       115

TABLE II: SMALL PLAN CONTRACTS

If there is no full or partial Contract termination, or the Participant annuitizes, the Participant would pay the following cumulative expenses on each $1,000 invested.

                                                    1 YEAR   3 YEARS
                                                    ------   -------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $18       $55
  Diversified Bond Subaccount.....................    18        55
  Government Income Subaccount....................    18        56
  Conservative Balanced Subaccount................    19        59
  Flexible Managed Subaccount.....................    20        61
  High Yield Bond Subaccount......................    19        60
  Stock Index Subaccount..........................    17        54
  Equity Income Subaccount........................    18        55
  Equity Subaccount...............................    18        56
  Prudential Jennison Subaccount..................    20        62
  Global Subaccount...............................    22        68

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    20        63
  AIM V.I. Value Subaccount.......................    21        64

JANUS ASPEN SERIES
  Growth Subaccount...............................    21        64
  International Growth Subaccount.................    23        71

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    22        69
  Research Subaccount.............................    22        69

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    22        69
  Small Cap Subaccount............................    23        72

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    22        68
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    24        74

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    28        85

Loans taken by a Participant from a Participant Account may be subject to charges for establishing and maintaining the loan. The examples with respect to the Small Plan Contracts do not take into account any deduction for such charges.


INTERIM FINANCIAL STATEMENTS FOR THE ACCOUNT APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 19, 1998, WHICH YOU MAY OBTAIN WITHOUT CHARGE BY CONTACTING PRUDENTIAL.

PROSPECTUS                                                           MAY 1, 1998

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

GROUP VARIABLE ANNUITY CONTRACTS

DISCOVERY SELECT
                               ------------------
                            GROUP RETIREMENT ANNUITY

This prospectus describes the DISCOVERY SELECT-SM- Group Variable Annuity Contracts* (the "Contracts"), group variable annuity contracts offered by The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company, in connection with retirement arrangements that qualify for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 as amended and with non-qualified annuity arrangements.

Contributions made on behalf of Participants may be allocated as the Participant directs in one or more of the following ways.

- They may be allocated to one or more of twenty-two Subaccounts, each of which invests in one of the following portfolios of The Prudential Series Fund, Inc. (the "Prudential Series Fund") or other listed portfolios (collectively, the "Funds"):

                        THE PRUDENTIAL SERIES FUND, INC.

Money Market Portfolio
Diversified Bond Portfolio
Government Income Portfolio
Conservative Balanced Portfolio

Flexible Managed Portfolio
High Yield Bond Portfolio
Stock Index Portfolio
Equity Income Portfolio

Equity Portfolio
Prudential Jennison Portfolio
Global Portfolio

--------------------------------------------------------------------------------

                       AIM VARIABLE INSURANCE FUNDS, INC.
             AIM V.I. Growth and Income Fund    AIM V.I. Value Fund

                               JANUS ASPEN SERIES
              Growth Portfolio      International Growth Portfolio

                             OCC ACCUMULATION TRUST
                   Managed Portfolio      Small Cap Portfolio

                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
                         International Stock Portfolio

                          MFS VARIABLE INSURANCE TRUST
                  Emerging Growth Series      Research Series

                       T. ROWE PRICE EQUITY SERIES, INC.
                            Equity Income Portfolio

                              WARBURG PINCUS TRUST
                         Post-Venture Capital Portfolio

- They may be allocated to the Guaranteed Interest Account which guarantees a stipulated rate of interest if held for a specified period of time. This prospectus does not describe that account, and will mention the Guaranteed Interest Account only where necessary to explain how the Prudential Discovery Select Group Variable Contract Account works.
                 ----------------------------------------------

This prospectus provides information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1998, which information is incorporated herein by reference, and is available without charge upon written or oral request directed to the address or telephone number shown on the cover page.

The accompanying prospectuses for the Funds and the related statements of additional information describe the investment objectives and risks of investing in the Funds. Additional Funds and Subaccounts may be offered in the future.

The contents of the Statement of Additional Information with respect to the Contracts appear on page 27 of this prospectus.
                 ----------------------------------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. EACH OF THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                           c/o Prudential Investments
                            30 Scranton Office Park
                            Scranton, PA 18507-1789
                            Telephone 1-800-458-6333

* DISCOVERY SELECT is a service mark of Prudential.

                              PROSPECTUS CONTENTS

                                                                                                        PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...............................................           1

BRIEF DESCRIPTION OF THE CONTRACTS.................................................................           2

FEE TABLE..........................................................................................           4

GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
  AND THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.........................................           9
  PRUDENTIAL INSURANCE COMPANY OF AMERICA..........................................................           9
  PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT......................................           9
  THE FUNDS........................................................................................           9
  GUARANTEED INTEREST ACCOUNT......................................................................          12

THE CONTRACTS......................................................................................          13
  THE ACCUMULATION PERIOD..........................................................................          13
  ALLOCATION OF PURCHASE PAYMENTS..................................................................          14
  ASSET ALLOCATION PROGRAM.........................................................................          14
  TRANSFERS........................................................................................          14
  DOLLAR COST AVERAGING............................................................................          16
  AUTO-REBALANCING.................................................................................          16
  WITHDRAWALS......................................................................................          16
  SYSTEMATIC WITHDRAWAL PLAN.......................................................................          17
  TEXAS OPTIONAL RETIREMENT PLAN...................................................................          18
  DEATH BENEFIT....................................................................................          18
  DISCONTINUANCE OF CONTRIBUTIONS..................................................................          19
  LOAN PROVISION...................................................................................          19
  MODIFIED PROCEDURES..............................................................................          20

CHARGES, FEES AND DEDUCTIONS.......................................................................          20
  ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE.....................................................          20
  CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS..................................................          21
  EXPENSES INCURRED BY THE FUNDS...................................................................          21
  WITHDRAWAL CHARGE................................................................................          21
  LIMITATIONS ON WITHDRAWAL CHARGE.................................................................          22
  PREMIUM TAXES....................................................................................          22

FEDERAL TAX STATUS.................................................................................          22
  TAXES ON PRUDENTIAL..............................................................................          22
  QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS............................................          23
  NON-QUALIFIED ARRANGEMENTS USING THE CONTRACTS...................................................          24
  WITHHOLDING......................................................................................          25

EFFECTING AN ANNUITY...............................................................................          25
  LIFE ANNUITY WITH PAYMENTS CERTAIN...............................................................          25
  ANNUITY CERTAIN..................................................................................          26
  JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN.................................................          26
  PURCHASING THE ANNUITY...........................................................................          26

OTHER INFORMATION..................................................................................          26
  MISSTATEMENT OF AGE OR SEX.......................................................................          26
  SALE OF THE CONTRACT AND SALES COMMISSIONS.......................................................          26
  VOTING RIGHTS....................................................................................          27
  SUBSTITUTION OF FUND SHARES......................................................................          27
  PERFORMANCE INFORMATION..........................................................................          27
  REPORTS TO PARTICIPANTS..........................................................................          28
  STATE REGULATION.................................................................................          28
  LEGAL PROCEEDINGS................................................................................          28
  YEAR 2000 COMPLIANCE.............................................................................          29
  STATEMENT OF ADDITIONAL INFORMATION..............................................................          30
  ADDITIONAL INFORMATION...........................................................................          30

                   DEFINITIONS OF SPECIAL TERMS USED IN THIS
                                   PROSPECTUS

ACCOUNT--See the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") below.

ACCUMULATION PERIOD--The period, prior to the effecting of an annuity, during which the amount credited to a Participant Account may vary with the investment performance of any Subaccount of the Discovery Account, or the interest rate credited under the Guaranteed Interest Account, as selected.

ANNUITANT--The person or persons designated by the Participant upon whose life or lives monthly annuity payments are based after an annuity is effected.

BENEFICIARY--A person designated by a Participant to receive benefits from funds held under the Contract.

BUSINESS DAY--A day on which both the New York Stock Exchange and Prudential are open for business.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER--The employer, association or trust to which Prudential has issued a Contract. "You" or "Your" means the Contractholder.

CONTRACTS--The Group Variable Annuity Contracts described in this Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Code and with non-qualified annuity arrangements.

CONTRACT VALUE--The dollar amount held under a Contract.

EMPLOYER--The sponsor of the retirement plan or non-qualified annuity arrangement.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, MFS Variable Insurance Trust, Warburg Pincus Trust, and OCC Accumulation Trust available under the Contracts.

GENERAL ACCOUNT--The assets of Prudential other than those allocated to the Discovery Account or any other variable separate account of Prudential.

GUARANTEED INTEREST ACCOUNT--An allocation option under the Contract funded by Prudential's General Account, or under certain Contracts, a separate account. It is not part of nor dependent upon the investment performance of the Discovery Account. This Prospectus does not describe in detail the Guaranteed Interest Account or any separate account funding a guaranteed interest rate option.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust, invested through its Subaccounts in shares of the corresponding Fund Portfolios.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding portfolio of the Funds.

UNIT AND UNIT VALUE--A Participant is credited with Units in each Subaccount in which he invests. The value of these Units may change each Business Day to reflect the investment results of, and deductions of charges from, the Subaccounts, and the expenses of the Funds in which the assets of the Subaccounts are invested. The number of Units credited to a Participant in any Subaccount of the Discovery Account is determined by dividing the amount of the contribution or transfer made on his behalf to that Subaccount by the applicable Unit Value for the Business Day on which the contribution or transfer is received at the address shown on the cover of this Prospectus. The number of Units credited to a Participant under any Subaccount will be reduced by the number of Units canceled as a result of any transfer or withdrawal by a Participant from that Subaccount.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a Subaccount to the next. Such determinations are made when the net asset values of the Funds are calculated, which is generally as of 4:15 p.m. Eastern time on each day during which the New York Stock Exchange and Prudential are open.

VARIABLE INVESTMENT OPTIONS--The Subaccounts.

                       BRIEF DESCRIPTION OF THE CONTRACTS

The Prudential Insurance Company of America ("Prudential") offers the Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and with nonqualified annuity arrangements. The Contracts are group annuity contracts and generally are issued to employers (Contractholders) who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."


The value of a Participant's investment depends upon the performance of the selected investment option[s]. Currently, there are twenty-two variable investment options, each of which is called a Subaccount. The assets of each Subaccount are invested in a corresponding Fund listed beginning on page 9. A Participant may direct contributions made on his or her behalf to one or a combination of variable investment options as well as the Guaranteed Interest Account. A separate Participant Account is set up for each Participant. Amounts held under a Participant Account may be withdrawn, in whole or in part, prior to the annuity date. The Contract also provides for a death benefit.



Contributions to the Contracts may be made on behalf of a Participant through payroll deduction arrangements or similar agreements with the Contractholder. Any other contribution to the Contract must be at least $500, except for contributions to an Individual Retirement Annuity for a non-working spouse under
Section 408 of the Code (or working spouse who elects to be treated as a non-working spouse), which must be at least $250. All contributions may be divided among the Discovery Account and Guaranteed Interest Account that comprise the Contract. See "The Accumulation Period," pages 13-14.



Prudential assesses charges under the Contracts for the costs of selling and distributing the Contracts, for administering the Contracts, and for assuming mortality and expense risks under the Contracts. A mortality and expense risk charge equal to an annual rate of 0.15% is deducted from the assets held in the variable investment options. An administrative charge is also deducted from the assets held in the variable investment options, which charge is equal to an annual rate of 0.85%. Further details about the administrative charge are found under Fee Table, page 4 and Administrative Fee and Annual Account Charge, page 20.



An additional administrative charge of up to $15, the annual account charge, is assessed on or about the last day of each calendar year and at the time of a full withdrawal. The annual account charge will be prorated for new Participants on a monthly basis for their first year of participation. A withdrawal charge may be imposed upon withdrawals made in the first five years after the initial contribution made on behalf of a Participant. The maximum withdrawal charge is 5% of the contributions made on behalf of the Participant. A charge against each of the Fund's assets is also made by the investment adviser for providing investment advisory and management services. Further detail about charges may be found under Charges, Fees and Deductions, page 20.



Unless restricted by the retirement arrangement under which he is covered, or by the withdrawal restrictions imposed by federal tax law on tax-deferred annuity contracts subject to Section 403(b) of the Code and on interests in deferred compensation plans under Section 457 of the Code, a Participant may withdraw, at any time, all or part of his Participant Account. See "Withdrawals," pages 16-17. Withdrawals may be subject to tax under the Code, including, under certain circumstances, a 10% penalty tax on premature withdrawals. See "Federal Tax Status," page 22. In addition, all or a part of a Participant's Account may be transferred among the Subaccounts and the Guaranteed Interest Account without the imposition of the withdrawal charge or tax liability.


All written requests, notices, and transfer requests required by the Contracts (other than withdrawal requests and death benefit claims), should be sent to Prudential at the address shown on the cover of this Prospectus. Any written inquiries also should be sent to Prudential at that address. A Participant may effect the telephone transactions that are permitted by his arrangement by calling Prudential at 1-800-458-6333. All written withdrawal requests or death benefit claims relating to a Participant's interest must be sent to Prudential by one of the following three means: (1) By U.S. mail to: Prudential Investments, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) Delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) Fax to

Prudential Investments, Attention: Client Payments at: (717) 340-4328. A withdrawal request or death benefit claim will be deemed received in good order by Prudential as of the end of the Valuation Period within which all the properly completed forms and other information required by Prudential to pay such a request or claim (e.g., due proof of death) are received as specified above. Receipt of a withdrawal request or death benefit claim in good order is required by Prudential to process the transaction in the manner explained on pages 16-19 this Prospectus. Under certain Contracts, the Contractholder or a third party acting on their behalf provides record-keeping services that would otherwise be performed by Prudential. See "Modified Procedures," page 20.


This brief description of the Contracts is intended to provide a broad overview of the more significant features of the Contracts. More detailed information will be found in subsequent sections of this Prospectus and in the Contracts.

                                   FEE TABLE

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions ..................................... None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn):

                                                               THE WITHDRAWAL CHARGE WILL BE EQUAL
                                                                TO THE FOLLOWING PERCENTAGE OF THE
          YEARS OF CONTRACT PARTICIPATION                            CONTRIBUTIONS WITHDRAWN

    First Year                                                                  5%
    Second Year                                                                 4%
    Third Year                                                                  3%
    Fourth Year                                                                 2%
    Fifth Year                                                                  1%
    Sixth and Subsequent Years                                              No Charge

Maximum Annual Account Charge .............................................. $15

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

ALL SUBACCOUNTS
--------------------------------------------------------------------
Mortality and Expense Risk Charge...................................  0.15%
Administrative Fee..................................................  0.85%
                                                                      -----
Total Separate Account Annual Expenses..............................  1.00%
                                                                      -----
                                                                      -----

ANNUAL EXPENSES OF THE FUNDS
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)

                                                                              TOTAL FUND
                                                    INVESTMENT              ANNUAL EXPENSES
                                                    MANAGEMENT    OTHER     (AFTER EXPENSE
                                                       FEE       EXPENSES   REIMBURSEMENTS)
                                                    ---------------------------------------
THE PRUDENTIAL SERIES FUND, INC.(1)
  Money Market Portfolio..........................     0.40%       0.03%         0.43%
  Diversified Bond Portfolio......................     0.40%       0.03%         0.43%
  Government Income Portfolio.....................     0.40%       0.04%         0.44%
  Conservative Balanced Portfolio.................     0.55%       0.01%         0.56%
  Flexible Managed Portfolio......................     0.60%       0.02%         0.62%
  High Yield Bond Portfolio.......................     0.55%       0.02%         0.57%
  Stock Index Portfolio...........................     0.35%       0.02%         0.37%
  Equity Income Portfolio.........................     0.40%       0.01%         0.41%
  Equity Portfolio................................     0.45%       0.01%         0.46%
  Prudential Jennison Portfolio...................     0.60%       0.04%         0.64%
  Global Portfolio................................     0.75%       0.10%         0.85%

AIM VARIABLE INSURANCE FUNDS, INC.(2)
  AIM V.I. Growth and Income Fund.................     0.63%       0.06%         0.69%
  AIM V.I. Value Fund.............................     0.62%       0.08%         0.70%

JANUS ASPEN SERIES(3)
  Growth Portfolio................................     0.65%       0.05%         0.70%
  International Growth Portfolio..................     0.67%       0.29%         0.96%

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Series..........................     0.75%       0.12%         0.87%
  Research Series.................................     0.75%       0.13%         0.88%

OCC ACCUMULATION TRUST(4)
  Managed Portfolio...............................     0.80%       0.07%         0.87%
  Small Cap Portfolio.............................     0.80%       0.17%         0.97%

T. ROWE PRICE(5)
  T. Rowe Price Equity Series, Inc. Equity Income
    Portfolio.....................................     0.85%       0.00%         0.85%
  T. Rowe Price International Series, Inc.,
    International Stock Portfolio.................     1.05%       0.00%         1.05%

WARBURG PINCUS TRUST(6)
  Post-Venture Capital Portfolio..................     1.07%       0.33%         1.40%

The purpose of the foregoing tables is to assist Participants in understanding the expenses that they bear, directly or indirectly, relating to the Prudential Discovery Select Group Variable Contract Account and the Funds. The expenses relating to the Funds (other than those in the Prudential Series Fund) have been provided to Prudential by the Funds and have not been independently verified by Prudential. See the sections on charges in this Prospectus and the accompanying prospectuses for the Funds.

(1) The Prudential Series Fund, Inc. With respect to The Prudential Series Fund portfolios, except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed 0.75% of the portfolio's average daily net assets. The amounts listed for the portfolios under "Other Expenses" are based on amounts incurred in the last fiscal year.

(2) AIM Variable Insurance Funds, Inc. AIM may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. The fee currently only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

(3) Janus Aspen Series. Management fees for Growth and International Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth and International Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04% and 0.78% for Growth Portfolio and 0.79%, 0.29% and 1.08% for
International Growth Portfolio respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(4) OCC Accumulation Trust. Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Total Portfolio Expenses for the Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their respective average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Annual Expenses incurred for the fiscal year ended December 31, 1997 would have been: .80%, .17% and .97%, respectively, for the Small Cap Portfolio, and .80%, .07% and .87%, respectively, for the Managed Portfolio. Expense offsets for each Portfolio for the fiscal year ended December 31, 1997 amounted to less than one basis point for each Portfolio.

(5) T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. With respect to the T. Rowe Price Funds, the Investment Management Fees include the ordinary expenses of operating the Funds.

(6) Warburg Pincus Trust. The expense figures shown above are based on actual expenses for fiscal year 1997 including fee waivers and/or expense reimbursements by the Portfolio's investment adviser and co-administrator. With respect to the Warburg Pincus Trust Post-Venture Capital Portfolio, absent the waivers and/or reimbursements, the Investment Management Fee would equal 1.25%, Other Expenses would equal 0.33%, and Total Fund Annual Expenses would equal 1.58%. The investment adviser and co-administrator have undertaken to limit the Portfolio's Total Portfolio Operating Expenses to the limits shown in the table above through December 31, 1998.

EXAMPLES OF FEES AND EXPENSES

The following examples illustrate the cumulative dollar amount of all the above expenses that would be incurred on each $1,000 of Participant investment.

  -  The examples assume a consistent 5% annual return on invested assets.

  - The examples assume that the annual account charge is deducted from the assets of each Subaccount based on a Participant Account Value of $25,000.

The expenses shown in Table I describe applicable charges for withdrawal of an entire Participant Account. THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

TABLE I

If a Participant withdraws his entire Participant Account Value from the specified Subaccount just prior to the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $65       $77      $ 91       $178
  Diversified Bond Subaccount.....................    65        77        91        178
  Government Income Subaccount....................    65        77        92        179
  Conservative Balanced Subaccount................    66        81        98        192
  Flexible Managed Subaccount.....................    67        83       101        199
  High Yield Bond Subaccount......................    67        81        99        193
  Stock Index Subaccount..........................    65        75        88        171
  Equity Income Subaccount........................    65        76        90        176
  Equity Subaccount...............................    65        78        93        181
  Prudential Jennison Subaccount..................    67        84       102        201
  Global Subaccount...............................    69        90       113        223

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    68        85       105        206
  AIM V.I. Value Subaccount.......................    68        85       105        207

JANUS ASPEN SERIES
  Growth Subaccount...............................    68        85       105        207
  International Growth Subaccount.................    71        93       119        235

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    70        91       114        225
  Research Subaccount.............................    70        91       115        226

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    70        91       114        225
  Small Cap Subaccount............................    70        93       119        235

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    69        90       113        223
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    71        96       123        244

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    75       107       141        280

TABLE II

If a Participant does not withdraw any portion of his Participant Account Value from the specified Subaccount or use his Participant Account Value to effect an annuity as of the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
THE PRUDENTIAL SERIES FUND, INC.
  Money Market Subaccount.........................   $15       $47      $ 81       $178
  Diversified Bond Subaccount.....................    15        47        81        178
  Government Income Subaccount....................    15        47        82        179
  Conservative Balanced Subaccount................    16        51        88        192
  Flexible Managed Subaccount.....................    17        53        91        199
  High Yield Bond Subaccount......................    17        51        89        193
  Stock Index Subaccount..........................    15        45        78        171
  Equity Income Subaccount........................    15        46        80        176
  Equity Subaccount...............................    15        48        83        181
  Prudential Jennison Subaccount..................    17        54        92        201
  Global Subaccount...............................    19        60       103        223

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Growth and Income Subaccount...........    18        55        95        206
  AIM V.I. Value Subaccount.......................    18        55        95        207

JANUS ASPEN SERIES
  Growth Subaccount...............................    18        55        95        207
  International Growth Subaccount.................    21        63       109        235

MFS VARIABLE INSURANCE TRUST
  Emerging Growth Subaccount......................    20        61       104        225
  Research Subaccount.............................    20        61       105        226

OCC ACCUMULATION TRUST
  Managed Subaccount..............................    20        61       104        225
  Small Cap Subaccount............................    20        63       109        235

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income
    Subaccount....................................    19        60       103        223
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount................    21        66       113        244

WARBURG PINCUS TRUST
  Post-Venture Capital Subaccount.................    25        77       131        280

Loans taken by a Participant from a Participant Account may be subject to charges for establishing and maintaining the loan. The examples do not take into account any deduction for such charges.

The required table of accumulation unit values, which sets out certain historical information about the value of interests in each subaccount, appears in the Appendix to this prospectus on Page 31.

                     GENERAL INFORMATION ABOUT PRUDENTIAL,
      THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT AND
              THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Prudential is a mutual life insurance company incorporated in 1873 under the laws of the State of New Jersey. Its corporate office is located at 751 Broad Street, Newark, New Jersey. It has been investing for pension funds since 1928.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

Prudential is responsible for the administrative and recordkeeping functions of the Prudential Discovery Select Group Variable Contract Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

The Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") was established on February 11, 1997, under New Jersey law as a separate investment account. The Discovery Account meets the definition of a "separate account" under federal securities laws. Prudential is the legal owner of the assets in the Discovery Account and is obligated to provide all benefits under the Contracts. Prudential will at all times maintain assets in the Discovery Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Discovery Account. These assets are segregated from all of Prudential's other assets and are not chargeable with liabilities arising out of any other business Prudential conducts. In addition to these assets, the Discovery Account's assets may include funds contributed by Prudential to commence operation of the Discovery Account and may include accumulations of the charges Prudential makes against the Discovery Account. From time to time these additional assets will be transferred to Prudential's General Account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Discovery Account.

The Discovery Account is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Discovery Account. For state law purposes, the Discovery Account is treated as a part or division of Prudential. There are currently twenty-two Subaccounts within the Discovery Account which invest in corresponding portfolios of the Funds available under the Contracts. Additional Subaccounts may be established in the future.

THE FUNDS

The following is a list of each Fund, its investment objective and its investment adviser:

THE PRUDENTIAL SERIES FUND, INC.

MONEY MARKET PORTFOLIO. The maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality short-term debt obligations. There are no assurances that this portfolio will maintain a stable net asset value.

DIVERSIFIED BOND PORTFOLIO. A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

GOVERNMENT INCOME PORTFOLIO. A high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks of established companies, in proportions believed by the investment advisor to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment advisor to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high risk of loss in an effort to achieve greater appreciation.

HIGH YIELD BOND PORTFOLIO. Achievement of a high total return through investment in high yield/high risk fixed income securities in the medium to lower quality ranges.

STOCK INDEX PORTFOLIO. Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

EQUITY INCOME PORTFOLIO. Both current income and capital appreciation through investment primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange Composite Index.

EQUITY PORTFOLIO. Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

PRUDENTIAL JENNISON PORTFOLIO. Long-term growth of capital through investment primarily in equity securities of established companies with above-average growth prospects. Current income, if any, is incidental.

GLOBAL PORTFOLIO. Long-term growth of capital through investment primarily in common stock and common stock equivalents of foreign and domestic issuers. Current income, if any, is incidental.

Prudential is the investment advisor for the assets of each of the portfolios of the Prudential Series Fund. Prudential has a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Prudential Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. GROWTH AND INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective.

AIM V.I. VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM Advisors, Inc. to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.

AIM Advisors, Inc. serves as the investment adviser to the AIM V.I. Growth and Income Fund and the AIM V.I. Value Fund.

JANUS ASPEN SERIES

GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

INTERNATIONAL GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Janus Capital Corporation is the investment adviser to the Growth Portfolio and the International Growth Portfolio, and is responsible for the day-to-day management of the portfolios and other business affairs of the portfolios.

MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SERIES. This Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

RESEARCH SERIES. The Research Series' investment objective is to provide long-term growth of capital and future income.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to each MFS Series.

OCC ACCUMULATION TRUST (FORMERLY KNOWN AS QUEST FOR VALUE ACCUMULATION TRUST)

MANAGED PORTFOLIO. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment.

SMALL CAP PORTFOLIO. Capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OpCap Advisors (formerly known as Quest for Value Advisors, the "OCC Manager") is responsible for management of the OCC Accumulation Trust's business. Pursuant to the investment advisory agreement with the OCC Accumulation Trust, and subject to the authority of the Board of Trustees, the OCC Manager supervises the investment operation of the Managed Portfolio and the Small Cap Portfolio, furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities and provides certain administrative services for the OCC Accumulation Trust.

T. ROWE PRICE

T. ROWE PRICE EQUITY SERIES, INC., EQUITY INCOME PORTFOLIO. The fund's objective is to provide substantial dividend income as well as long-term capital appreciation through investment in common stocks of established companies.

T. ROWE PRICE INTERNATIONAL SERIES, INC., INTERNATIONAL STOCK PORTFOLIO. The fund's objective is long-term growth of capital through investment primarily in common stocks of established, non-U.S. companies.

T. Rowe Price Associates, Inc. is the Investment Manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the Investment Manager for the International Stock Portfolio.

WARBURG PINCUS TRUST

POST-VENTURE CAPITAL PORTFOLIO. Seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.

The Warburg Pincus Trust employs Warburg, Pincus Counselors, Inc. as investment adviser and Abbott Capital Management, L.P. as its sub-investment adviser with respect to a portion of the Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.

Further information about the Fund portfolios can be found in the accompanying prospectuses for each Fund.

The investment advisors with respect to the various Funds charge a daily investment management fee as compensation for their services, as set forth in the table beginning on page 4 and as more fully described in the prospectus for each Fund.

It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither Prudential, nor the Funds currently foresees any such disadvantage, the Funds' Boards of Directors intend to monitor events in order to identify any material conflict between variable life insurance and variable annuity contractholders and to determine what action, if any, should be taken in response thereto. This might force a Fund to sell securities at disadvantageous prices. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contractholders.

Prudential will be compensated by an affiliate of each of the Funds (other than those in the Prudential Series Fund) based upon an annual percentage of the average assets held in the Fund by Prudential under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Prudential.

A full description of the Funds, their investment objectives, management, policies, and restrictions, their expenses, the risks attendant to investment therein, and all other aspects of their operation is contained in the accompanying prospectuses for each Fund and in the related statements of additional information, which should be read in conjunction with this Prospectus. There is no assurance that the investment objectives will be met.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a credited interest option available to fund certain group annuity contracts issued by Prudential. Amounts allocated to the Guaranteed Interest Account become part of the General Account of Prudential, which consists of all assets owned by Prudential other than those in the Discovery Account and other variable separate accounts of Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the General Account.

Because of exemptive and exclusionary provisions, interests in the General Account (which include interests in the Guaranteed Interest Account) are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and Prudential has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under certain Contracts, amounts allocated to the Guaranteed Interest Account may be held within one or more guaranteed separate accounts. Interests in such separate account(s) are not registered under the Securities Act of 1933 and the separate accounts are not registered as investment companies under the Investment Company Act of 1940.

                                 THE CONTRACTS

Prudential generally issues the Contracts to Employers whose employees may become Participants. Under an IRA, a Participant's spouse may also become a Participant. A Contract may be issued to an association that represents employers of employees who become Participants, to an association or union that represents members that become Participants and to a trustee of a trust with participating employers whose employees become Participants. Even though an Employer, an association or a trustee is the Contractholder, the Contract normally provides that Participants shall have the rights and interests under them that are described in this Prospectus. However, when a Contract is used to fund a deferred compensation plan established under Section 457 of the Code, for example, all rights under the Contract are owned by the Employer to whom, or on whose behalf, the Contract is issued. All amounts becoming payable under the Contract are payable to the Employer and are its exclusive property. For a plan established under Section 457 of the Code, the employee has no rights or interests under the Contract, including any right or interest in any Subaccount of the Discovery Account, except as provided in the Employer's plan. This may also be true with respect to certain non-qualified annuity arrangements.

Also, a particular plan, even if it is not a deferred compensation plan, may limit a Participant's exercise of certain rights under a Contract. Participants should check the provisions of their Employer's plan or any agreements with the Employer to see if there are any such limitations and, if so, what they are.

THE ACCUMULATION PERIOD

Contributions; Crediting Units; Enrollment Forms; Deduction for Administrative Expenses.

Contributions to the Contract ordinarily will be made periodically pursuant to a payroll deduction or similar agreement between the Participant and his Employer. Any contributions to an IRA must be in an amount of no less than $500, except for contributions to an IRA for a non-working spouse (or working spouse who elects to be treated as a non-working spouse).

A Participant designates what portion of the contributions made on his behalf should be invested in the Subaccounts or the Guaranteed Interest Account. The Participant may change this designation usually by notifying Prudential at the address shown on the cover page of this Prospectus. Under certain Contracts, an entity other than Prudential keeps certain records, and Participants under those Contracts must contact the record-keeper. See "Modified Procedures," page 20.

The full amount (100%) of each contribution designated for investment in any Subaccount is credited to a Participant Account maintained for the Participant. The number of Units credited to a Participant in a Subaccount is determined by dividing the amount of the contribution made on his behalf to that Subaccount by the Subaccount's Unit Value for the Business Day on which the contribution is received at the address shown on the cover page of this Prospectus.

The initial contribution made for a Participant will be invested in a Subaccount no later than two Business Days after it is received by Prudential, if it is preceded or accompanied by satisfactory enrollment information. If the Contractholder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then Prudential will allocate such contribution to the Prudential Series Fund Money Market Subaccount upon receipt, and also will send a notice to the Contractholder that requests allocation information for each such Participant. If the necessary enrollment information is not received in response to its initial notice to the Contractholder, Prudential will deliver up to three additional notices to the Contractholder at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of the Money Market Subaccount were purchased on behalf of Participants who failed to provide the necessary enrollment information, Prudential will redeem the relevant Units and pay the proceeds (including earnings thereon) to the Contractholder. Any proceeds paid to the Contractholder under this procedure may be considered a prohibited and taxable reversion to the Contractholder under current provisions of the Code. Similarly, returning proceeds may cause the Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, to hold all plan assets in trust. Both problems may be avoided if the Contractholder arranges to have the proceeds paid into a qualified trust or annuity contract.

The number of Units of a particular Subaccount credited to a Participant will not be affected by any subsequent change in the value of those Units, but the dollar value of a Unit will vary from Business Day to Business Day depending upon the investment experience of the Subaccount. The number of Units credited to a Participant in a Subaccount will be reduced as the result of any annual account charge.

The value of a Participant Account in a Subaccount on any particular day is determined by multiplying the total number of Units credited to the Participant by the Subaccount's Unit Value on that day.

The Unit Value for each Subaccount was set at $10.00 on the date of commencement of operations of that Subaccount. The Unit Value for any subsequent Business Day is determined as of the end of that day by multiplying the Unit Change Factor for that day by the Unit Value for the preceding Business Day.

The Unit Change Factor for a Subaccount for any Business Day is determined by dividing the current day net asset value for Fund shares by the net asset value for shares on the previous Business Day. This factor is then reduced by a daily equivalent of the mortality and expense risk fee and the administrative fee. The value of the assets of a Subaccount is determined by multiplying the number of Fund shares held by that Subaccount by the net asset value of each share and adding the value of dividends declared by the Fund but not yet paid.

ALLOCATION OF PURCHASE PAYMENTS

A Participant determines how the initial contribution will be allocated among the Subaccounts by specifying the desired allocation on the application or enrollment form. A Participant may choose to allocate nothing to a particular Subaccount. Unless a Participant tells us otherwise, subsequent contributions will be allocated in the same proportions as the most recent contribution made by that Participant. A Participant may change the way in which subsequent contributions are allocated by providing Prudential with proper written instruction or by telephoning Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789 at the toll-free number provided by Prudential, once a Participant has provided the appropriate identification to effect a telephone transfer. See Transfers, below.

ASSET ALLOCATION PROGRAM

An Asset Allocation Program may be available to assist Participants in determining how to allocate purchase payments. If a Participant chooses to participate in the program, the Participant may do so by utilizing a form available in the employee enrollment kit. The form will include a series of illustrations depicting various asset allocation models based on age and risk tolerance. In the future, a more comprehensive model based on an internet web site may be available for use by Participants as well. The Asset Allocation Program will be available at no charge to the Participant. A Participant is under no obligation to participate in the program or to invest according to the program recommendations. A Participant may ignore, in whole or in part, the investment allocations provided by the program.

The Asset Allocation Program is intended as an aid in making purchase payment allocations. It is not a guarantee of investment return and there can be no assurance that any Fund portfolio will attain its investment objectives. A Participant should consider reviewing his or her investor profile questionnaire annually, and each time his or her investor profile changes.

TRANSFERS

A Participant may transfer out of an investment option into any combination of other investment options available under the Contract. The transfer request may be in dollars, such as a request to transfer $1,000 from one Subaccount or from the Guaranteed Interest Account, or, in the case of Subaccounts, may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be whole numbers. A Participant may make transfers by proper written notice to Prudential Investments, or by telephone, internet or telecopy, depending on the terms of the plan applicable to the Participant.

If a Contractholder has telephone privileges, each Participant will automatically be enrolled to use the Telephone Transfer System. A Participant may decline those privileges on a form supplied by the Contractholder or Prudential. Prudential has adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following telephone instructions we reasonably believe to be genuine. We cannot guarantee that a Participant will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Unless restricted by the retirement arrangement under which a Participant is covered, upon the receipt by Prudential of a duly completed written transfer request form or properly authorized telephone transfer request, all or a portion of the Participant Account in any of the Subaccounts will be transferred to another Subaccount or from the Guaranteed Interest Account to the Subaccounts. Transfers from the Guaranteed Interest Account may be restricted. There is no minimum transfer amount. As of the day the transfer request is received, the Participant's Subaccount(s) from which the transfer is made will be reduced by the number of Units obtained by dividing the amount to be transferred by the Unit Value for the applicable Business Day. If the transfer is made to another Subaccount as of the same day, the number of Units credited to the Participant in that Subaccount will be increased by means of a similar calculation. Prudential reserves the right to limit the frequency of these transfers. All transfers are subject to the terms and conditions set forth in this Prospectus and in the Contract(s) covering a Participant. The Contracts were not designed for professional market timing organizations or other organizations or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Discovery Account and the Funds and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one owner.

Different procedures may apply for Contracts under which an entity other than Prudential provides record keeping services. Although there is presently no charge for transfers, Prudential reserves the right to impose such charges in the future. In no event will Dollar Cost Averaging and Auto-Rebalancing transfers be subject to such charge.

A Contract may include a provision that, upon discontinuance of contributions for all Participants of an Employer covered under a Contract, the Contractholder may request Prudential to make transfer payments from any of the Subaccounts to a designated alternate funding agency. If the Contract is used in connection with certain tax-deferred annuities subject to Section 403(b) of the Code, or with IRAs, Prudential will promptly notify each affected Participant and each beneficiary of a deceased Participant that such a request has been received. Within thirty days of receipt of such notice, each recipient may elect in writing on a form approved by Prudential to have any of his or her Subaccounts transferred to the alternate funding agency. If he or she does not so elect, his or her investment options will continue in force under the Contract. If he or she does so elect, his or her account will be canceled as of a "transfer date" which is the Business Day specified in the Contractholder's request or 90 days after Prudential receives the request, whichever is later. The product of Units in the Participant's Subaccounts immediately prior to cancellation and the appropriate Unit Value on the transfer date, less the applicable withdrawal and annual account charges, will be transferred to the designated alternate funding agency in cash.

Subject to any conditions or limitations regarding transfers contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can continue to make transfers of all or part of his interest in his Participant Account among the available investment options offered, and can transfer directly all or part of his interest in his Participant Account to a
Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

Contributions may be discontinued for all Participants under a Contract or for all Participants of an Employer covered under the Contract used in connection with a deferred compensation plan subject to Section 457 of the Code due to certain circumstances, such as a change in any law or regulation, which would have an adverse effect on Prudential in fulfilling the terms of the Contract. If contributions are so discontinued, Prudential may initiate transfer payments from any Subaccount to an alternate funding agency. The transfer would be made as described in the paragraph above.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain requests for transfer payments other than those described above must include the consent of the Participant and spouse and must be notarized or witnessed by an authorized plan representative.

Transfers among Subaccounts will take effect as of the end of the Valuation Period in which a proper transfer request is received at Prudential Investments.

DOLLAR COST AVERAGING

Additionally, an administrative feature called Dollar Cost Averaging ("DCA") may be available to Contractholders. This feature allows Participants to transfer amounts out of the Guaranteed Interest Account or one of the variable investment options and into one or more other variable investment options. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. A Participant may ask that transfers be made monthly, quarterly, semi-annually or annually. A Participant can add to the DCA account at any time.

Each automatic transfer will take effect in monthly, quarterly, semi-annual or annual intervals as designated by the Participant. If the New York Stock Exchange and Prudential are not open on a transfer date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers continue until the amount specified has been transferred, or until the Participant notifies us and we process a change in allocation or cancellation of the feature.

AUTO-REBALANCING

The Contracts may offer another investment technique in the future that Participants may find attractive. The Auto-Rebalancing feature will allow Participants to automatically rebalance Subaccount assets at specified intervals based on percentage allocations that they choose. For example, suppose a Participant's initial investment allocation of variable investment options is split 40% and 60%, respectively. Then, due to investment results, that split changes. A Participant may instruct that those assets be rebalanced to his or her original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as a Participant chooses. A Participant may select that rebalancing occur in monthly, quarterly, semi-annual or annual intervals. Rebalancing will take effect as of the end of the Valuation Period for each applicable interval and will continue at those intervals until the Participant notifies us otherwise. If the New York Stock Exchange and Prudential are not open on the rebalancing date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date.

WITHDRAWALS

Under certain circumstances as described in the retirement arrangement under which he is covered, a Participant may withdraw at any time all or part of his Participant Account Value that is attributable to Employer contributions or after-tax Participant contributions, if any.

The Code imposes restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code. Pursuant to Section 403(b)(11) of the Code, amounts attributable to a Participant's salary reduction contributions (including the earnings thereon) that are made under a tax deferred annuity after December 31, 1988 can only be withdrawn (redeemed) when the Participant attains age 59 1/2, separates from service with his employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code). However, the Code permits the withdrawal at any time of amounts attributable to tax-deferred annuity salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the arrangement under which a Participant is covered contains a financial hardship provision, withdrawals can be made in the event of the hardship.

Furthermore, subject to any restrictions upon withdrawals contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can withdraw at any time all or part of his Participant Account Value under a predecessor Prudential tax-sheltered annuity contract, as of December 31, 1988. Amounts earned after December 31, 1988 on the December 31, 1988 balance in a Participant Account attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.

With respect to retirement arrangements other than tax-deferred annuities subject to Section 403(b) of the Code, a Participant's right to withdraw at any time all or part of his Participant Account Value may be restricted by the retirement arrangement under which he is covered. For example, Code Section 457 plans typically permit withdrawals only upon attainment of age 70 1/2, separation of service, or for unforeseeable emergencies.

You may specify from which investment options you would like the withdrawal processed. The withdrawal amount may be specified as a dollar amount or as a percentage of the Participant Account Value in the applicable Subaccount(s). If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options.

Only amounts withdrawn from contributions (including full withdrawals) are subject to a withdrawal charge. For purposes of determining withdrawal charges, withdrawals are considered as having been made first from contributions. See Withdrawal Charge, page 21. This differs from the treatment of withdrawals for federal income taxes as described below, where generally, withdrawals are considered to have been made first from investment income. The withdrawal will be effected as of the end of the Valuation Period in which a proper withdrawal request is received at Prudential Investments.

Prudential will generally pay the amount of any withdrawal within 7 days after we receive a properly completed withdrawal request. We will pay the amount of any withdrawal requested, less any applicable tax withholding, withdrawal charge and/or annual account charge. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

SYSTEMATIC WITHDRAWAL PLAN

If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential offers systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement a Participant may arrange for systematic withdrawals from the Subaccounts and the Guaranteed Interest Account in which he invests. A Participant may arrange for systematic withdrawals only if at the time he elects to have such an arrangement, the balance in his Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he has first separated from service with his Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.

Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable and Participants who have not reached age 59 1/2 may incur substantial tax penalties. Withdrawals made after a Participant has attained age 70 1/2 and by beneficiaries must satisfy certain minimum distribution rules. See "Federal Tax Status," page 22.

Systematic withdrawals may be arranged only pursuant to an election on a form approved by Prudential. Under certain types of retirement arrangements, an election to arrange for systematic withdrawals by a married Participant must be consented to in writing by the Participant's spouse, with signatures notarized or witnessed by an authorized plan representative. The election must specify that the systematic withdrawals shall be made on a monthly, quarterly, semi-annual, or annual basis.

All systematic withdrawals shall be effected as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. Systematic withdrawals shall continue until the Participant has withdrawn all of the balance in his Participant Account or has instructed Prudential in writing to terminate his systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal--which will vary, reflecting investment experience during the withdrawal period--will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.

Systematic withdrawals shall be taken first out of the Participant's investment, if any, in the Guaranteed Interest Account until that amount is exhausted. Thereafter, systematic withdrawals will be taken pro rata from the Subaccounts.

A Participant may change the frequency, amount or duration of his systematic withdrawals by submitting a form to Prudential that Prudential will provide to him upon request. A Participant may make such a change only once during each calendar year.

A Participant may at any time instruct Prudential to terminate the Participant's systematic withdrawal arrangement, and no systematic withdrawals will be made for him after Prudential has received his instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result thereof.

An arrangement to make systematic withdrawals will not affect any of the Participant's other rights under the Contracts, including the right to make withdrawals, and purchase a fixed dollar annuity.

Currently, Prudential does not impose a withdrawal charge upon systematic withdrawals, however, Prudential may apply a withdrawal charge on systematic withdrawals where payments are made for less than three years. Prudential currently permits a Participant who is receiving systematic withdrawals and over the age of 59 1/2 to make one additional, non-systematic, withdrawal during each calendar year in an amount that does not exceed 10% of the sum of his balances in the Account and the Guaranteed Interest Account without the application of the withdrawal charge.

TEXAS OPTIONAL RETIREMENT PROGRAM

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program").

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions will be credited to the Participant Account. Until the Participant begins his second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas' contributions. If the Participant does not commence his second year of Texas Program participation, the value of those Units representing Texas' contributions will be withdrawn and returned to the State.

Withdrawal benefits of Contracts issued under the Texas Program are available only in the event of a Participant's death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. The value of a Participant's interest under the Contract may, however, be transferred to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation.

DEATH BENEFIT

Upon receipt by Prudential of due proof of a Participant's death and a claim and payment election submitted on a form approved by Prudential, a death benefit made up of the balance in the Participant Account (after deduction of any annual account charges) will be payable to his designated beneficiary. The appropriate address to which a death benefit claim should be sent is set out on the cover page of this Prospectus. For certain Contracts, a death benefit claim should be sent to a designated record keeper rather than Prudential.

The death benefit will be paid in one sum as if it were a single withdrawal, as systematic withdrawals, as an annuity, or a combination of the three, as the Participant may have directed subject to the minimum distribution rules of Code
Section 401(a)(9) as described below under "Federal Tax Status." If the Participant has not so directed, the beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:

a. to receive a one sum cash payment;

b. to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant;

c. to receive regular payments in accordance with the systematic withdrawal plan; or

d. a combination of all or any two of (a), (b), and (c).

Unless restricted by the retirement arrangement under which the Participant is covered, or unless the Participant has elected otherwise, if within one year after the Participant's death the beneficiary elects to receive a one-sum cash payment of the entire Participant Account, including the balance in all Subaccounts in which the Participant has a balance, the total amount made available to the beneficiary will be the greatest of: (1) the Participant's Account Value as of the date Prudential receives a death benefit payment request in good order; (2) the sum of all contributions made to the Participant Account less withdrawals, transfers and charges; and (3) the greatest of the Participant's Account Value calculated on every third anniversary of the first contribution made on behalf of the Participant (accompanied by complete documentation) under the Contract, less subsequent withdrawals, transfers and charges.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant's date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly consents to the waiver of the benefit, 50% of the balance in the Participant Account will be paid to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, the remaining 50% would be paid to the Participant's designated beneficiary.

Unless the retirement arrangement that covered the Participant provides otherwise, a beneficiary who elects to have a fixed-dollar annuity purchased for himself may choose from among the available forms of annuity. See "Effecting an Annuity," page 25. The beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See "Federal Tax Status" section of this Prospectus. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, a one sum cash payment will be made to the beneficiary, after deduction of the annual account charge. A specific Contract may provide that an annuity is payable to the beneficiary if the beneficiary fails to make an election.

Until a death benefit is paid that results in reducing to zero the balance in the Participant Account, the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account will be maintained for the beneficiary in the same manner as they had been for the Participant, except (i) the beneficiary may make no contributions (ii) no loans may be taken and (iii) no withdrawal charge will be imposed upon withdrawals.

DISCONTINUANCE OF CONTRIBUTIONS

Contributions on behalf of all Participants under a Contract or for all Participants of an Employer covered under a Contract may be discontinued upon notice by the Contractholder to Prudential. Contributions under the Contract will also be discontinued for all Participants covered by a retirement arrangement that is terminated.

On 90 days' advance notice to the Contractholder, Prudential may elect not to accept any new Participant, or not to accept further contributions for existing Participants.

The discontinuance of contributions on a Participant's behalf does not otherwise affect his or her rights under the Contracts. He may make withdrawals from his Participant Account--for transfer, for the purchase of an annuity or for any other purpose--just as if contributions were still being made for him or her. However, if contributions under a Program are not made for a Participant for a specified period of time (24 months in certain states, 36 months in others) and the total value of his Participant Accounts is at or below a specified amount ($1,000 in certain states, $2,000 in others), Prudential may, if permitted by the Code, elect to cancel those Participant Accounts unless prohibited by the retirement arrangement, and pay the Participant their value (less the annual account charge) as of the date of cancellation.

LOAN PROVISION

The loans described in this section are generally available to Participants in 401(a) plans and 403(b) programs. The interest rate and other terms and conditions of the loan may vary from Contract to Contract.

For plans that are subject to ERISA, it is the responsibility of the Contract trustee or fiduciary to ensure that the interest rate or other terms and conditions of the loan comply with all Contract qualification requirements including the ERISA regulations.

The loans described in this section, which involve the variable investment options, work as follows. The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of (a) $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan or (b) 50% of the value of the Participant's vested interest under a Contract. In the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Those payments are invested in the Subaccounts chosen by the Participant. The Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. If the Participant does not specify the Subaccounts from which the loan amount is deducted, the loan amount will be deducted pro rata from the Participant Account Value in the Subaccounts.

The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the Employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution and Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.

Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential will not accept a personal check as payment of the loan application fee. Prudential also charges up to $25 per year as a loan maintenance fee for recordkeeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan. This annualized loan maintenance charge will be pro rated based on the number of full months that the loan is outstanding and is generally deducted quarterly. The loan maintenance charge will first be made against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or more of the Subaccounts in which the Participant is invested.

MODIFIED PROCEDURES

Under certain Contracts, the Contractholder or a third party acting on their behalf provides record keeping services that would otherwise be performed by Prudential. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record keeper rather than Prudential. The record-keeper is the Contractholder's agent, not Prudential's agent. Accordingly, transactions will be processed and priced as of the end of the Valuation Period in which Prudential receives appropriate instructions and/or funds from the record-keeper. Any such different procedures will be set forth in the Contract.

                          CHARGES, FEES AND DEDUCTIONS

ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE

There is an administrative fee to reimburse Prudential for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contractholders and Participants. This fee is deducted daily from the assets in each of the Subaccounts at an effective annual rate of 0.85%.

An annual account charge for recordkeeping and other administrative services is deducted pro rata from each Participant Account. This annual account charge is payable to Prudential and is made on the last Business Day of each calendar year as long as the Participant still has money invested in the Subaccounts and the Guaranteed Interest Account. The annual account charge will be pro rated for new Participants for the first year of their participation, based on the number of full months remaining in the calendar year after the first contribution is received. If a Participant Account is canceled before the end of the year, the charge will be made on the date that Participant Account is canceled (and the charge will not be pro rated if this occurs during the year in which the first contribution is made to the Participant Account). The annual account charge will not be made, however, upon the cancellation of a Participant Account to purchase an annuity under a Contract if the annuity becomes effective on January 1 of any year. After a cancellation, the Participant may again participate in the Contract only as a new Participant and will be subject to a new annual account charge. Also, the annual account charge will not be made if the Participant's Employer has chosen to pay the charge.

The aggregate annual account charge for each Participant will not be greater than $15. The charge will first be made against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or more of the Subaccounts in which the Participant is invested. Prudential may waive or eliminate the annual account charge under appropriate circumstances.

CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

A deduction is made daily from the assets of each of the Subaccounts to reimburse Prudential for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. The charge is made daily at an annual rate of 0.15% of the assets held in the Subaccounts.

EXPENSES INCURRED BY THE FUNDS

The charges and expenses of the Funds are indirectly borne by the Participants. Details about investment management fees and other Fund expenses are provided in the fee table and in the accompanying prospectuses for the Funds and the related statements of additional information.

WITHDRAWAL CHARGE

A withdrawal charge may be made upon full or partial withdrawals. The charge compensates Prudential for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

The amount of the withdrawal charge imposed upon any withdrawal depends upon the number of years of a Participant's participation in the Contract, the year in which the withdrawal is made, and the kind of retirement arrangement that covers the Participant. Participation in the Contract begins upon the date when the first contribution on behalf of the Participant, along with enrollment information in a form satisfactory to Prudential, is received by Prudential. Such participation ends on the date when the Participant Account under the Contract is canceled. In the event of such cancellation, Prudential reserves the right to consider the Participant to be participating in the Contract for a limited time (currently about one year) for the purposes of calculating any withdrawal charge on the withdrawal of any future contributions.

The table below describes the maximum amount of the withdrawal charge.

                                                                      WITHDRAWAL CHARGE,
                 YEARS OF CONTRACT                                    AS A PERCENTAGE OF
                   PARTICIPATION                                    CONTRIBUTIONS WITHDRAWN
  First Year                                                                  5%
  Second Year                                                                 4%
  Third Year                                                                  3%
  Fourth Year                                                                 2%
  Fifth Year                                                                  1%
  Sixth Year and Subsequent                                                No charge

The proceeds received by a Participant upon any partial or full withdrawal will be reduced by the amount of any withdrawal charge. Also, at our discretion, we may reduce or waive withdrawal charges for certain classes of contracts (e.g., contracts exchanged from existing contracts).

LIMITATIONS ON WITHDRAWAL CHARGE

We will not impose a withdrawal charge upon contributions withdrawn to purchase an annuity, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the Employer's retirement arrangement. A withdrawal charge will not be imposed upon withdrawals attributable to roll-over contributions. Further, for all plans other than IRAs, no withdrawal charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder. In addition, no withdrawal charge is imposed upon contributions withdrawn for any reason after five years of participation in the Contract.

Contributions transferred among the Guaranteed Interest Account and the Subaccounts are considered to be withdrawals from the Guaranteed Interest Account or the Subaccount from which the transfer is made, but no withdrawal charge is imposed upon them. They will, however, be considered as contributions to the receiving Subaccount or Guaranteed Interest Account for purposes of calculating any charge imposed upon their subsequent withdrawal from that investment option.

Loans are considered to be withdrawals from the Subaccounts from which the loan amount was deducted but are not considered a withdrawal from the Contract. Therefore, no withdrawal charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Subaccount for purposes of calculating any charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the withdrawal charge. The withdrawal charge will be withdrawn from the same Subaccounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Subaccounts, the withdrawal charge will be withdrawn from the Participant's other Subaccounts and the Guaranteed Interest Account as well.

Prudential may impose withdrawal charges lower than those described above with respect to Participants under certain Contracts. These lower charges will reflect Prudential's anticipation that lower sales costs will be incurred, or less sales services will be performed, with respect to such Contracts due to economies arising from (1) the utilization of mass enrollment procedures or (2) the performance of sales functions, which Prudential would otherwise be required to perform, by the Contractholder, an Employer, or by a third party on their behalf or (3) an accumulated surplus of charges over expenses under a particular Contract. Generally, the withdrawal charge is lowered or waived depending on the amount of local service the Contractholder requires. In addition, the charge may be lowered if required by state law.

PREMIUM TAXES

Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant's Account Value is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant's Account to cover such taxes or assessments, if any, when applicable. Not all states impose premium taxes on annuities; however, the rates in those that do currently range from 0.5% to 5%.

                               FEDERAL TAX STATUS

The following discussion is based on current law and interpretations which may change. The discussion is general in nature. It is not intended as tax advice, nor does it consider any applicable state or other tax laws. A qualified tax adviser should be consulted for complete information and advice. The following rules do not generally apply to annuity contracts held by or for non-natural persons (e.g., corporations). Where a Contract is held by a non-natural person, unless the Contractholder is a nominee or agent for a natural person (or in other limited circumstances), the contract will generally not be treated as an annuity for tax purposes.

TAXES ON PRUDENTIAL

The Discovery Account is not considered a separate taxpayer for purposes of the Code. As distinguished from most other registered investment companies--which are separate taxpayers--the earnings of the Subaccounts invested in the Funds are taxed as part of the income of Prudential. No charge is being made currently to those

Subaccounts for company federal income taxes. Prudential will review periodically the question of a charge to the Subaccounts invested in the Funds for company federal income taxes attributable to the Contracts. Such a charge may be made in future years for any federal income taxes attributable to the Contracts.

QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS

The Contracts may be used in connection with qualified pension and profit sharing plans, plans established by self-employed persons ("Keogh plans"), simplified employee pension plans ("SEPs"), individual retirement plan accounts ("IRA's") and retirement programs for certain persons known as Section 403(b) annuity plans.

The Contracts may also be used in connection with individual retirement arrangements known as "Roth IRAs." Generally, contributions to a Roth IRA are subject to certain limits and are not deductible for Federal income tax purposes. Distributions are generally not taxable for Federal income tax purposes if they are after attainment of age 59- 1/2 or for certain other reasons and if the individual had a Roth IRA in effect for at least five years.

The provisions of the Code that apply to the retirement arrangements that may be funded by the Contracts are complex and Participants are advised to consult a qualified tax adviser. In general, however, assuming that the requirements and limitations of the provisions of the Code applicable to the particular type of plan are adhered to by Participants and Employers, contributions made under a retirement arrangement funded by a Contract are deductible (or not includible in income) up to certain amounts each year. Further, under the retirement programs with which the Contracts may be used, Federal income tax currently is not imposed upon the investment income and realized gains earned by the Accounts and Subaccounts in which the contributions have been invested until a distribution or withdrawal is received. When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special income-averaging rule. The effect of Federal income taxation depends largely upon the type of retirement plan and a generalized description, beyond that given here, is not particularly useful. Careful review of the provisions of the Code applicable to the particular type of plan is necessary.

As noted above, withdrawals or distributions are taxable. Furthermore, premature distributions or withdrawals may be subject to a penalty tax. Participants contemplating a withdrawal should consult a qualified tax adviser. In addition, Federal tax laws impose restrictions on withdrawals from Section 403(b) annuities. Distributions are subject to certain minimum distribution requirements.

The Contracts may be used in connection with deferred compensation plans that meet the requirements of Section 457 of the Code. The tax rules for such plans involve, among other things, limitations on contributions and minimum distribution requirements. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning the applicability of Section 457 to their plans as well as the specific requirements. Reference is also made to the discussion below of Section 72(u) of the Code which may be applicable in certain circumstances.

Subject to the exceptions discussed below with respect to Section 403(b) annuity plans and certain governmental or church plans, distributions from traditional IRA's, qualified retirement arrangements, and deferred compensation plans that meet the requirements of Section 457 of the Code, must begin by April 1 of the calendar year following the year in which the Participant attains age 70 1/2 or actual retirement, if later (the "Required Beginning Date"). Distributions from a Section 403(b) annuity plan attributable to benefits accruing after December 31, 1986 must begin by the Required Beginning Date. The Required Beginning Date for distributions from a governmental or church plan is the later of April 1 of the calendar year after the calendar year in which the Participant retires. In general, distributions that are made after the Required Beginning Date must be made in the form of an annuity for the life of the Participant or the lives of the Participant and his designated beneficiary, or over a period that is not longer than the life expectancy of the Participant or the life expectancies of the Participant and his designated beneficiary.

Distributions to beneficiaries are also subject to minimum distribution rules. If a Participant dies before his entire interest in his Participant Account has been distributed, his remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the Participant dies before distributions have begun (or are treated as having begun) the entire interest in his Participant Account must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which the Participant dies and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy (except that with respect to distributions from a deferred compensation plan subject to Section 457 of the Code, such period cannot exceed 15 years). Special rules apply to the spouse of a deceased Participant.

In addition to the above rules, with respect to a deferred compensation plan subject to Section 457 of the Code, any distribution that is payable over a period of more than one year can only be made in substantially non-increasing amounts no less frequently than annually.

An excise tax applies to Participants or beneficiaries who fail to make the minimum distribution in any calendar year.

NON-QUALIFIED ARRANGEMENTS USING THE CONTRACTS

The Contracts constitute variable annuity contracts. Accordingly, no tax should be payable by a Participant as a result of any increase in the value of his share of the investment income and realized gain earned by the Discovery Account or his Participant Account in which his accumulated premium payments are held. Generally, amounts are taxed when received, either as an annuity or as a withdrawal before the annuity starting date. For these purposes, loans against the Contracts or the pledging of the Contracts are treated as withdrawals.

Amounts withdrawn before the annuity starting date are treated for tax purposes first as being withdrawals of investment income, rather than withdrawals of premium payments, until all investment income earned by a Participant's Account or Subaccount has been withdrawn. Thus, a Participant will be taxed on the amount he withdraws before he starts receiving annuity payments to the extent that the cash value of his Contract, unreduced by the withdrawal charge, exceeds his premium payments.

In addition to the ordinary income tax, the Code further provides that premature withdrawals that are includible in income will be subject to a penalty tax. The amount of the penalty is 10 percent of the amount withdrawn that is includible in income. Some withdrawals will be exempt from the penalty. These include withdrawals (1) made on or after the date on which the Participant reaches age 59 1/2, (2) made on or after the death of the Participant, (3) attributable to the Participant becoming disabled (as defined in Code Section 72(m)), (4) in the form of level annuity payments under a lifetime annuity, or (5) in the form of substantially equal periodic payments (made at least annually) for the life expectancy of the Participant or the joint life expectancies of the Participant and his designated beneficiary.

Different tax rules apply to the receipt of annuity payments or regular payments in accordance with a systematic withdrawal arrangement by a Participant after the annuity starting date. A portion of each payment he receives under a Contract will be treated as a partial return of his post-tax premium payments, if any, and will not be taxable. The remaining portion of the payment will be taxed as ordinary income. Exactly how each payment is divided into taxable and nontaxable portions depends upon (i) the period over which annuity payments are expected to be received, which in turn is governed by the form of annuity selected and, where a lifetime annuity is chosen, by the life expectancy of the annuitant, payee or, in the case of a joint and survivor life annuity, payees, or (ii) whether you elect to have regular payments made in accordance with a systematic withdrawal plan over a fixed period of time or in fixed dollar amounts. Once a Participant has recovered all his premium payments, the balance of the annuity payments will be fully taxable.

Certain minimum distribution requirements apply in the case where the Participant dies before the entire interest in his annuity has been distributed. Further, certain transfers of an annuity for less than full compensation, e.g., certain gifts, will trigger tax on the gain in the Contract.

Special rules under Section 72(u) of the Code apply to the Contracts if held by a person who is not a natural person and if not covered by one of several exceptions. Under these rules, if a Contract is held by a corporation, partnership, trust or similar nonnatural person, the income on the Contract each year is treated as ordinary income received or accrued that year by the owner of the Contract. Income on the Contract is the excess of the sum of the net surrender value of the Contract at the end of the taxable year plus any amounts distributed for all years over the aggregate amount of premiums paid under the Contract minus premiums paid and amounts received under the Contract that have been included in income. Exceptions to these rules include contracts held by a nonnatural person as an agent for a natural person, contracts acquired by an estate by reason of the death of the Participant, contracts held under a qualified pension or profit sharing plan, a Section 403(b) annuity plan or individual retirement plan (see discussion above) or contracts which provide for immediate annuities.

WITHHOLDING

Generally, under a nonqualified annuity arrangement, or individual retirement account or individual retirement annuity, unless a Participant elects to the contrary, any amounts that are received under his Contract that Prudential reasonably believes are includible in gross income tax for tax purposes will be subject to withholding to meet Federal income tax obligations. In the absence of an election by a Participant that Prudential should not do so, it will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that Prudential reasonably believes is subject to withholding. In addition, certain distributions from qualified plans under
Section 401 or Section 403(b) of the Code, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: (a) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; or (b) distributions for a specified period of ten years or more; or (c) distributions which are required as minimum distributions. Accordingly, a Participant would be well advised to check the Contractholder's retirement arrangement and consult with appropriate tax advisers regarding the current state of the law before making a withdrawal. Prudential will provide forms and instructions concerning withholding. However, amounts that are received under a Contract used in connection with a plan that is subject to Section 457 of the Code are treated as wages for Federal income tax purposes and are, thus, subject to general withholding requirements.

                              EFFECTING AN ANNUITY

Subject to the restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code, and subject to the provisions of the retirement arrangement that covers him or her, a Participant may elect at any time to have all or a part of his or her interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The Contracts do not provide for annuities that vary with the investment results of any Subaccount. Withdrawals from the Participant Account that are used to purchase a fixed dollar annuity under the Contracts become part of Prudential's General Account, which supports insurance and annuity obligations.

In electing to have an annuity purchased, the Participant may select from the forms of annuity described below, unless the retirement arrangement covering the Participant provides otherwise. The annuity is purchased on the first day of the month following receipt by Prudential of proper written notice on a form approved by Prudential that the Participant has elected to have an annuity purchased, or on the first day of any subsequent month that the Participant designates. The first monthly annuity payment generally will be made within one month of the date on which the annuity is purchased.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain elections of payouts which are not qualified joint and survivor annuities must include the consent and signatures of the Participant and his spouse and must be notarized or witnessed by an authorized plan representative. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant continued after the Participant's death to his or her spouse, if then living.

Once annuity payments begin, the annuitant cannot surrender his or her annuity benefit and receive a one sum payment in lieu thereof.

The following forms of annuity are available to Participants.

LIFE ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with the guarantee that if, at the death of the annuitant, payments have been made for less than the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his or her beneficiary.

ANNUITY CERTAIN

This is an immediate annuity payable monthly for a period certain which may be 60, 120, 180, or 240 months, as selected by the annuitant. If the annuitant dies during the period certain, payments in the same amount the annuitant was receiving will be continued to his or her beneficiary, but no further payments are payable after the end of the period certain.

JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his or her death to the contingent annuitant, if surviving, for the latter's lifetime. Until the selected number of payments certain have been paid, payments made to the contingent annuitant after the annuitant's death are the same as those the annuitant was receiving. Thereafter, the payments continued to the contingent annuitant will be a percentage of the monthly amount paid to the annuitant such as 33%, 50%, 66%, or 100% as selected by the annuitant (the amounts of each payment made to the annuitant will be lower as the percentage he or she selects to be paid to the contingent annuitant is higher). If both the annuitant and the contingent annuitant die during the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), payments will be continued during the remainder of the period certain to the properly designated beneficiary.

Other forms of annuity may be available under the Contracts. The retirement arrangement under which the Participant is covered may restrict the forms of annuity that a Participant may elect.

If the dollar amount of the first monthly annuity payment is less than the minimum amount specified in the Contract, or if the beneficiary is other than a natural person receiving payments in his or her own right, Prudential may elect to pay the commuted value of the unpaid payments certain in one sum.

PURCHASING THE ANNUITY

No withdrawal charge is deducted from contributions withdrawn to purchase an annuity. If, as a result of a withdrawal to purchase an annuity, the Participant Account has been reduced to zero, the full annual account charge is deducted, unless the annuity becomes effective on January 1 of any year. The resulting amount, less any applicable taxes on annuity considerations, is applied to the appropriate annuity purchase rate determined in accordance with the schedule in the Contract at the time the annuity is purchased. However, Prudential may determine monthly payments from schedules of annuity purchase rates providing for larger payments than the rates shown in the Contract.

The schedule of annuity purchase rates in a Contract is guaranteed by Prudential for ten years from the date the Contract is issued. If at any time after a Contract has been in effect for ten years, the schedule of annuity purchase rates is modified, the modification is also guaranteed for ten years. A change in the schedule of annuity purchase rates used for annuity certain with 180 payments or less, as described above will apply only to amounts added to a Participant Account after the date of change. A change in any other schedule will apply to all amounts in a Participant Account.

                               OTHER INFORMATION

MISSTATEMENT OF AGE OR SEX

If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect in the Certificate, we will change each benefit and the amount of each annuity payment to that which the total contributions would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Prudential Investment Management Services LLC ("PIMS"), a wholly-owned direct subsidiary of Prudential, acts as the principal underwriter of the Contract. PIMS was organized in 1996 under Delaware law, is registered as a broker and dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, NJ 07102. The Contract is sold by registered representatives of PIMS who are also authorized by state insurance departments to do so. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 3.0% of the purchase payment. In addition, trail commissions based on the size of the Contracts may be paid.

VOTING RIGHTS

As stated above, all of the assets held in the Subaccounts of the Discovery Account are invested in shares of the corresponding Funds. Prudential is the legal owner of those shares and as such has the right to vote on any matter voted on at any shareholders meetings of the Funds. However, as required by law, Prudential votes the shares of the Funds at any regular and special shareholders meetings the Funds are required to hold in accordance with voting instructions received from Participants. The Funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Participants are received, and any shares owned directly or indirectly by Prudential, are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Prudential to vote shares of the Funds in its own right, it may elect to do so.

Generally, Participants may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the Funds. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Participants participating in such portfolios will vote separately on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

The number of Fund shares for which a Participant may give instructions is determined by dividing the portion of the value of the Participant Account derived from participation in a Subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give Prudential instructions is determined as of the record date chosen by the Board of the applicable Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Prudential may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds' portfolios, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise you of that action and our reasons for such action in the next annual or semi-annual report.

SUBSTITUTION OF FUND SHARES

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contractholders and Participants. This may occur because of investment policy changes, tax law changes, the unavailability of shares for investment or at the discretion of Prudential. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contractholders and Participants will be notified of such substitution.

PERFORMANCE INFORMATION

Performance information for the Subaccounts may appear in advertising and reports to current and prospective Contractholders and Participants. Performance information is based on historical investment experience of the Funds, adjusted to take charges under the Contract into account, and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment over a stipulated period, and assume a surrender of the Contract at the end of the period. Total return quotations reflect changes in unit values and the deduction of applicable charges including any applicable withdrawal charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a specified seven-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to: comparisons to market indices; comparisons to other investments; performance rankings; personalized illustrations of historical performance; and data presented by analysts or included in publications.

See PERFORMANCE INFORMATION in the Statement of Additional Information for recent performance information.

REPORTS TO PARTICIPANTS

Participants will be sent, at least annually, reports showing as of a specified date the number of units credited to them in the Subaccounts of the Discovery Account. Each Participant will also be sent annual reports for the Fund.

STATE REGULATION

Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves an extensive audit including, but not limited to, an inventory check of assets, sampling techniques to check the performance by Prudential of its contracts and an examination of the manner in which divisible surplus has been apportioned and distributed to policyholders and Contractholders. This regulation does not involve any supervision or control over the investment policies of the Subaccounts or over the selection of investments for them, except for verification of the compliance of Prudential's investment portfolio with New Jersey law.

The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. No variable contract may be issued for delivery in New Jersey prior to the written acknowledgment by the Department of Insurance of its filing. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." Approval can also be withheld or withdrawn if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.

In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the operations of all its variable contracts accounts, in a form promulgated by the National Association of Insurance Commissioners.

LEGAL PROCEEDINGS

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate and later issued a Final Order and Judgment in the consolidated class actions before the court, 962 F.Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgment approving the class Settlement has been appealed to the United States Court of Appeals for the Third Circuit, which held a hearing on January 26, 1998. The Court has not yet issued a ruling on the appeal.

Pursuant to the Settlement, Prudential has agreed to and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance policies. Management now has information which allows for computation of a reasonable estimate of losses associated with ADR claims. Based on this information, management estimated the cost of remedying policyholder claims in the ADR process before taxes to be approximately $2.05 billion. While management believes these to be reasonable estimates based on information currently available, the ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyowners who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyowners.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely result of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.

YEAR 2000 COMPLIANCE

The benefits and services provided to the Contractholders by Prudential and PIMS depend on the smooth functioning of their respective computer systems. The year 2000, however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.

Prudential, PIMS's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider reviews, analysis and contingency planning.

The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contractholders. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's abilities to meet its contractual commitments to Contractholders.

Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Discovery Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations and those of its subsidiary and affiliate companies.

STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information include:

                                                                            PAGE
                                                                            ----
Definitions...............................................................     2
Other Contract Provisions.................................................     2
Administration............................................................     2
Performance Information...................................................     3
Directors of Prudential...................................................     9
Officers of Prudential....................................................    12
Sale of Contracts.........................................................    14
Legal Matters.............................................................    14
Experts...................................................................    14
Financial Statements of the Discovery Accounts............................   A-1
Consolidated financial statements of The Prudential Insurance Company of
  America and subsidiaries................................................   B-1

ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information, including the Statement of Additional Information prepared by Prudential, may also be obtained from Prudential without charge. The addresses and telephone numbers are set forth on the cover page of this Prospectus.

                                                                        APPENDIX

                            ACCUMULATION UNIT VALUES
        THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                       (CONDENSED FINANCIAL INFORMATION)

                                                                           SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
                               PRUDENTIAL                PRUDENTIAL                             PRUDENTIAL  PRUDENTIAL  PRUDENTIAL
                                 SERIES     PRUDENTIAL     SERIES     PRUDENTIAL   PRUDENTIAL     SERIES      SERIES      SERIES
                                  FUND     SERIES FUND      FUND     SERIES FUND   SERIES FUND     FUND        FUND        FUND
                                 MONEY     DIVERSIFIED   GOVERNMENT  CONSERVATIVE   FLEXIBLE    HIGH YIELD    STOCK       EQUITY
                                 MARKET        BOND        INCOME      BALANCED      MANAGED       BOND       INDEX       INCOME
                               ---------------------------------------------------------------------------------------------------
                                7/31/97*     7/31/97*     7/31/97*     7/31/97*     7/31/97*     7/31/97*    7/31/97*    7/31/97*
                                   TO           TO           TO           TO           TO           TO          TO          TO
                                12/31/97     12/31/97     12/31/97     12/31/97     12/31/97     12/31/97    12/31/97    12/31/97
                               ---------------------------------------------------------------------------------------------------
1. Beginning of period
    (rounded).................    $10.00        $10.00      $10.00        $10.00       $10.00      $10.00      $10.00      $10.00
2. End of period (rounded)....    $10.08        $10.07      $10.27        $10.03       $ 9.99      $10.37      $10.29      $10.48
3. Accumulation Units
    Outstanding at end of
    period....................       815           542          60           563        4,286       1,952       1,890       1,171
                               ---------------------------------------------------------------------------------------------------

                                                                            SUBACCOUNTS
                               -----------------------------------------------------------------------------------------------------
                               PRUDENTIAL  PRUDENTIAL  PRUDENTIAL                                           JANUS
                                 SERIES      SERIES      SERIES     AIM V.I.                  JANUS         ASPEN           MFS
                                  FUND        FUND        FUND     GROWTH AND   AIM V.I.      ASPEN     INTERNATIONAL    EMERGING
                                 EQUITY     JENNISON     GLOBAL      INCOME      VALUE       GROWTH        GROWTH         GROWTH
                               -----------------------------------------------------------------------------------------------------
                                7/31/97*    7/31/97*    7/31/97*    7/31/97*    7/31/97*    7/31/97*      7/31/97*       7/31/97*
                                   TO          TO          TO          TO          TO          TO            TO             TO
                                12/31/97    12/31/97    12/31/97    12/31/97    12/31/97    12/31/97      12/31/97       12/31/97
                               -----------------------------------------------------------------------------------------------------
1. Beginning of period
    (rounded).................    $10.00      $10.00      $10.00      $10.00      $10.00       $10.00         $10.00         $10.00
2. End of period (rounded)....    $10.12      $ 9.87      $ 8.95      $ 9.79      $ 9.89       $ 9.92         $ 9.44         $ 9.95
3. Accumulation Units
    Outstanding at end of
    period....................     2,907       3,111       1,576       1,122       1,738          462            942            470
                               -----------------------------------------------------------------------------------------------------

                                                                    SUBACCOUNTS
                               --------------------------------------------------------------------------------------
                                                                OCC                                        WARBURG
                                                 OCC       ACCUMULATION                  T. ROWE PRICE     PINCUS
                                   MFS      ACCUMULATION    TRUST SMALL   T. ROWE PRICE  INERNATIONAL   POST-VENTURE
                                RESEARCH    TRUST MANAGED       CAP       EQUITY INCOME      STOCK         CAPITAL
                               --------------------------------------------------------------------------------------
                                7/31/97*      7/31/97*       7/31/97*       7/31/97*       7/31/97*       7/31/97*
                                   TO            TO             TO             TO             TO             TO
                                12/31/97      12/31/97       12/31/97       12/31/97       12/31/97       12/31/97
                               --------------------------------------------------------------------------------------
1. Beginning of period
    (rounded).................     $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
2. End of period (rounded)....     $ 9.67         $10.13         $10.20         $10.54         $ 8.92         $10.08
3. Accumulation Units
    Outstanding at end of
    period....................        779          2,135          2,781          1,704            216              5
                               --------------------------------------------------------------------------------------
* Commencement of Operations

        Discovery Select Group Retirement Annuity is a variable annuity issued by The Prudential Insurance Company of America, Newark, NJ.
   It is offered through these affiliated Prudential subsidiaries: Prudential
                            Securities Incorporated;
  Pruco Securities Corporation; Prudential Investment Management Services LLC.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 Broad Street
                             Newark, NJ 07102-3777

                             PRUDENTIAL INVESTMENTS
                        Three Gateway Center, 11th Floor
                             Newark, NJ 07102-5096

                                     [LOGO]

             DISCOVERY SELECT-SM- is a service mark of Prudential.
                                                                          RS802B
                                                                   Cat 62M093P B
                                                                  DS.PR.001.0697

                      PART B
--------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


                                OCTOBER 19, 1998


                                DISCOVERY SELECT
                                ---------------
                            GROUP RETIREMENT ANNUITY

                                DISCOVERY SELECT
                        GROUP VARIABLE ANNUITY CONTRACTS
                                 ISSUED THROUGH

                     THE PRUDENTIAL DISCOVERY SELECT GROUP
                           VARIABLE CONTRACT ACCOUNT

The Prudential Insurance Company of America ("Prudential") offers the DISCOVERY SELECT-SM- Group Variable Annuity Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with non-qualified annuity arrangements on a continuous basis. Contributions to the Contract made on behalf of a Participant may be invested in one or more of the twenty-two Subaccounts of The Prudential Discovery Select Group Variable Contract Account as well as the Guaranteed Interest Account. Each Subaccount is invested in a corresponding Portfolio of The Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Warburg Pincus Trust.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated October 19, 1998. Certain portions of that October 19, 1998 prospectus are incorporated by reference into this Statement of Additional Information.

                               TABLE OF CONTENTS

                                                                                          PAGE
                                                                                          -----

DEFINITIONS..........................................................................           2

OTHER CONTRACT PROVISIONS............................................................           2
  ASSIGNMENT.........................................................................           2
  PARTICIPATION IN DIVISIBLE SURPLUS.................................................           2

ADMINISTRATION.......................................................................           2

PERFORMANCE INFORMATION..............................................................           3
  AVERAGE ANNUAL TOTAL RETURN........................................................           3
  NON-STANDARD TOTAL RETURN..........................................................           4
  PERFORMANCE INFORMATION............................................................           4
  TOTAL RETURN.......................................................................           4

DIRECTORS OF PRUDENTIAL..............................................................           9

OFFICERS OF PRUDENTIAL...............................................................          12

SALE OF CONTRACTS....................................................................          14

LEGAL MATTERS........................................................................          14

EXPERTS..............................................................................          14

FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS.......................................         A-1

CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND
  SUBSIDIARIES.......................................................................         B-1

                             The Prudential Insurance Company of America

                             3 Gateway Center, 12th Floor
                             Newark, NJ 07102-5096
                             Telephone 1-800-458-6333

                                  DEFINITIONS

CONTRACTS--The group variable annuity contracts described in the Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code and with non-qualified annuity arrangements. One of such contracts is the Small Plan Contract described in the Prospectus.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Warburg Pincus Trust.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust (the "Discovery Account"), invested through its Subaccounts in shares of the corresponding Funds.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Unless contrary to applicable law, the right to any payment under the Contract is neither assignable nor subject to the claim of any creditor.

PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Accordingly, a Contractholder of Prudential participates in the divisible surplus of Prudential, according to the annual determination of Prudential's Board of Directors as to the portion, if any, of the divisible surplus which has accrued on the Contracts. In the case of the Contracts described in the prospectus, any surplus determined to be payable as a dividend is credited to Participants. No assurance can be given as to the amount of divisible surplus, if any, that will be available for distribution under these Contracts in the future. As discussed in the Prospectus, Prudential is considering reorganizing itself into a stock company.

                                 ADMINISTRATION

The assets of each Subaccount of the Discovery Account are invested in a corresponding Fund. The prospectus and the statement of additional information of each Fund describe the investment management and administration of that Fund. Subject to Prudential's supervision, the investment advisory services provided to the Prudential Series Fund, Inc. by Prudential are furnished by its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), pursuant to the service agreement between Prudential and PIC (the "Service Agreement") which provides that Prudential will reimburse PIC for its costs and expenses and, pursuant to a Subadvisory Agreement, by another wholly-owned subsidiary, Jennison Associates Capital Corp. ("Jennison"), with respect to the management of the Prudential Jennison Portfolio. Both PIC and Jennison are registered as investment advisers under the Investment Advisers Act of 1940.

Prudential generally is responsible for the administrative and recordkeeping functions of the Discovery Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

A daily charge is made which is equal to an effective annual rate of 0.85% of the net assets in each Subaccount (this charge is equal to 1.05% for Small Plan Contracts). All of this charge is for administrative expenses not covered by the annual account charge. During 1997 Prudential received $316 for administrative expenses and for providing management services. There is also an annual account charge for administrative expenses of not greater than $32 assessed against a Participant Account. During 1997 Prudential collected $173 in annual account charges.

A withdrawal charge is also imposed on certain withdrawals from the Subaccounts and the Guaranteed Interest Account. There were no withdrawal charges imposed in 1997.

                            PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

The Discovery Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period, giving effect to any withdrawal charge and all other charges and fees applicable under the Contract. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                       P(1 + T) to the power of (n) = ERV

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.

NON-STANDARD TOTAL RETURN

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Discovery Account may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical contribution will not include any withdrawal charge. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation assumes investment in the Contract continues beyond the period when the withdrawal charge applies. The total return percentage under this non-standardized method will be higher than that resulting from the standardized method.

The Discovery Account may also present actual aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Discovery Account for the specified period.

PERFORMANCE INFORMATION


The tables below provide performance information for each Subaccount for specified periods ending December 31, 1997. This performance information is only for Contracts other than the Small Plan Contract. For the periods prior to the date the Subaccounts commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts (this is referred to as "hypothetical performance data"). This information does not indicate or represent future performance.


TOTAL RETURN

Total returns quoted in sales literature or advertisements reflect all aspects of a Subaccount's return. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline had been constant over the period. Contractholders and Participants should recognize that average annual returns represent averaged returns rather than actual year-to-year performance.

The respective Funds in which the Subaccounts invest had performance history prior to the Subaccounts' inception. Non-standard performance information covering those periods reflects a hypothetical performance as if the Funds were available under the Discovery Account at that time, using the charges applicable to the Contracts.

Table 1 below assumes a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund and withdrawal of the investment on 12/31/97. The rates of return thus reflect the mortality and expense risk fee, the administrative fee, the withdrawal charge and a pro rata portion of the annual account charge. The performance shown below is only for Contracts other than the Small Plan Contract.


                                    TABLE 1
                            SUBACCOUNT STANDARDIZED
                          AVERAGE ANNUAL TOTAL RETURN


                    FUND                           DATE        7/31/97-
                  PORTFOLIO                    ESTABLISHED     12/31/97
---------------------------------------------  ------------    ---------
The Prudential Series Fund, Inc.
  Money Market Subaccount....................      6/24/97       (3.76)%
  Diversified Bond Subaccount................      6/24/97       (1.49)
  Government Income Subaccount...............      6/24/97        0.18
  Conservative Balanced Subaccount...........      6/24/97       (0.36)
  Flexible Managed Subaccount................      6/24/97        0.83
  High Yield Bond Subaccount.................      6/24/97        1.66
  Stock Index Subaccount.....................      6/24/97        4.53
  Equity Income Subaccount...................      6/24/97        8.74
  Equity Subaccount..........................      6/24/97        1.93
  Prudential Jennison Subaccount.............      6/24/97        3.70
  Global Subaccount..........................      6/24/97      (12.36)
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income Subaccount......      6/24/97        0.74
  AIM V.I. Value Subaccount..................      6/24/97       (0.11)
Janus Aspen Series
  Growth Subaccount..........................      6/24/97        1.26
  International Growth Subaccount............      6/24/97       (5.83)
MFS Variable Insurance Trust
  Emerging Growth Subaccount.................      6/24/97        3.20
  Research Subaccount........................      6/24/97       (1.85)
OCC Accumulation Trust
  Managed Subaccount.........................      6/24/97        1.23
  Small Cap Subaccount.......................      6/24/97        2.20
T. Rowe Price
  T. Rowe Price Equity Series, Inc., Equity
    Income Subaccount........................      6/24/97        5.41
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount...........      6/24/97      (13.46)
Warburg Pincus Trust
  Post-Venture Capital Subaccount............      6/24/97        4.23


--------------

Note 1:  This table assumes deferred sales charges.

Tables 2 and 3 below show annual average total return and cumulative total return, respectively, on the same assumptions as Table 1 except that the value in the Subaccount is not withdrawn at the end of the period or is withdrawn to effect an annuity. The rates of return shown below reflect the mortality and expense risk fee and the administrative fee, but do not reflect any withdrawal charges or the impact of a pro rata portion of the annual account charge. The performance shown in Tables 2 and 3 below is only for Contracts other than the Small Plan Contract.

                                    TABLE 2
                           SUBACCOUNT "HYPOTHETICAL"
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                          ONE         THREE        FIVE          TEN        FROM DATE
                                                         YEAR         YEARS        YEARS        YEARS      ESTABLISHED
                 FUND                       DATE         ENDED        ENDED        ENDED        ENDED        THROUGH
               PORTFOLIO                 ESTABLISHED   12/31/97     12/31/97     12/31/97     12/31/97      12/31/97
---------------------------------------  -----------  -----------  -----------  -----------  -----------  -------------
The Prudential Series Fund, Inc.
  Money Market Subaccount..............     5/13/83         3.35%        4.09%        3.44%        4.64%         5.33%
  Diversified Bond Subaccount..........     5/13/83         7.72         9.99         6.81         8.18          8.31
  Government Income Subaccount.........      5/1/89         7.85         8.88         6.20          N/A          7.68
  Conservative Balanced Subaccount.....     5/13/83        12.83        13.45         9.73        10.09          9.76
  Flexible Managed Subaccount..........     5/13/83        16.31        17.15        12.02        12.23         11.03
  High Yield Bond Subaccount...........     2/23/87         7.58        12.23        10.28         9.57          8.19
  Stock Index Subaccount...............    10/19/87        32.88        29.80        18.89        16.41         16.85
  Equity Income Subaccount.............     2/19/88        32.49        24.36        18.52          N/A         15.41
  Equity Subaccount....................     5/13/83        22.46        23.13        18.05        16.27         14.33
  Prudential Jennison Subaccount.......      5/1/95        28.81          N/A          N/A          N/A         24.70
  Global Subaccount....................     9/19/88         4.20        12.30        13.58          N/A          8.81
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income
    Subaccount.........................      5/2/94        23.80        24.89          N/A          N/A         19.74
  AIM V.I. Value Subaccount............      5/5/93        22.44        23.42          N/A          N/A         18.55
Janus Aspen Series
  Growth Subaccount....................     9/13/93        20.41        22.07          N/A          N/A         16.25
  International Growth Subaccount......      5/2/94        15.73        23.43          N/A          N/A         17.68
MFS Variable Insurance Trust
  Emerging Growth Subaccount...........     7/24/95        19.87          N/A          N/A          N/A         22.00
  Research Subaccount..................     7/24/95        17.43          N/A          N/A          N/A         20.22
OCC Accumulation Trust
  Managed Subaccount...................      8/1/88        22.41        28.94        19.00          N/A         19.35
  Small Cap Subaccount.................      8/1/88        20.65        17.41        13.38          N/A         14.32
T. Rowe Price
  T. Rowe Price Equity Series, Inc.,
    Equity Income Subaccount...........     3/31/94        27.07        26.10          N/A          N/A         22.36
  T. Rowe Price International Series,
    Inc., International Stock
    Subaccount.........................     3/31/94         1.56         8.27          N/A          N/A          6.85
Warburg Pincus Trust
  Post-Venture Capital Subaccount......     9/30/96        12.45          N/A          N/A          N/A          8.51


--------------


Note 1:  This table assumes no deferred sales charges.

                                    TABLE 3
               SUBACCOUNT "HYPOTHETICAL" CUMULATIVE TOTAL RETURN
                             ASSUMING NO WITHDRAWAL



                                                                                                              FROM DATE
                                                            ONE         THREE        FIVE          TEN        PORTFOLIO
                                                           YEAR         YEARS        YEARS        YEARS      ESTABLISHED
                  FUND                        DATE         ENDED        ENDED        ENDED        ENDED        THROUGH
                PORTFOLIO                  ESTABLISHED   12/31/97     12/31/97     12/31/97     12/31/97      12/31/97
-----------------------------------------  -----------  -----------  -----------  -----------  -----------  -------------
The Prudential Series Fund, Inc.
  Money Market Subaccount................     5/13/83         3.35%       12.80%       18.44%       57.52%       113.96%
  Diversified Bond Subaccount............     5/13/83         7.72        33.10        39.04       119.60        221.99
  Government Income Subaccount...........      5/1/89         7.85        29.12        35.12          N/A         89.98
  Conservative Balanced Subaccount.......     5/13/83        12.83        46.09        59.13       161.63        291.07
  Flexible Managed Subaccount............     5/13/83        16.31        60.83        76.47       217.30        363.22
  High Yield Bond Subaccount.............     2/23/87        12.64        44.59        64.46       150.12        135.80
  Stock Index Subaccount.................    10/19/87        32.88       118.83       137.63       357.65        390.29
  Equity Income Subaccount...............     2/19/88        32.49        92.43       133.99          N/A        311.43
  Equity Subaccount......................     5/13/83        22.46        86.80       129.37       351.91        611.41
  Prudential Jennison Subaccount.........      5/1/95        28.81          N/A          N/A          N/A         80.32
  Global Subaccount......................     9/19/88         4.20        41.67        89.09          N/A        118.98
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income
    Subaccount...........................      5/2/94        23.80        94.90          N/A          N/A         93.68
  AIM V.I. Value Subaccount..............      5/5/93        22.44        88.11          N/A          N/A        121.01
Janus Aspen Series
  Growth Subaccount......................     9/13/93        20.41        82.01          N/A          N/A         91.09
  International Growth Subaccount........      5/2/94        15.73        88.17          N/A          N/A         81.69
MFS Variable Insurance Trust
  Emerging Growth Subaccount.............     7/24/95        19.87          N/A          N/A          N/A         62.48
  Research Subaccount....................     7/24/95        17.43          N/A          N/A          N/A         56.77
OCC Accumulation Trust
  Managed Subaccount.....................      8/1/88        22.41       114.53       138.71          N/A        429.32
  Small Cap Subaccount...................      8/1/88        20.65        61.91        87.39          N/A        252.93
T. Rowe Price
  T. Rowe Price Equity Series, Inc.,
    Equity Income Subaccount.............     3/31/94        27.07       100.66          N/A          N/A        113.40
  T. Rowe Price International Series,
    Inc.,
    International Stock Subaccount.......     3/31/94         1.56        26.95          N/A          N/A         28.27
Warburg Pincus Trust
  Post-Venture Capital Subaccount........     9/30/96        12.45          N/A          N/A          N/A         10.77


--------------


Note 1:  This table assumes no deferred sales charges.

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series fund. All fees, expenses and charges associated with the DISCOVERY SELECT Group Annuity and the Series Fund have been reflected.


The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1997 were 4.56% and 4.67%, respectively, with respect to Contracts other than the Small Plan Contract.


The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 0.15% charge for mortality and expense risks and the 0.85% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield -- ((base period return +1) 365 DIVIDED BY 7)-1.

The yield on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                   DIRECTORS

FRANKLIN E. AGNEW -- Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee; Member Corporate Governance Committee. Business consultant since 1987. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. John Wiley & Sons, Inc. and Erie Plastics Corporation. Age 63. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

FREDERICK K. BECKER -- Director since 1994 (current term expires April, 1999). Member, Auditing Committee, Member, Committee on Business Ethics; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 62. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

GILBERT F. CASELLAS -- Director since 1998 (current term expires April 2002). Partner, McConnell Valdes, LLP since 1998. Chairman, U.S. Equal Employment Opportunity Commission from 1994 to 1998. General Counsel, Department of Air Force from 1993 to 1994. Mr. Casellas is also a director of the American Arbitration Association and the Puerto Rican Legal Defense & Education Fund. Age
46. Address: 1717 Pennsylvania Avenue, NW, Suite 625, Washington, DC 20006.

JAMES G. CULLEN -- Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, since 1997. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 55. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS -- Director since 1989 (current term expires April, 2001). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Instruments, Inc., Merck & Co., Inc., Science Applications International Corporation, Minimed Incorporated, and Beverley Enterprises. Age 65. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

ROGER A. ENRICO -- Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Originally with PepsiCo, Inc. since 1971. Mr. Enrico is also a director of A.M. Belo Corporation and Dayton Hudson Corporation. Age 53. Address: 700 Anderson Hill Road, Purchase, NY 10577.

ALLAN D. GILMOUR -- Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, USWest, Inc., The Dow Chemical Company and DTE Energy Company. Age 63. Address:
751 Broad Street, 23rd Floor, Newark, NJ 07102.

WILLIAM H. GRAY, III -- Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Finance Committee; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, The Chase Manhattan Bank, Lotus Development Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, Westinghouse Electric Corporation, and Electronic Data Systems. Age 56. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

JON F. HANSON -- Director since 1991 (current term expires April, 2003). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 61. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER, JR. -- Director since 1997. (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr Hiner is also a director of Dana Corporation. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER -- Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Corporation, and Pfizer, Inc. Age 55. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

GAYNOR N. KELLEY -- Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, Arrow Electronics, Inc., and Alliant Techsystems. Age 66. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.

BURTON G. MALKIEL -- Director since 1978 (current term expires April, 2002). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company. The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 65. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

ARTHUR F. RYAN -- Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 55. Address: 751 Broad Street, Newark, NJ 07102.

IDA F.S. SCHMERTZ -- Director since 1997 (current term expires April, 2004). Member, Finance Committee. Principal, Investment Strategies International since 1994. Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

CHARLES R. SITTER -- Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 67. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI -- Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company and Bankers Trust New York Corporation. Age 66. Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.

RICHARD M. THOMSON -- Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee; Member, Committee on Nominations & Corporate Governance. Chairman of the Board, The Toronto-Dominion Bank since 1997. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of

CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, and Canadian Occidental Petroleum, Ltd. Age 64. Address: P.O. Box 1,
Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH -- Director since 1996 (current term expires April, 2000). Member, Compensation Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation. Age 55. Address: Two Bala Plaza, Suite 300, Bala Cynwyd, PA 19004.

P. ROY VAGELOS, M.D. -- Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck & Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 68. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

STANLEY C. VAN NESS -- Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 63. Address: 22 Chambers Street, Princeton, NJ 08542.

PAUL A. VOLCKER -- Director since 1988 (current term expires April, 2000). Chairman, Committee on Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1996. Chairman, James D. Wolfensohn, Inc. from 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a public member of the Board of Governors of the American Stock Exchange, a member of the Board of Overseers of TIAA-CREF, and a director of Nestle, S.A., UAL Corporation, and Bankers Trust New York Corporation. Age 70, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

JOSEPH H. WILLIAMS -- Director since 1994 (current term expires April, 2002). Member, Committee on Dividends; Member, Auditing Committee. Director, The Williams Companies since 1971. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of Flint Industries, The Orvis Company, and MTC Investors, LLC. Age 64. Address: One Williams Center, Tulsa, OK 74102.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               PRINCIPAL OFFICERS

ARTHUR F. RYAN -- Chairman, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 55.

E. MICHAEL CAULFIELD -- Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group from 1995 to 1996; prior to 1995, President, Prudential Preferred Financial Services. Age 51.

MICHELE S. DARLING -- Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 44.

ROBERT C. GOLDEN -- Executive Vice President Corporate Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 51.

MARK B. GRIER -- Executive Vice President, Financial Management since 1997; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 44.

RODGER A. LAWSON -- Executive Vice President, Marketing and Planning since 1996; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 50.

KIYOFUMI SAKAGUCHI -- President, International Insurance Group since 1995; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 55.

JOHN V. SCICUTELLA -- Chief Executive Officer, Individual Insurance Group since 1997; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.

JOHN R. STRANGFELD -- Chief Executive Officer, Private Asset Management Group
(PAMG) since 1998; President, PAMG, from 1996 to 1998; prior to 1996, Senior Managing Director. Age 44.


JAMES J. AVERY, JR. -- Senior Vice President & Chief Actuary since 1997; President Prudential Select from 1995 to 1997; prior to 1995, Chief Financial Officer, Prudential Select. Age 46.


MARTIN A. BERKOWITZ -- Senior Vice President and Comptroller since 1995; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 48.

WILLIAM M. BETHKE -- Chief Investment Officer since 1997; prior to 1997, Senior Vice President. Age 50.

RICHARD J. CARBONE -- Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 50.

LEO J. CORBETT -- Senior Vice President, Individual Insurance Marketing since 1997; prior to 1997, Managing Director, Lehman Brothers, New York, NY. Age 49.


THOMAS W. CRAWFORD -- President and Chief Executive Officer, Prudential Property & Casualty Company since 1995; prior to 1995, President & CEO, Southern Heritage Insurance Company. Age 55.


MARK R. FETTING -- President, Prudential Retirement Services since 1996; prior to 1996, President, Prudential Defined Contribution Services. Age 43.

WILLIAM D. FRIEL -- Senior Vice President and Chief Information Officer since 1993. Age 59.

JONATHAN M. GREENE -- President, Investment Management since 1996; prior to 1996, Vice President, T. Rowe Price, Baltimore, MD. Age 54.

JEAN D. HAMILTON -- President, Diversified Group since 1995; prior to 1995, President, Prudential Capital Group. Age 51.

RONALD P. JOELSON -- Senior Vice President, Guaranteed Products since 1997; President, Prudential Investments Guaranteed Products from 1996 to 1998; prior to 1996, Managing Director, Enterprise Planning Unit. Age 40.

IRA J. KLEINMAN -- Executive Vice President, International Insurance Group, since 1997; prior to 1997, Senior Vice President. Age 51.

NEIL A. MCGUINNESS -- Senior Vice President, Marketing, Prudential Investments, since 1996; prior to 1996, Managing Director, Putnam Investments, Boston, MA. Age 51.

PRISCILLA A. MYERS -- Senior Vice President, Audit, Compliance and Investigation since 1995. Vice President and Auditor from 1989 to 1995. Age 48.

RICHARD O. PAINTER -- President, Prudential Insurance & Financial Services since 1995; prior to 1995, Senior Vice President, New York Life, New York, NY. Age 50.

I. EDWARD PRICE -- Senior Vice President and Actuary since 1995; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 55.

BRIAN M. STORMS -- President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 43.

ROBERT J. SULLIVAN -- Senior Vice President, Sales, Prudential Investments since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 59.

SUSAN J. BLOUNT -- Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 40.

C. EDWARD CHAPLIN -- Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.

                             SALE OF THE CONTRACTS


Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 1997, 1996 and 1995, the aggregate dollar amount of underwriting commissions paid to and the amounts retained by PIMS were $0, $0, and $0 respectively. During 1997, 1996 and 1995 PIMS paid $4,710, $0, and $0 respectively to cover individual representatives' commissions and other distribution expenses.


                                 LEGAL MATTERS


All matters relating to New Jersey law pertaining to the Contracts, including the validity of the Contracts and Prudential's authority to issue the Contracts, have been passed upon by C. Christopher Sprague, Assistant General Counsel of Prudential. Shea and Gardner of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                                    EXPERTS


The consolidated financial statements in this registration statement for The Prudential Insurance Company of America for the years ended December 31, 1997 and December 31, 1996 and the financial statements for The Prudential Discovery Select Group Variable Contract Account for the period July 31, 1997 through December 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.



The consolidated financial statements in this report for The Prudential Insurance Company of America for the year ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.


On March 12, 1996, Deloitte & Touche LLP was replaced as the independent accountants of Prudential. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make reference to the matter in their reports.


Also included in this registration statement are certain unaudited financial statements, which have not been audited by either PricewaterhouseCoopers LLP or Deloitte & Touche LLP.


                              FINANCIAL STATEMENTS


The consolidated financial statements for Prudential and subsidiaries included herein should be distinguished from the financial statements of the Discovery Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts. Also included herein are certain financial statements of the Discovery Account.

                   FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF NET ASSETS (UNAUDITED)

JUNE 30, 1998

                                                                           SUBACCOUNTS
                                  ------------------------------------------------------------------------------------------------
                                    PRUDENTIAL SERIES        PRUDENTIAL SERIES         PRUDENTIAL SERIES       PRUDENTIAL SERIES
                                           FUND                     FUND                     FUND                     FUND
                                      MONEY MARKET            DIVERSIFIED BOND         GOVERNMENT INCOME     CONSERVATIVE BALANCED
                                  ---------------------    ---------------------    ---------------------    ---------------------
Investment in Shares at Net
   Asset Value [Note 2]. . .      $             105,955    $             119,757    $             126,333    $             318,439
Receivable from the Prudential
   Insurance Corp of America                         --                       --                       10                       23
Net Receivable (Payable)
   for Pending Capital
Transactions . . . . . . . .                        234                   35,251                       71                   27,048
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS . . . . . . . . .      $             106,189    $             155,008    $             126,414    $             345,510
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS REPRESENTING:
   Equity of Participant . .      $             106,189    $             155,008    $             126,414    $             345,510
                                  ---------------------    ---------------------    ---------------------    ---------------------
                                  ---------------------    ---------------------    ---------------------    ---------------------
                                  -----------------------------------------------------------------------
                                    PRUDENTIAL SERIES         PRUDENTIAL SERIES       PRUDENTIAL SERIES
                                           FUND                      FUND                    FUND
                                    FLEXIBLE MANAGED           HIGH YIELD BOND           STOCK INDEX
                                  ---------------------    ---------------------    ---------------------
Investment in Shares at Net
   Asset Value [Note 2]. . .      $             424,017    $             102,693    $             792,390
Receivable from the Prudential
   Insurance Corp of America                        255                       --                       --
Net Receivable (Payable)
   for Pending Capital
Transactions . . . . . . . .                     90,836                      329                  204,881
                                  ---------------------    ---------------------    ---------------------
NET ASSETS . . . . . . . . .      $             515,108    $             103,022    $             997,271
                                  ---------------------    ---------------------    ---------------------
NET ASSETS REPRESENTING:
   Equity of Participant . .      $             515,108    $             103,022    $             997,271
                                  ---------------------    ---------------------    ---------------------
                                  ---------------------    ---------------------    ---------------------

                                                                             SUBACCOUNTS
                                  ------------------------------------------------------------------------------------------------
                                    PRUDENTIAL SERIES        PRUDENTIAL SERIES        PRUDENTIAL SERIES        PRUDENTIAL SERIES
                                           FUND                    FUND                     FUND                     FUND
                                      EQUITY INCOME               EQUITY                  JENNISON                  GLOBAL
                                  ---------------------    ---------------------    ---------------------    ---------------------
Investment in Shares at Net
   Asset Value [Note 2]. . .      $             210,033    $           1,690,165    $             266,178    $             271,956
Receivable from The Prudential
   Insurance Company of America                      --                    1,935                      915                      112
Net Receivable (Payable)
   for Pending Capital
Transactions . . . . . . . .                        264                  255,902                      460                   43,721
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS . . . . . . . . .      $             210,297    $           1,948,002    $             267,553    $             315,789
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS REPRESENTING:
   Equity of Participant . .      $             210,297    $           1,948,002    $             267,553    $             315,789
                                  ---------------------    ---------------------    ---------------------    ---------------------
                                  ---------------------    ---------------------    ---------------------    ---------------------
                                  -----------------------------------------------------------------------
                                          AIM V.I.
                                         GROWTH AND               AIM V.I.               JANUS ASPEN
                                          INCOME                   VALUE                    GROWTH
                                  ---------------------    ---------------------    ---------------------
Investment in Shares at Net
   Asset Value [Note 2]. . .      $              45,127    $              97,846    $              67,423
Receivable from The Prudential
   Insurance Company of America                      --                       39                      128
Net Receivable (Payable)
   for Pending Capital
Transactions . . . . . . . .                       (487)                     482                      242
                                  ---------------------    ---------------------    ---------------------
NET ASSETS . . . . . . . . .      $              44,640    $              98,367    $              67,793
                                  ---------------------    ---------------------    ---------------------
NET ASSETS REPRESENTING:
   Equity of Participant . .      $              44,640    $              98,367    $              67,793
                                  ---------------------    ---------------------    ---------------------
                                  ---------------------    ---------------------    ---------------------

                          SEE NOTES TO FINANCIAL STATEMENTS

                    FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF NET ASSETS  (UNAUDITED)

JUNE 30, 1998

                                                                            SUBACCOUNTS
                                  ------------------------------------------------------------------------------------------------
                                       JANUS ASPEN                   MFS              OCC ACCUMULATION         OCC ACCUMULATION
                                      INTERNATIONAL               EMERGING                   MFS                     TRUST
                                          GROWTH                   GROWTH                 RESEARCH                  MANAGED
                                  ---------------------    ---------------------    ---------------------    ---------------------
Investment in Shares at Net
   Asset Value [Note 2]. . .      $              73,243    $             155,837    $              47,516    $              75,418
Receivable from The Prudential
Insurance Company of America                         62                      956                       91                       --
Net Receivable (Payable)
for Pending Capital
Transactions . . . . . . . .                        374                      857                      137                     (728)
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS . . . . . . . . .      $              73,679    $             157,650    $              47,744    $              75,690
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS REPRESENTING:
   Equity of Participants. .      $              73,679    $             157,650    $              47,744    $              75,690
                                  ---------------------    ---------------------    ---------------------    ---------------------
                                  ---------------------    ---------------------    ---------------------    ---------------------
                                  ------------------------------------------------------------------------------------------------
                                    OCC ACCUMULATION             T. ROWE                  T. ROWE               WARBURG PINCUS
                                         TRUST                    PRICE                    PRICE                 POST-VENTURE
                                       SMALL CAP               EQUITY INCOME         INTERNATIONAL STOCK            CAPITAL
                                  ---------------------    ---------------------    ---------------------    ---------------------
Investment in Shares at Net
   Asset Value [Note 2]. . .      $              58,085    $              45,195    $              26,031    $               1,409
Receivable from The Prudential
Insurance Company of America                         82                        6                       --                      --
Net Receivable (Payable)
for Pending Capital
Transactions . . . . . . . .                        139                      939                     (716)                      72
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS . . . . . . . . .      $              58,306    $              46,140    $              26,315    $               1,481
                                  ---------------------    ---------------------    ---------------------    ---------------------
NET ASSETS REPRESENTING:
   Equity of Participants. .      $              58,306    $              46,140    $              26,315    $               1,481
                                  ---------------------    ---------------------    ---------------------    ---------------------
                                  ---------------------    ---------------------    ---------------------    ---------------------

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED

JUNE 30, 1998 (UNAUDITED)

                                                                               SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                         PRUDENTIAL SERIES     PRUDENTIAL SERIES      PRUDENTIAL SERIES      PRUDENTIAL SERIES
                                               FUND                    FUND                  FUND                   FUND
                                           MONEY MARKET         DIVERSIFIED BOND       GOVERNMENT INCOME    CONSERVATIVE BALANCED
                                       ---------------------  ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
   Ordinary Dividend Distributions . . $               1,259  $                 598  $                  16  $                 148
                                       ---------------------  ---------------------  ---------------------  ---------------------
   Expense [Note 3]
     Fees Charged to Participants
       for Administrative Purposes and
       Mortality and Expense Risk. . .                   230                    167                     12                    127
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INVESTMENT INCOME (LOSS) . . . . .                 1,029                    431                      4                     21
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS
Capital Gains Distributions Received .                    --                    121                     --                    113
Net Realized Gain/(Loss)
   on Investments. . . . . . . . . . .                    --                     (1)                    --                   (530)
Net Increase/(Decrease) in Unrealized
   Appreciation on Investments . . . .                    --                  1,272                    178                  3,276
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET GAIN/(LOSS) ON INVESTMENTS . . . .                    --                  1,392                    178                  2,859
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . $               1,029  $               1,823  $                 182  $               2,880
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       -------------------------------------------------------------------
                                        PRUDENTIAL SERIES      PRUDENTIAL SERIES     PRUDENTIAL SERIES
                                               FUND                  FUND                   FUND
                                         FLEXIBLE MANAGED        HIGH YIELD BOND          STOCK INDEX
                                       ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
   Ordinary Dividend Distributions . . $                 558  $               1,575  $                 348
                                       ---------------------  ---------------------  ---------------------
   Expense [Note 3]
     Fees Charged to Participants
       for Administrative  Purposes and
       Mortality and Expense Risk. . .                   387                    257                    550
                                       ---------------------  ---------------------  ---------------------
NET INVESTMENT INCOME (LOSS) . . . . .                   171                  1,318                   (202)
                                       ---------------------  ---------------------  ---------------------
NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS
Capital Gains Distributions Received .                 1,148                     --                    280
Net Realized Gain/(Loss)
   on Investments. . . . . . . . . . .                  (877)                    (5)                   (19)
Net Increase/(Decrease) in Unrealized
   Appreciation on Investments . . . .                 7,063                     57                 25,315
                                       ---------------------  ---------------------  ---------------------
NET GAIN/(LOSS) ON INVESTMENTS . . . .                 7,334                     52                 25,576
                                       ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . $               7,505  $               1,370  $              25,374
                                       ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------

*Commencement of Operations

                          SEE NOTES TO FINANCIAL STATEMENTS

                    FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED

JUNE 30, 1998 (UNAUDITED)

                                                                               SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                         PRUDENTIAL SERIES      PRUDENTIAL SERIES      PRUDENTIAL SERIES      PRUDENTIAL SERIES
                                                FUND                   FUND                   FUND                  FUND
                                           EQUITY INCOME              EQUITY                JENNISON               GLOBAL
                                       ---------------------  ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
   Ordinary Dividend Distributions . . $                 869  $                 326  $                 114  $                 100
   Expense [Note 3]
     Fees Charged to Participants
     for Administrative Purposes and
     Mortality and Expense Risk. . . .                   446                    863                    555                    168
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INVESTMENT INCOME  . . . . . . . .                   423                   (537)                  (441)                   (68)
                                       ---------------------  ---------------------  ---------------------  ---------------------


NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS
Capital Gains Distributions Received .                 1,880                    381                    576                     29
 Net Realized Gain/(Loss)
   on Investments. . . . . . . . . . .                  (576)                (1,526)                    (1)                    (1)
Net Increase/(Decrease) in Unrealized
   Appreciation on Investments . . . .                 7,050                 14,102                 18,822                  5,985
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET GAIN/(LOSS) ON INVESTMENTS . . . .                 8,354                 12,957                 19,397                  6,013
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS. . . . . . . $               8,777  $              12,420  $              18,956  $               5,945
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       -------------------------------------------------------------------

                                              AIM V.I.                AIM V.I.            JANUS ASPEN
                                         GROWTH AND INCOME             VALUE                GROWTH
                                       ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
   Ordinary Dividend Distributions . .                    --                     --  $               4,066
   Expense [Note 3]
     Fees Charged to Participants
     for Administrative Purposes and
     Mortality and Expense Risk. . . .                   121                    182                    138
                                       ---------------------  ---------------------  ---------------------
NET INVESTMENT INCOME  . . . . . . . .                  (121)                  (182)                 3,928
                                       ---------------------  ---------------------  ---------------------


NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS
Capital Gains Distributions Received .                    --                     --                     --
 Net Realized Gain/(Loss)
   on Investments. . . . . . . . . . .                    65                     (5)                   (14)
Net Increase/(Decrease) in Unrealized
   Appreciation on Investments . . . .                 4,867                  8,047                  1,321
                                       ---------------------  ---------------------  ---------------------
NET GAIN/(LOSS) ON INVESTMENTS . . . .                 4,932                  8,042                  1,307
                                       ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS. . . . . . . $               4,811  $               7,860  $               5,235
                                       ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------


                                                                               SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                            JANUS ASPEN               MFS                                     OCC ACCUMULATION
                                           INTERNATIONAL            EMERGING                 MFS                    TRUST
                                              GROWTH                 GROWTH                RESEARCH                MANAGED
                                       ---------------------  ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
   Ordinary Dividend Distributions . . $               1,276                     --  $                  39  $                 362
   Expense [Note 3]
     Fees Charged to Participants
     for Administrative Purposes and
     Mortality Expense Risk. . . . . .                   170                    308                     84                    193
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INVESTMENT INCOME (LOSS) . . . . .                 1,106                   (308)                   (45)                   169
                                       ---------------------  ---------------------  ---------------------  ---------------------

NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS
Capital Gains Distributions Received .                    --                    789                    515                  1,419
 Net Realized Gain/(Loss)
   on Investments. . . . . . . . . . .                    --                    (47)                     2                   (104)
Net Increase/(Decrease) in Unrealized
   Appreciation on Investments . . . .                 6,622                 10,751                  2,017                  3,817
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET GAIN/(LOSS) ON INVESTMENTS . . . .                 6,622                 11,493                  2,534                  5,132
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/(DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . $               7,728  $              11,185  $               2,489  $               5,301
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ------------------------------------------------------------------------------------------
                                         OCC ACCUMULATION             T. ROWE              T. ROWE              WARBURG PINCUS
                                               TRUST                   PRICE                PRICE                POST-VENTURE
                                            SMALL CAP             EQUITY INCOME       INTERNATIONAL STOCK          CAPITAL
                                       ---------------------  ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
   Ordinary Dividend Distributions . . $                 197  $                 365                     --                     --
   Expense [Note 3]
     Fees Charged to Participants
     for Administrative Purposes and
     Mortality Expense Risk. . . . . .                   213                    133                     66                      2
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INVESTMENT INCOME (LOSS) . . . . .                   (16)                   232                    (66)                    (2)
                                       ---------------------  ---------------------  ---------------------  ---------------------

NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS
Capital Gains Distributions Received .                 2,151                     76                     --                     --
 Net Realized Gain/(Loss)
   on Investments. . . . . . . . . . .                (1,095)                   (29)                   (55)                    --
Net Increase/(Decrease) in Unrealized
   Appreciation on Investments . . . .                (1,905)                   850                  3,251                     29
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET GAIN/(LOSS) ON INVESTMENTS . . . .                  (849)                   897                  3,196                     29
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/(DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . $                (865) $               1,129  $               3,130  $                  27
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------

                         See Notes to Financial Statements

                    FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                             SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                   PRUDENTIAL SERIES FUND                       PRUDENTIAL SERIES FUND
                                                        MONEY MARKET                               DIVERSIFIED BOND
                                       ------------------------------------------------------------------------------------------
                                             SIX MONTHS           JULY 31, 1997*           SIX MONTHS          JULY 31, 1997*
                                                ENDED                  TO                    ENDED                    TO
                                           JUNE 30, 1998        DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $               1,029  $                  51  $               1,823  $                  11
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
 Purchase Payments and
   Transfers In [Note 7&8] . . . .                   215,719                  8,212                148,341                  5,474
 Withdrawals and
   Transfers Out [Notes 7&8] . . .                  (118,799)                    --                   (610)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] . . . . . .                        --                    (38)                   (18)                   (13)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM ACCUMULATION
 UNIT TRANSACTIONS . . . . . . . .                    96,935                  8,174                147,713                  5,461
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
 NET ASSETS. . . . . . . . . . . .                    97,964                  8,225                149,536                  5,472
NET ASSETS
 Beginning of Period . . . . . . .                     8,225                     --                  5,472                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
 End of Period . . . . . . . . . .     $             106,189  $               8,225  $             155,008  $               5,472
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ------------------------------------------------------------------------------------------
                                                  PRUDENTIAL SERIES FUND                        PRUDENTIAL SERIES FUND
                                                    GOVERNMENT INCOME                            CONSERVATIVE BALANCE
                                       ------------------------------------------------------------------------------------------
                                             SIX MONTHS           JULY 31, 1997*           SIX MONTHS           JULY 31, 1997*
                                               ENDED                    TO                   ENDED                   TO
                                           JUNE 30, 1998        DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $                 182  $                   7  $               2,880                   ($70)
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
 Purchase Payments and
   Transfers In [Note 7&8] . . . .                   125,632                    613                338,595                  5,755
 Withdrawals and
   Transfers Out [Notes 7&8] . . .                        (5)                    --                 (1,616)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] . . . . . .                       (15)                    --                    (11)                   (23)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM ACCUMULATION
 UNIT TRANSACTIONS . . . . . . . .                   125,612                    613                336,968                  5,732
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
 NET ASSETS. . . . . . . . . . . .                   125,794                    620                339,848                  5,662
NET ASSETS
 Beginning of Period . . . . . . .                       620                     --                  5,662                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
 End of Period . . . . . . . . . .     $             126,414  $                 620  $             345,510  $               5,662
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------

                                                                             SUBACCOUNTS
                                       -------------------------------------------------------------------------------------------
                                                     PRUDENTIAL SERIES FUND                    PRUDENTIAL SERIES FUND
                                                      FLEXIBLE MANAGED                             HIGH YIELD BOND
                                       -------------------------------------------------------------------------------------------
                                             SIX MONTHS           JULY 31, 1997*           SIX MONTHS          JULY 31, 1997*
                                                ENDED                   TO                   ENDED                   TO
                                           JUNE 30, 1998        DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS. . . .     $               7,505                  ($412) $               1,370  $                  40
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]. . . .                   464,670                 43,587                 81,417                 20,242
  Withdrawals and
   Transfers Out [Notes 7&8] . . .                       (16)                    --                    (16)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4]. . . . . . .                      (108)                  (118)                   (13)                   (18)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
   UNIT TRANSACTIONS . . . . . . .                   464,546                 43,469                 81,388                 20,224
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
 NET ASSETS. . . . . . . . . . . .                   472,051                 43,057                 82,758                 20,264
NET ASSETS
  Beginning of Period. . . . . . .                    43,057                     --                 20,264                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
  End of Period. . . . . . . . . .     $             515,108                $43,057               $103,022                $20,264
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ------------------------------------------------------------------------------------------
                                                     PRUDENTIAL SERIES FUND                       PRUDENTIAL SERIES FUND
                                                            STOCK INDEX                                 EQUITY INCOME
                                       ------------------------------------------------------------------------------------------
                                            SIX MONTHS           JULY 31, 1997*            SIX MONTHS           JULY 31, 1997*
                                               ENDED                    TO                    ENDED                   TO
                                          JUNE 30, 1998         DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS. . . .     $              25,374  $                 160  $               8,777  $                 107
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]. . . .                   960,388                 19,364                191,755                 12,239
  Withdrawals and
   Transfers Out [Notes 7&8] . . .                    (7,990)                    --                 (2,486)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4]. . . . . . .                       (15)                   (10)                   (49)                   (46)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
   UNIT TRANSACTIONS . . . . . . .                   952,383                 19,354                189,220                 12,193
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
 NET ASSETS. . . . . . . . . . . .                   977,757                 19,514                197,997                 12,300
NET ASSETS
  Beginning of Period. . . . . . .                    19,514                     --                 12,300                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
  End of Period. . . . . . . . . .     $             997,271  $              19,514  $             210,297  $              12,300
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------

*Commencement of Operations

                         SEE NOTES TO FINANCIAL STATEMENTS

                    FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                             SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                     PRUDENTIAL SERIES FUND                    PRUDENTIAL SERIES FUND
                                                            EQUITY                                     JENNISON
                                       ------------------------------------------------------------------------------------------
                                             SIX MONTHS           JULY 31, 1997*           SIX MONTHS          JULY 31, 1997*
                                                ENDED                   TO                   ENDED                   TO
                                           JUNE 30, 1998        DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $              12,420                   ($29) $              18,956                  ($435)
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]  . . .                 1,971,089                 33,778                217,895                 35,484
  Withdrawals and
   Transfers Out [Notes 7&8] . . .                   (64,927)                (4,287)                   (99)                (4,225)
 Annual Account Charges Deducted
   From Participants' Accumulation
   Accounts [Note 4] . . . . . . .                        (7)                   (35)                    (4)                   (19)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM ACCUMULATION
   UNIT TRANSACTIONS . . . . . . .                 1,906,155                 29,456                217,792                 31,240
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
   NET ASSETS  . . . . . . . . . .                 1,918,575                 29,427                236,748                 30,805
NET ASSETS
   Beginning of Period . . . . . .                    29,427                     --                 30,805                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
   End of Period   . . . . . . . .     $           1,948,002  $              29,427  $             267,553  $              30,805
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ------------------------------------------------------------------------------------------
                                                   PRUDENTIAL SERIES FUND                             AIM V.I.
                                                         GLOBAL                                   GROWTH AND INCOME
                                       ------------------------------------------------------------------------------------------
                                            SIX MONTHS           JULY 31, 1997*            SIX MONTHS           JULY 31, 1997*
                                               ENDED                    TO                    ENDED                   TO
                                          JUNE 30, 1998         DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $               5,945                  ($141) $               4,811                   ($57)
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]  . . .                   295,733                 17,037                 29,414                 11,089
  Withdrawals and
   Transfers Out [Notes 7&8] . . .                        --                 (2,785)                  (607)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
   Accounts [Note 4] . . . . . . .                        --                     --                     (5)                    (5)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
   UNIT TRANSACTIONS . . . . . . .                   295,733                 14,252                 28,802                 11,084
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
   NET ASSETS  . . . . . . . . . .                   301,678                 14,111                 33,613                 11,027
NET ASSETS
   Beginning of Period . . . . . .                    14,111                     --                 11,027                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
   End of Period   . . . . . . . .     $             315,789  $              14,111  $              44,640  $              11,027
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------

                                                                             SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                         AIM V.I.                                    JANUS ASPEN
                                                          VALUE                                        GROWTH
                                       ------------------------------------------------------------------------------------------
                                             SIX MONTHS           JULY 31, 1997*           SIX MONTHS          JULY 31, 1997*
                                                ENDED                   TO                   ENDED                   TO
                                           JUNE 30, 1998        DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $               7,860                  ($424) $               5,235                   ($26)
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]. . . .                    73,872                 17,701                 58,014                  4,652
  Withdrawals and
   Transfers Out [Notes 7&8] . . .                      (642)                    --                    (74)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4]. . . . . . .                        --                     --                     --                     (8)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS. . . . . . . .                    73,230                 17,701                 57,940                  4,644
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS . . . . . . . . . . .                    81,090                 17,277                 63,175                  4,618
NET ASSETS
   Beginning of Period . . . . . .                    17,277                     --                  4,618                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
   End of Period . . . . . . . . .      $             98,367  $              17,277  $              67,793  $               4,618
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ------------------------------------------------------------------------------------------
                                                        JANUS ASPEN                                      MFS
                                                     INTERNATIONAL GROWTH                           EMERGING GROWTH
                                       ------------------------------------------------------------------------------------------
                                            SIX MONTHS           JULY 31, 1997*            SIX MONTHS           JULY 31, 1997*
                                               ENDED                    TO                    ENDED                   TO
                                          JUNE 30, 1998         DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $               7,728  $                  99  $              11,185                   ($21)
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]. . . .                    57,064                  8,806                142,471                  4,719
  Withdrawals and
   Transfers Out [Notes 7&8] . . .                       (18)                    --                   (704)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4]. . . . . . .                        --                     --                     --                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS. . . . . . . .                    57,046                  8,806                141,767                  4,719
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS . . . . . . . . . . .                    64,774                  8,905                152,952                  4,698
NET ASSETS
   Beginning of Period . . . . . .                     8,905                     --                  4,698                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
   End of Period . . . . . . . . .     $              73,679  $               8,905  $             157,650  $               4,698
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------

*Commencement of Operations

                          SEE NOTES TO FINANCIAL STATEMENTS

                    FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                             SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                           MFS                                      OCC ACCUMULATION
                                                         RESEARCH                                    TRUST MANAGED
                                       ------------------------------------------------------------------------------------------
                                             SIX MONTHS           JULY 31, 1997*           SIX MONTHS          JULY 31, 1997*
                                                ENDED                   TO                   ENDED                   TO
                                           JUNE 30, 1998        DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $               2,489                  ($142) $               5,301                   ($57)
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]. . . .                    37,822                  7,711                 47,917                 21,752
  Withdrawals and
   Transfers Out [Note 7&8]  . . .                      (125)                    --                   (177)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4]. . . . . . .                        --                    (11)                   (23)                   (23)
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS. . . . . . . .                    37,697                  7,700                 47,717                 21,729
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS . . . . . . . . . . .                    40,186                  7,558                 53,018                 21,672
NET ASSETS
  Beginning of Period. . . . . . .                     7,558                     --                 21,672                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
  End of Period. . . . . . . . . .     $              47,744  $               7,558  $              74,690  $              21,672
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ------------------------------------------------------------------------------------------
                                                  OCC ACCUMULATION                                 T. ROWE PRICE
                                                   TRUST SMALL CAP                                  EQUITY INCOME
                                       ------------------------------------------------------------------------------------------
                                            SIX MONTHS           JULY 31, 1997*            SIX MONTHS           JULY 31, 1997*
                                               ENDED                    TO                    ENDED                   TO
                                          JUNE 30, 1998         DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE/DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .                     ($865) $                 368  $               1,129  $                 572
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]. . . .                    30,799                 30,800                 27,580                 17,463
  Withdrawals and
   Transfers Out [Note 7&8]  . . .                        --                 (2,796)                  (604)                    --
 Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4]. . . . . . .                        --                     --                     --                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS. . . . . . . .                    30,799                 28,004                 26,976                 17,463
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS . . . . . . . . . . .                    29,934                 28,372                 28,105                 18,035
NET ASSETS
  Beginning of Period. . . . . . .                    28,372                     --                 18,035                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
  End of Period. . . . . . . . . .     $              58,306  $              28,372  $              46,140  $              18,035
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------


                                                                             SUBACCOUNTS
                                       ------------------------------------------------------------------------------------------

                                                      T. Rowe Price                                Warburg Pincus
                                                     International Stock                         Post-Venture Capital
                                       ------------------------------------------------------------------------------------------
                                             SIX MONTHS           JULY 31, 1997*           SIX MONTHS           JULY 31, 1997*
                                                ENDED                   TO                   ENDED                   TO
                                           JUNE 30, 1998        DECEMBER 31, 1997        JUNE 30, 1998        DECEMBER 31, 1997
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . .     $               3,130  $                   3  $                  27  $                   2
                                       ---------------------  ---------------------  ---------------------  ---------------------
ACCUMULATION UNIT TRANSACTIONS
  Purchase Payments and
   Transfers In [Notes 7&8]. . . .                    20,345                  1,928                  1,407                     47
  Withdrawals and
   Transfers Out [Notes 7&8] . . .                       (91)                    --                     --                     --
 Annual Account Charges Deducted
   From Participants' Accumulation
   Accounts [Note 4] . . . . . . .                        --                     --                     --                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM ACCUMULATION
  UNIT TRANSACTIONS. . . . . . . .                    20,254                  1,928                  1,407                     47
                                       ---------------------  ---------------------  ---------------------  ---------------------
TOTAL INCREASE/(DECREASE) IN
  NET ASSETS . . . . . . . . . . .                    23,384                  1,931                  1,434                     49
NET ASSETS
  Beginning of Period. . . . . . .                     1,931                     --                     49                     --
                                       ---------------------  ---------------------  ---------------------  ---------------------
  End of Period. . . . . . . . . .     $              25,315  $               1,931  $               1,483  $                  49
                                       ---------------------  ---------------------  ---------------------  ---------------------
                                       ---------------------  ---------------------  ---------------------  ---------------------

*Commencement of Operations

                          SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT (UNAUDITED)
-------------------------------------------------------------------------------


NOTE 1:   GENERAL

          The Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") was established on February 11, 1997 by The Prudential Insurance Company of America (Prudential or Company) and commenced operations on July 31, 1997 under the laws of the State of New Jersey and meets the definition of a "separate account" under federal securities laws. The Discovery Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company.

          The Discovery Account is used in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with nonqualified annuity arrangements. The Contracts are group annuity contracts and generally are issued to employers (Contractholders) who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

          The Discovery Account is comprised of 22 Subaccounts. The assets of each Subaccount are invested in a corresponding Fund listed as follows:

               THE PRUDENTIAL SERIES FUND, INC.          MFS VARIABLE INSURANCE TRUST
                Money Market Portfolio                    Emerging Growth Series
                Diversified Bond Portfolio                Research Series
                Government Income Portfolio
                Conservative Balanced Portfolio          OCC ACCUMULATION TRUST
                Flexible Managed Portfolio                Managed Portfolio
                High Yield Bond Portfolio                 Small Cap Portfolio
                Stock Index Portfolio
                Equity Income Portfolio                  T. ROWE PRICE
                Equity Portfolio                          T. Rowe Price Equity Series, Inc.,
                Prudential Jennison Portfolio             Equity Income Portfolio
                Global Portfolio                          T. Rowe Price International Series, Inc.
                                                          International Stock Portfolio
               AIM VARIABLE INSURANCE
                AIM V.I. Growth and Income Fund          WARBURG PINCUS TRUST
                AIM V.I. Value Fund                       Post-Venture Capital Portfolio

               JANUS ASPEN SERIES
                Growth Portfolio
                International Growth Portfolio

          All contractual and other obligations arising under contracts participating in the Discovery Account are general corporate obligations of Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

          SIGNIFICANT ACCOUNTING POLICIES

          Investments--The investments in shares of the Funds are stated at the net asset value of the respective portfolio.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received--Dividend and capital gain distributions received are invested in additional shares of the Funds and are recorded on ex-dividend date.

NOTES TO FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT (UNAUDITED)
-------------------------------------------------------------------------------


NOTE 2:   INVESTMENT INFORMATION

          The number of shares of each portfolio of the Fund, the Net Asset Value (NAV) per share for each portfolio held by the Subaccounts of the Discovery Account, and the aggregate cost of investments in such shares as of June 30, 1998 were as follows:

                       PRUDENTIAL SERIES   PRUDENTIAL SERIES    PRUDENTIAL SERIES     PRUDENTIAL SERIES     PRUDENTIAL SERIES
                              FUND                FUND                 FUND                  FUND                  FUND
                          MONEY MARKET      DIVERSIFIED BOND    GOVERNMENT INCOME   CONSERVATIVE BALANCED    FLEXIBLE MANAGED
                       -----------------   -----------------    -----------------   ---------------------   -----------------
Number of Shares              10,596             10,611                10,710                20,062                22,886
                       ------------------------------------------------------------------------------------------------------
NAV per Share                    $10             $11.29                $11.80                $15.87                $18.53
                       ------------------------------------------------------------------------------------------------------
Cost at 6-30-98             $105,953           $118,496              $126,156              $315,883              $442,296
                       ------------------------------------------------------------------------------------------------------

                       PRUDENTIAL SERIES   PRUDENTIAL SERIES    PRUDENTIAL SERIES       PRUDENTIAL SERIES   PRUDENTIAL SERIES
                              FUND                FUND                 FUND                    FUND                FUND
                        HIGH YIELD BOND       STOCK INDEX         EQUITY INCOME               EQUITY             JENNISON
                       -----------------   -----------------    -----------------       -----------------   -----------------
Number of Shares              12,277             22,439                 8,724                48,774                12,507
                       ------------------------------------------------------------------------------------------------------
NAV per Share                  $8.36             $35.31                $24.08                 34.65                $21.28
                       ------------------------------------------------------------------------------------------------------
Cost at 6-30-98             $102,673           $767,154              $203,557            $1,676,735              $249,030
                       ------------------------------------------------------------------------------------------------------

                     PRUDENTIAL SERIES       AIM V.I.                                             JANUS ASPEN             MFS
                            FUND           GROWTH AND         AIM V.I.          JANUS ASPEN      INTERNATIONAL         EMERGING
                           GLOBAL            INCOME            VALUE               GROWTH            GROWTH             GROWTH
                     -----------------     ----------         --------          -----------      -------------         --------
Number of Shares           12,764              2,090             3,966               3,257            3,301               8,012
                       --------------------------------------------------------------------------------------------------------
NAV per Share              $21.30            $                 $                    $20.66           $22.19              $19.45
                       --------------------------------------------------------------------------------------------------------
Cost at 6-30-98          $266,568            $40,321           $90,818             $66,135          $66,721            $145,101
                       --------------------------------------------------------------------------------------------------------

                                   OCC ACCUMULATION    OCC ACCUMULATION       T. ROWE           T. ROWE          WARBURG PINCUS
                           MFS           TRUST               TRUST             PRICE             PRICE            POST-VENTURE
                        RESEARCH        MANAGED            SMALL CAP       EQUITY INCOME   INTERNATIONAL STOCK       CAPITAL
                        --------   ----------------    ----------------    -------------   -------------------   --------------
Number of Shares          2,589           1,662               2,310             2,314               1,797                 113
                       --------------------------------------------------------------------------------------------------------
NAV per Share            $18.35          $45.37              $25.14            $19.53              $14.49              $12.52
                       --------------------------------------------------------------------------------------------------------
Cost at 6-30-98         $45,628         $71,646             $59,500           $44,334             $22,814              $1,378
                       --------------------------------------------------------------------------------------------------------

NOTE 3:   EXPENSES

          A daily charge at an effective annual rate of 0.85% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for administrative expenses not provided by the annual account charge. A daily charge at an effective annual rate of 0.15% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for assuming mortality and expense risks under the Contracts.

NOTE 4:   ANNUAL ACCOUNT CHARGE

          An additional administrative charge of up to $15, the annual account charge, is paid to Prudential on or about the last day of each calendar year and at the time of a full withdrawal. The annual account charge will be prorated for new Participants on a monthly basis for their first year of participation. The charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or of more the Subaccounts in which the Participant is invested.

NOTE 5:   WITHDRAWAL CHARGE

          A withdrawal charge is imposed upon the withdrawal of certain purchase payments to compensate Prudential for sales and other marketing expenses. The maximum withdrawal charge is 5% on contributions withdrawn during the first year of participation. The withdrawal charge declines by 1% in each subsequent year until it is 0% after the fifth year. No withdrawal charge is imposed upon contributions withdrawn for any reason after five years of participation in a Program. In addition, no withdrawal charge is imposed upon contributions withdrawn to purchase an annuity under a

NOTES TO FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT (UNAUDITED)
--------------------------------------------------------------------------------

          Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no withdrawal charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder.


NOTE 6:   TAXES

          The Discovery Account is not considered a separate taxpayer for purposes of the Internal Revenue Code. As distinguished from most other registered investment companies -- which are separate taxpayers -- the earnings of the Subaccounts invested in the Funds are taxed as part of the income of Prudential. As a result, the unit value of the Subaccounts has not been reduced by federal income taxes.

NOTE 7:   UNIT TRANSACTIONS

          The number of units issued and redeemed during the six months ended June 30, 1998 and the period 7/31/97 through December 31, 1997 was as follows:

          1998

                         PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL    PRUDENTIAL     PRUDENTIAL
                        SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND   SERIES FUND    SERIES FUND
                           MONEY       DIVERSIFIED    GOVERNMENT     CONSERVATIVE    FLEXIBLE      HIGH YIELD        STOCK
                           MARKET         BOND          INCOME        BALANCED        MANAGED         BOND           INDEX
                        -----------    -----------    -----------    ------------   -----------    -----------    -----------
Units issued              21,144          14,324         11,836         31,626           42,995          7,539         81,661
                        -----------------------------------------------------------------------------------------------------
Units redeemed            11,651              60              2            152                1              1            673
                        -----------------------------------------------------------------------------------------------------

                         PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL      AIM V.I.
                        SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND     GROWTH AND       AIM V.I.    JANUS ASPEN
                       EQUITY INCOME     EQUITY        JENNISON        GLOBAL          INCOME          VALUE        GROWTH
                       -------------   -----------    -----------    -----------     ----------      ---------    -----------
Units issued              17,401         174,893         19,458         28,729            2,941          6,757          5,301
                       ------------------------------------------------------------------------------------------------------
Units redeemed               226           5,878              8            589               57             58              6
                       ------------------------------------------------------------------------------------------------------

                         JANUS ASPEN            MFS                               OCC ACCUMULATION
                        INTERNATIONAL         EMERGING               MFS               TRUST
                           GROWTH              GROWTH             RESEARCH             MANAGED
                        -------------         --------            --------        ----------------
Units issued               5,475              12,680               3,405               4,550
                        --------------------------------------------------------------------------
Units redeemed                 2                  62                  11                  16
                        --------------------------------------------------------------------------

                      OCC ACCUMULATION        T. ROWE             T. ROWE          WARBURG PINCUS
                            TRUST              PRICE               PRICE           POST-VENTURE
                          SMALL CAP        EQUITY INCOME     INTERNATIONAL STOCK      CAPITAL
                      ----------------     --------------    -------------------   --------------
Units issued               3,019               2,489               2,299                 125
                      --------------------------------------------------------------------------
Units redeemed                --                  54                   9
                      --------------------------------------------------------------------------

1997

                         PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL
                        SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND
                           MONEY       DIVERSIFIED    GOVERNMENT     CONSERVATIVE    FLEXIBLE       HIGH YIELD       STOCK
                           MARKET          BOND          INCOME        BALANCED       MANAGED          BOND          INDEX
                        -----------    ------------   ------------   ------------   ------------   ------------    -----------
Units issued                819            543             60            565            4,297          1,954          1,891
                       ------------------------------------------------------------------------------------------------------
Units redeemed                4              1             --              2               11              2              1
                       ------------------------------------------------------------------------------------------------------

                          PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     AIM V.I.
                         SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    GROWTH AND      AIM V.I.      JANUS ASPEN
                        EQUITY INCOME     EQUITY        JENNISON        GLOBAL         INCOME         VALUE          GROWTH
                       --------------  ------------   ------------   ------------    ----------      --------     ------------
Units issued               1,175           3,332          3,548          1,890          1,123          1,738           462
                       ------------------------------------------------------------------------------------------------------
Units redeemed                 4             425            437            314              1             --            --
                       ------------------------------------------------------------------------------------------------------

                         JANUS ASPEN            MFS                               OCC ACCUMULATION
                        INTERNATIONAL         EMERGING               MFS               TRUST
                           GROWTH              GROWTH             RESEARCH             MANAGED
                       --------------         --------            --------        -----------------
Units issued                942                 470                 780                2,137
                      --------------------------------------------------------------------------
Units redeemed               --                  --                   1                    2
                      --------------------------------------------------------------------------

                      OCC ACCUMULATION         T. ROWE            T. ROWE          WARBURG PINCUS
                            TRUST               PRICE              PRICE            POST-VENTURE
                          SMALL CAP         EQUITY INCOME   INTERNATIONAL STOCK       CAPITAL
                      ----------------     --------------   --------------------   --------------
Units issued               3,058               1,704                 216                   5
                      --------------------------------------------------------------------------
Units redeemed               277                  --                  --                  --
                      --------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT (UNAUDITED)
-------------------------------------------------------------------------------


NOTE 8:   PARTICIPANT LOANS

          The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of (a) $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan or (b) 50% of the value of the Participant's vested interest under a Contract. In the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Those payments are invested in the Subaccounts chosen by the Participant. The Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. If the Participant does not specify the Subaccounts from which the loan amount is deducted, the loan amount will be deducted from the participant account value in subaccounts.

          The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution and Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.

          Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential also charges up to $25 per year as a loan maintenance fee for record keeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan and is not greater than the average expected cost of the services required to maintain the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly. The loan maintenance charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, of if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or more of the Subaccounts in which the Participant is invested. For the six months ended June 30, 1998 and the period ended December 31, 1997 the amount of participant loans that was withdrawn from the Subaccounts is follows:

          1998

                         PRUDENTIAL      PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL    PRUDENTIAL     PRUDENTIAL
                        SERIES FUND     SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND   SERIES FUND    SERIES FUND
                            MONEY       DIVERSIFIED    GOVERNMENT    CONSERVATIVE     FLEXIBLE      HIGH YIELD       STOCK
                           MARKET          BOND          INCOME        BALANCED        MANAGED         BOND          INDEX
                        -----------    ------------   ------------   ------------   ------------   ------------   ------------
Loans                        --             --             --             --             --             --             --
                        ------------------------------------------------------------------------------------------------------
Repayments                   --             --             --             --             --             --             --
                        ------------------------------------------------------------------------------------------------------

                          PRUDENTIAL     PRUDENTIAL     PRUDENTIAL    PRUDENTIAL      AIM V.I.
                         SERIES FUND    SERIES FUND    SERIES FUND   SERIES FUND     GROWTH AND      AIM V.I.      JANUS ASPEN
                        EQUITY INCOME     EQUITY        JENNISON        GLOBAL         INCOME         VALUE          GROWTH
                       --------------   -----------   ------------   ------------    ----------      --------     ------------
Loans                        --              --             --            --             --              --             --
                        ------------------------------------------------------------------------------------------------------
Repayments                   --             800            800           534             --              --             --
                        ------------------------------------------------------------------------------------------------------

                         JANUS ASPEN            MFS                               OCC ACCUMULATION
                        INTERNATIONAL         EMERGING               MFS               TRUST
                           GROWTH              GROWTH             RESEARCH             MANAGED
                       --------------         --------            --------        -----------------
Loans                        --                  --                  --                   --
                       ----------------------------------------------------------------------------
Repayments                   --                  --                  --                   --
                       ----------------------------------------------------------------------------

                      OCC ACCUMULATION        T. ROWE            T. ROWE           WARBURG PINCUS
                            TRUST              PRICE              PRICE             POST-VENTURE
                          SMALL CAP        EQUITY INCOME    INTERNATIONAL STOCK       CAPITAL
                      ----------------     --------------   --------------------   ---------------
Loans                        --                   --                 --                   --
                       ----------------------------------------------------------------------------
Repayments                  534                   --                 --                   --
                       ----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT (UNAUDITED)
-------------------------------------------------------------------------------


1997

                         PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL
                        SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND    SERIES FUND
                            MONEY      DIVERSIFIED    GOVERNMENT     CONSERVATIVE     FLEXIBLE      HIGH YIELD       STOCK
                           MARKET          BOND          INCOME        BALANCED        MANAGED         BOND          INDEX
                        ------------   ------------   ------------   ------------   ------------   ------------   ------------
Loans                        --             --             --             --             --             --             --

Repayments                   --             --             --             --             --             --             --

                          PRUDENTIAL    PRUDENTIAL     PRUDENTIAL     PRUDENTIAL      AIM V.I.
                         SERIES FUND   SERIES FUND    SERIES FUND    SERIES FUND     GROWTH AND      AIM V.I.      JANUS ASPEN
                        EQUITY INCOME     EQUITY        JENNISON        GLOBAL         INCOME         VALUE          GROWTH
                       --------------  ------------   ------------   ------------    ----------      --------     ------------
Loans                         --          4,171          4,225          2,785            --             --             --

Repayments                    --             --             --            --             --             --             --

                         JANUS ASPEN            MFS                               OCC ACCUMULATION
                        INTERNATIONAL         EMERGING               MFS               TRUST
                           GROWTH              GROWTH             RESEARCH             MANAGED
                       --------------         --------            --------        -----------------
Loans                        --                   --                 --                   --

Repayments                   --                   --                 --                   --

                      OCC ACCUMULATION          T. ROWE            T. ROWE         WARBURG PINCUS
                             TRUST               PRICE               PRICE          POST-VENTURE
                           SMALL CAP         EQUITY INCOME    INTERNATIONAL STOCK      CAPITAL
                      ----------------     --------------   --------------------   ---------------
Loans                        2,796                --                  --                 --

Repayments                      --                --                  --                 --

NOTE 10:  CONDENSED FINANCIAL INFORMATION
          ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT


PRUDENTIAL SERIES FUND
MONEY MARKET                              01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.08              $10.00
End of period (rounded)                     $10.30              $10.08
Accumulation Units
  Outstanding at end of period              10,308                 815


PRUDENTIAL SERIES FUND
DIVERSIFIED BOND                          01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.07              $10.00
End of period (rounded)                     $10.47              $10.07
Accumulation Units
  Outstanding at end of period              14,806                 542


PRUDENTIAL SERIES FUND
GOVERNMENT INCOME                         01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.27              $10.00
End of period (rounded)                     $10.63              $10.27
Accumulation Units
  Outstanding at end of period              11,894                  60


PRUDENTIAL SERIES FUND
CONSERVATIVE BALANCED                     01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.03              $10.00
End of period (rounded)                     $10.78              $10.03
Accumulation Units
  Outstanding at end of period              32,037                 563


PRUDENTIAL SERIES FUND
FLEXIBLE MANAGED                          01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.99              $10.00
End of period (rounded)                     $10.89               $9.99
Accumulation Units
  Outstanding at end of period              47,281               4,286


PRUDENTIAL SERIES FUND
HIGH YIELD BOND                           01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.37              $10.00
End of period (rounded)                     $10.86              $10.37
Accumulation Units
  Outstanding at end of period               9,490               1,952


PRUDENTIAL SERIES FUND
STOCK INDEX                               01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.29              $10.00
End of period (rounded)                     $12.03              $10.29
Accumulation Units
  Outstanding at end of period              82,878               1,890


PRUDENTIAL SERIES FUND
EQUITY INCOME                             01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.48              $10.00
End of period (rounded)                     $11.46              $10.48
Accumulation Units
  Outstanding at end of period              13,346               1,171


* Commencement of Operations

NOTES TO FINANCIAL STATEMENTS OF DISCOVERY ACCOUNT (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 10 (CONT'D):  CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT


PRUDENTIAL SERIES FUND
EQUITY                                    01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.12              $10.00
End of period (rounded)                     $11.33              $10.12
Accumulation Units
  Outstanding at end of period             171,922               2,907


PRUDENTIAL SERIES FUND
JENNISON                                  01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.87              $10.00
End of period (rounded)                     $11.86              $ 9.87
Accumulation Units
  Outstanding at end of period              22,560               3,111


PRUDENTIAL SERIES FUND
GLOBAL                                    01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 8.95              $10.00
End of period (rounded)                     $10.63              $ 8.95
Accumulation Units
  Outstanding at end of period              29,716               1,576


AIM V.I.
GROWTH AND INCOME                         01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.79              $10.00
End of period (rounded)                     $11.14              $ 9.79
Accumulation Units
  Outstanding at end of period               4,006               1,122


AIM V.I.
VALUE                                     01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.89              $10.00
End of period (rounded)                     $11.66              $ 9.89
Accumulation Units
  Outstanding at end of period               8,436               1,738


JANUS ASPEN GROWTH
                                          01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.92              $10.00
End of period (rounded)                     $11.78              $ 9.92
Accumulation Units
  Outstanding at end of period               5,756                 462


JANUS ASPEN
INTERNATIONAL GROWTH                      01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.44              $10.00
End of period (rounded)                     $11.49              $ 9.44
Accumulation Units
  Outstanding at end of period               6,414                 942


MFS
EMERGING GROWTH                           01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.95              $10.00
End of period (rounded)                     $12.04              $ 9.95
Accumulation Units
  Outstanding at end of period              13,089                 470


MFS
RESEARCH                                  01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 9.67              $10.00
End of period (rounded)                     $11.44              $ 9.67
Accumulation Units
  Outstanding at end of period               4,173                 779


OCC ACCUMULATION TRUST
MANAGED                                   01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.13              $10.00
End of period (rounded)                     $11.20              $10.13
Accumulation Units
  Outstanding at end of period               6,669               2,135


OCC ACCUMULATION TRUST
SMALL CAP                                 01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.20              $10.00
End of period (rounded)                     $10.05              $10.20
Accumulation Units
  Outstanding at end of period               5,799               2,781


T. ROWE PRICE
EQUITY INCOME                             01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.54              $10.00
End of period (rounded)                     $11.15              $10.54
Accumulation Units
  Outstanding at end of period               4,139               1,704


T. ROWE PRICE
INTERNATIONAL STOCK                       01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $ 8.92              $10.00
End of period (rounded)                     $10.10              $ 8.92
Accumulation Units
  Outstanding at end of period               2,507                 216


WARBURG PINCUS
POST-VENTURE CAPITAL                      01/01/98           07/31/97*
                                             TO                  TO
                                          06/30/98            12/31/97
                                          --------           ---------
Beginning of period (rounded)               $10.08              $10.00
End of period (rounded)                     $11.37              $10.08
Accumulation Units
  Outstanding at end of period                 130                   5


* Commencement of Operations

                FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF NET ASSETS
DECEMBER 31, 1997

                                                                   SUBACCOUNTS
                           -----------------------------------------------------------------------------------------------------
                           PRUDENTIAL      PRUDENTIAL     PRUDENTIAL    PRUDENTIAL       PRUDENTIAL       PRUDENTIAL  PRUDENTIAL
                             SERIES          SERIES         SERIES        SERIES           SERIES           SERIES      SERIES
                              FUND            FUND           FUND          FUND             FUND             FUND        FUND
                             MONEY        DIVERSIFIED     GOVERNMENT   CONSERVATIVE       FLEXIBLE        HIGH YIELD     STOCK
                             MARKET           BOND           INCOME      BALANCED          MANAGED           BOND        INDEX
                           ----------     -----------     ----------   -----------        ---------       ----------  ----------
Investment in Shares at
Net Asset Value [Note 2]     $8,033          $5,475          $620          $5,673          $43,165          $20,277     $19,464

Net Receivable (Payable)
for Pending Capital
Transactions                    192              (3)           --             (11)            (108)             (13)         50
                           --------        --------      --------        --------         --------         --------    --------
NET ASSETS                   $8,225          $5,472          $620          $5,662          $43,057          $20,264     $19,514
                           --------        --------      --------        --------         --------         --------    --------

NET ASSETS REPRESENTING:
Equity of Participants       $8,218          $5,459          $620          $5,648          $42,825          $20,251     $19,450
Equity of The Prudential
Insurance Company of
America                           7              13            --              14              232               13          64
                           --------        --------      --------        --------         --------         --------    --------
                             $8,225          $5,472          $620          $5,662          $43,057          $20,264     $19,514
                           --------        --------      --------        --------         --------         --------    --------
                           --------        --------      --------        --------         --------         --------    --------

                                                         SUBACCOUNTS
                           -----------------------------------------------------------------------------------------------------
                           PRUDENTIAL
                            SERIES        PRUDENTIAL    PRUDENTIAL      PRUDENTIAL        AIM V.I.
                             FUND          SERIES         SERIES          SERIES           GROWTH
                            EQUITY          FUND          FUND             FUND              AND           AIM V.I.  JANUS ASPEN
                            INCOME         EQUITY        JENNISON         GLOBAL           INCOME           VALUE      GROWTH
                           ----------     ----------    ----------      ----------        ---------        --------  -----------
Investment in Shares at
Net Asset Value [Note 2]     $12,314        $29,376       $30,801         $14,111          $11,032          $17,277      $4,618

Receivable from The
Prudential Insurance
Company of America               --              33            --              --               --               --          --

Net Receivable (Payable)
for Pending Capital
Transactions                    (14)             18             4              --               (5)              --          --
                           --------        --------      --------        --------         --------         --------    --------
NET ASSETS                  $12,300         $29,427       $30,805         $14,111          $11,027          $17,277      $4,618
                           --------        --------      --------        --------         --------         --------    --------

NET ASSETS REPRESENTING:
Equity of Participants      $12,268        $ 29,427       $30,707         $14,101          $10,978          $17,191      $4,584
Equity of The Prudential
Insurance Company of
America                          32              --            98              10               49               86          34
                           --------        --------      --------        --------         --------         --------    --------
                            $12,300         $29,427       $30,805         $14,111          $11,027          $17,277      $4,618
                           --------        --------      --------        --------         --------         --------    --------
                           --------        --------      --------        --------         --------         --------    --------

                                         SEE NOTES TO FINANCIAL STATEMENTS

                                 FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF NET ASSETS
DECEMBER 31, 1997

                                                    SUBACCOUNTS
                      -----------------------------------------------------------------------------------------------------------
                                                                  OCC           OCC         T. ROWE     T. ROWE       WARBURG
                       JANUS ASPEN     MFS                    ACCUMULATION  ACCUMULATION     PRICE       PRICE         PINCUS
                      INTERNATIONAL  EMERGING      MFS           TRUST         TRUST         EQUITY    INTERNATIONAL POST-VENTURE
                         GROWTH       GROWTH     RESEARCH       MANAGED      SMALL CAP       INCOME       STOCK       CAPITAL
                      -------------  --------    --------     ------------  ------------     ------    ------------- ------------
Investment in Shares
at Net Asset Value
[Note 2]                $8,905        $4,698      $7,550         $21,682     $28,372         $18,017      $1,912         $49

Receivable from The
Prudential Insurance
Company of America          --            --          --              --          --              --          19          --

Net Receivable
(Payable)
for Pending Capital
Transactions                --            --           8             (10)         --              18          --          --
                      --------      --------    --------        --------    --------        --------    --------    --------
NET ASSETS              $8,905        $4,698      $7,558         $21,672     $28,372         $18,035      $1,931         $49
                      --------      --------    --------        --------    --------        --------    --------    --------

NET ASSETS REPRESENTING:
Equity of Participants  $8,890        $4,683      $7,538         $21,640     $28,372         $17,951      $1,931         $49
Equity of The
PrudentialInsurance
Company of America          15            15          20              32          --              84          --          --
                      --------      --------    --------        --------    --------        --------    --------    --------
                        $8,905        $4,698      $7,558         $21,672     $28,372         $18,035      $1,931         $49
                      --------      --------    --------        --------    --------        --------    --------    --------
                      --------      --------    --------        --------    --------        --------    --------    --------

STATEMENTS OF OPERATIONS
FOR THE PERIOD JULY 31, 1997*
THROUGH DECEMBER 31,1997

                                                             SUBACCOUNTS
                          ---------------------------------------------------------------------------------------------
                          PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL   PRUDENTIAL
                            SERIES        SERIES        SERIES        SERIES        SERIES        SERIES       SERIES
                             FUND          FUND          FUND          FUND          FUND          FUND          FUND
                            MONEY       DIVERSIFIED    GOVERNMENT  CONSERVATIVE    FLEXIBLE     HIGH YIELD       STOCK
                            MARKET         BOND         INCOME       BALANCED      MANAGED         BOND          INDEX
                           ---------    -----------    ----------  ------------    ---------    ----------   ----------
Investment Income
Ordinary Dividend
Distributions                 $63          $19            $10          $68           $286           $85           $27

Expense [Note 3]
Fees Charged to
Participants for
Administrative Purposes
and Mortality
and Expense Risk               12            3              1           11             50             9            12
                         --------     --------       --------     --------       --------      --------      --------
NET INVESTMENT INCOME          51           16              9           57            236            76            15
                         --------     --------       --------     --------       --------      --------      --------

NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS

Capital Gains Distributions
Received                       --            7             --          593          5,693            --           224

Net Realized Gain/(loss)
on Investments                 --           (1)            --           --             --            --            --

Net Increase/(Decrease)
in Unrealized Appreciation
on Investments                 --          (11)            (2)        (720)        (6,341)          (36)          (79)
                         --------     --------       --------     --------       --------      --------      --------
NET GAIN/(LOSS) ON
INVESTMENTS                    --           (5)            (2)        (127)          (648)          (36)          145
                         --------     --------       --------     --------       --------      --------      --------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS               $51          $11             $7         ($70)         ($412)          $40          $160
                         --------     --------       --------     --------       --------      --------      --------
                         --------     --------       --------     --------       --------      --------      --------

*Commencement of Operations

                               SEE NOTES TO FINANCIAL STATEMENTS

                        FIANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF OPERATIONS
FOR THE PERIOD JULY 31, 1997*
THROUGH DECEMBER 31,1997

                                                               SUBACCOUNTS
                       -------------------------------------------------------------------------------------------
                        PRUDENTIAL   PRUDENTIAL    PRUDENTIAL    PRUDENTIAL
                          SERIES       SERIES        SERIES        SERIES      AIM V.I.
                           FUND         FUND          FUND          FUND        GROWTH     AIM V.I.    JANUS ASPEN
                       EQUITY INCOME   EQUITY       JENNISON       GLOBAL    AND INCOME     VALUE         GROWTH
                       ------------- ----------    ----------    ----------  ----------    --------    -----------
INVESTMENT INCOME
Ordinary Dividend
Distributions               $38          $112          $13          $100          $6         $153           $12

Expense [Note 3]
Fees Charged to
Participants for
Administrative
Purposes and
Mortality and
Expense Risk                  9            22           41            15          10           29             4
                       --------      --------     --------      --------    --------     --------      --------
NET INVESTMENT INCOME        29            90          (28)           85          (4)         124             8
                       --------      --------     --------      --------    --------     --------      --------

NET REALIZED AND UNREALIZED
GAINS/(LOSSES) ON INVESTMENTS

Capital Gains
Distributions Received      654           962        1,908           766           9          469            --

Net Realized Gain/(loss)
on Investments               (2)         (409)        (641)         (295)         --           --            --

Net Increase/(Decrease)
in Unrealized
Appreciation on
Investments                (574)         (672)      (1,674)         (697)        (62)      (1,017)          (34)
                       --------      --------     --------      --------    --------     --------      --------
NET GAIN/(LOSS) ON
INVESTMENTS                  78          (119)        (407)         (226)        (53)        (548)          (34)
                       --------      --------     --------      --------    --------     --------      --------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS            $107          ($29)       ($435)        ($141)       ($57)       ($424)         ($26)
                       --------      --------     --------      --------    --------     --------      --------
                       --------      --------     --------      --------    --------     --------      --------

                                                  SUBACCOUNTS
                       ----------------------------------------------------------------------------------------------------------
                                                             OCC             OCC          T. ROWE       T. ROWE        WARBURG
                        JANUS ASPEN     MFS               ACCUMULATION    ACCUMULATION      PRICE         PRICE         PINCUS
                       INTERNATIONAL  EMERGING    MFS       TRUST            TRUST          EQUITY    INTERNATIONAL  POST-VENTURE
                          GROWTH       GROWTH   RESEARCH    MANAGED        SMALL CAP       INCOME         STOCK        CAPITAL
                       -------------  --------  --------  ------------    ------------     -------    -------------  ------------
INVESTMENT INCOME
Ordinary Dividend
Distributions               $10          --         --         --              --            $112           $18           --
Expense [Note 3]
Fees Charged to
Participants
for Administrative
Purposes and
Mortality Expense Risk       10           5         13         11              17              30             1           --
                       --------    --------   --------   --------        --------        --------      --------     --------
NET INVESTMENT INCOME        --          (5)       (13)       (11)            (17)             82            17           --
                       --------    --------   --------   --------        --------        --------      --------     --------

NET REALIZED AND
UNREALIZEDGAINS/
(LOSSES) ON
INVESTMENTS

Capital Gains
Distributions Received       --          --         --         --              --             478            25           --

Net Realized Gain/(loss)
on Investments               --          (2)        --         --            (106)             --            (5)          --

Net Increase/(Decrease)
in Unrealized Appreciation
on Investments               99         (14)      (129)       (46)            491              12           (34)           2
                       --------    --------   --------   --------        --------        --------      --------     --------
NET GAIN/(LOSS) ON
INVESTMENTS                  99         (16)      (129)       (46)            385             490           (14)           2
                       --------    --------   --------   --------        --------        --------      --------     --------
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS             $99        ($21)     ($142)      ($57)           $368            $572            $3           $2
                       --------    --------   --------   --------        --------        --------      --------     --------
                       --------    --------   --------   --------        --------        --------      --------     --------

*Commencement of Operations

                             SEE NOTES TO FINANCIAL STATEMENTS
                                            A-3

FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 31, 1997*
THROUGH DECEMBER 31,1997

                                                             SUBACCOUNTS
                          ----------------------------------------------------------------------------------------------
                          PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL
                            SERIES        SERIES        SERIES        SERIES        SERIES        SERIES        SERIES
                             FUND          FUND          FUND          FUND          FUND          FUND          FUND
                            MONEY       DIVERSIFIED    GOVERNMENT  CONSERVATIVE    FLEXIBLE     HIGH YIELD       STOCK
                            MARKET         BOND         INCOME       BALANCED      MANAGED         BOND          INDEX
                          ---------     -----------   -----------  ------------    ---------    ----------    ----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS    $51            $11            $7          ($70)        ($412)          $40           $160
                        --------       --------      --------      --------      --------      --------       --------
ACCUMULATION UNIT
TRANSACTIONS
Purchase Payments and
Transfers In [Note 7&8]    8,212          5,474           613         5,755        43,587        20,242         19,364

Withdrawals and
Transfers Out
[Note 7&8]                    --             --            --            --            --            --             --

Annual Account Charges
Deducted From
Participants'
Accumulation Accounts
[Note 4]                     (38)           (13)           --           (23)         (118)          (18)           (10)
                        --------       --------      --------      --------      --------      --------       --------
NET INCREASE IN NET
ASSETS RESULTING FROM
ACCUMULATION UNIT
TRANSACTIONS               8,174          5,461           613         5,732        43,469        20,224         19,354
                        --------       --------      --------      --------      --------      --------       --------
TOTAL INCREASE/
(DECREASE) IN NET
ASSETS                     8,225           5,472           620         5,662        43,057        20,264         19,514

NET ASSETS
Beginning
of Period                     --             --            --            --            --            --             --
                        --------       --------      --------      --------      --------      --------       --------
End of Period             $8,225         $5,472          $620        $5,662       $43,057       $20,264        $19,514
                        --------       --------      --------      --------      --------      --------       --------
                        --------       --------      --------      --------      --------      --------       --------

                                               SUBACCOUNTS
                       --------------------------------------------------------------------------------------------
                        PRUDENTIAL   PRUDENTIAL    PRUDENTIAL    PRUDENTIAL
                          SERIES       SERIES        SERIES        SERIES      AIM V.I.
                           FUND         FUND          FUND          FUND        GROWTH     AIM V.I.     JANUS ASPEN
                       EQUITY INCOME   EQUITY       JENNISON       GLOBAL    AND INCOME     VALUE         GROWTH
                       ------------- ----------    ----------    ----------  ----------    --------     -----------
NET INCREASE IN NET
ASSETS
RESULTING FROM
OPERATIONS               $107           ($29)        ($435)         ($141)      ($57)       ($424)         ($26)
                     --------       --------      --------       --------   --------     --------      --------
ACCUMULATION UNIT
TRANSACTIONS
Purchase Payments
and Transfers In
[Note 7&8]             12,239         33,778        35,484         17,037     11,089       17,701         4,652

Withdrawals and
Transfers Out
[Note 7&8]                 --         (4,287)       (4,225)        (2,785)        --           --            --

Annual Account
Charges Deducted
From Participants'
Accumulation Accounts
[Note 4]                  (46)           (35)          (19)            --         (5)          --            (8)
                     --------       --------      --------       --------   --------     --------      --------
NET INCREASE IN NET
ASSETS RESULTING FROM
ACCUMULATION UNIT
TRANSACTIONS           12,193         29,456        31,240         14,252      11,084      17,701         4,644
                     --------       --------      --------       --------   --------     --------      --------
TOTAL INCREASE/
(DECREASE) IN
NET ASSETS             12,300         29,427        30,805         14,111     11,027       17,277         4,618

NET ASSETS
Beginning
of Period                  --             --            --             --         --           --            --
                     --------       --------      --------       --------   --------     --------      --------
End of Period         $12,300        $29,427       $30,805        $14,111    $11,027      $17,277        $4,618
                     --------       --------      --------       --------   --------     --------      --------
                     --------       --------      --------       --------   --------     --------      --------

*Commencement of Operations
                                   SEE NOTES TO FINANCIAL STATEMENTS

                       FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 31, 1997*
THROUGH DECEMBER 31,1997

                                                     SUBACCOUNTS
                      -----------------------------------------------------------------------------------------------------------
                                                                  OCC           OCC         T. ROWE     T. ROWE       WARBURG
                       JANUS ASPEN     MFS                    ACCUMULATION  ACCUMULATION     PRICE       PRICE         PINCUS
                      INTERNATIONAL  EMERGING      MFS           TRUST         TRUST         EQUITY    INTERNATIONAL POST-VENTURE
                         GROWTH       GROWTH     RESEARCH       MANAGED      SMALL CAP       INCOME       STOCK       CAPITAL
                      -------------  --------    --------     ------------  ------------     ------    ------------- ------------
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATION            $99         ($21)        ($142)         ($57)        $368           $572          $3            $2
                     --------     --------      --------      --------     --------       --------    --------      --------
ACCUMULATION UNIT
TRANSACTIONS
Purchase Payments
and Transfers In
[Note 7+8]              8,806        4,719         7,711        21,752       30,800         17,463       1,928            47

Withdrawals and
Transfers Out
[Note 7+8]                 --           --            --            --       (2,796)            --          --            --

Annual Account
Charges Deducted
From Participants'
Accumulation
Accounts [Note 4]          --           --           (11)          (23)          --             --          --            --
                     --------     --------      --------      --------     --------       --------    --------      --------
NET INCREASE IN
NET ASSETS
RESULTING FROM
ACCUMULATION UNIT
TRANSACTIONS            8,806        4,719         7,700        21,729       28,004         17,463       1,928            47
                     --------     --------      --------      --------     --------       --------    --------      --------
TOTAL INCREASE/
(DECREASE) IN
NET ASSETS              8,905        4,698         7,558        21,672       28,372         18,035       1,931            49

NET ASSETS
Beginning of
Period                     --           --            --            --           --             --          --            --
                     --------     --------      --------      --------     --------       --------    --------      --------
End of Period          $8,905       $4,698        $7,558       $21,672      $28,372        $18,035      $1,931           $49
                     --------     --------      --------      --------     --------       --------    --------      --------
                     --------     --------      --------      --------     --------       --------    --------      --------

*Commencement of Operations
                                  SEE NOTES TO FINANCIAL STATEMENTS

                 NOTES TO FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT

NOTE 1: GENERAL
        The Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") was established on February 11, 1997 by The Prudential Insurance Company of America (Prudential or Company) and commenced operations on July 31, 1997 under the laws of the State of New Jersey and meets the definition of a "separate account" under federal securities laws. The Discovery Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company.

        The Discovery Account is used in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with nonqualified annuity arrangements. The Contracts are group annuity contracts and generally are issued to employers (Contractholders) who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

        The Discovery Account is comprised of 22 Subaccounts. The assets of each Subaccount are invested in a corresponding Fund listed as follows:

THE PRUDENTIAL SERIES FUND, INC.      MFS VARIABLE INSURANCE TRUST
  Money Market Portfolio                Emerging Growth Series
  Diversified Bond Portfolio            Research Series
  Government Income Portfolio         OCC ACCUMULATION TRUST
  Conservative Balanced Portfolio       Managed Portfolio
  Flexible Managed Portfolio            Small Cap Portfolio
  High Yield Bond Portfolio           T. ROWE PRICE
  Stock Index Portfolio                 T. Rowe Price Equity Series, Inc.,
  Equity Income Portfolio               Equity Income Portfolio
  Equity Portfolio                      T. Rowe Price International Series, Inc.
  Prudential Jennison Portfolio         International Stock Portfolio
  Global Portfolio                    WARBURG PINCUS TRUST
AIM VARIABLE INSURANCE                  Post-Venture Capital Portfolio
  AIM V.I. Growth and Income Fund
  AIM V.I. Value Fund
JANUS ASPEN SERIES
  Growth Portfolio
  International Growth Portfolio

        All contractual and other obligations arising under contracts participating in the Discovery Account are general corporate obligations of Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

        SIGNIFICANT ACCOUNTING POLICIES
        Investments--The investments in shares of the Funds are stated at the net asset value of the respective portfolio.
        Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.
        Distributions Received--Dividend and capital gain distributions received are invested in additional shares of the Funds and are recorded on ex-dividend date.

NOTE 2: INVESTMENT INFORMATION
        The number of shares of each portfolio of the Fund, the Net Asset Value (NAV) per share for each portfolio held by the Subaccounts of the Discovery Account, and the aggregate cost of investments in such shares as of December 31, 1997 were as follows:

NOTES TO FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT
-------------------------------------------------------------------------------

                      PRUDENTIAL    PRUDENTIAL   PRUDENTIAL       PRUDENTIAL     PRUDENTIAL
                        SERIES        SERIES       SERIES           SERIES         SERIES
                         FUND          FUND         FUND             FUND           FUND
                        MONEY       DIVERSIFIED   GOVERNMENT     CONSERVATIVE     FLEXIBLE
                        MARKET         BOND         INCOME         BALANced       Managed
                      ----------    -----------  -----------     ------------    ----------
Number of Shares         803           497            54              379          2,498
NAV per Share            $10        $11.02        $11.52           $14.97         $17.28
Cost at 12-31-97      $8,033        $5,486          $622           $6,393        $49,506

                     PRUDENTIAL      PRUDENTIAL   PRUDENTIAL
                       SERIES         SERIES        SERIES         PRUDENTIAL    PRUDENTIAL
                        FUND           FUND          FUND            SERIES        SERIES
                     HIGH YIELD       STOCK         EQUITY            FUND          FUND
                        BOND          INDEX         INCOME           EQUITY       JENNISON
                     ----------     -----------  -----------       -----------    ---------
Number of Shares       2,490           644           550              946          1,737
NAV per Share          $8.14        $30.22        $22.39           $31.07         $17.73
Cost at 12-31-97     $20,313       $19,543       $12,888          $30,048        $32,475


                     PRUDENTIAL
                       SERIES        AIM V.I.                                     JANUS ASPEN       MFS
                        FUND        GROWTH AND    AIM V.I.    JANUS ASPEN        INTERNATIONAL    EMERGING
                       GLOBAL         INCOME       VALUE         GROWTH             GROWTH         GROWTH
                     ----------     ----------    --------    -----------        -------------    --------
Number of Shares         787           585           829           250               482             291
NAV per Share         $17.92        $18.87        $20.83        $18.48            $18.48          $16.13
Cost at 12-31-97     $14,808       $11,094       $18,294        $4,652            $8,806          $4,712

                                       OCC         OCC           T. ROWE           T. ROWE
                                   ACCUMULATION ACCUMULATION      PRICE             PRICE          WARBURG PINCUS
                         MFS          TRUST        TRUST         EQUITY         INTERNATIONAL       POST-VENTURE
                       RESEARCH      MANAGED     SMALL CAP       INCOME             STOCK             CAPITAL
                      ---------    ------------ ------------     -------        -------------      --------------
Number of Shares         478           512         1,076           969               150               4
NAV per Share         $15.80        $42.38        $26.37        $18.59            $12.74          $11.06
Cost at 12-31-97      $7,679       $21,728       $27,881       $18,005            $1,946             $47

NOTE 3: EXPENSES
        A daily charge at an effective annual rate of 0.85% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for administrative expenses not provided by the annual account charge. A daily charge at an effective annual rate of 0.15% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for assuming mortality and expense risks under the Contracts.

NOTE 4: ANNUAL ACCOUNT CHARGE
        An additional administrative charge of up to $15, the annual account charge, is paid to Prudential on or about the last day of each calendar year and at the time of a full withdrawal. The annual account charge will be prorated for new Participants on a monthly basis for their first year of participation. The charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or of more the Subaccounts in which the Participant is invested.

NOTE 5: WITHDRAWAL CHARGE
        A withdrawal charge is imposed upon the withdrawal of certain purchase payments to compensate Prudential for sales and other marketing expenses. The maximum withdrawal charge is 5% on contributions withdrawn during the first year of participation. The withdrawal charge declines by 1% in each subsequent year until it is 0% after the fifth year. No withdrawal charge is imposed upon contributions withdrawn for any reason after five years of participation in a Program. In addition, no withdrawal charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no withdrawal charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder.

NOTE 6: TAXES
        The Discovery Account is not considered a separate taxpayer for purposes of the Internal Revenue Code. As distinguished from most other registered investment companies -- which are separate taxpayers -- the earnings of the Subaccounts invested in the Funds are taxed as part of the income of Prudential. As a result, the unit value of the Subaccounts has not been reduced by federal income taxes.

NOTE 7: UNIT TRANSACTIONS
        The number of units issued and redeemed during the year ended December 31, 1997 was as follows:

        1997

                     PRUDENTIAL    PRUDENTIAL      PRUDENTIAL   PRUDENTIAL      PRUDENTIAL       PRUDENTIAL        PRUDENTIAL
                       SERIES        SERIES          SERIES       SERIES          SERIES           SERIES            SERIES
                        FUND          FUND            FUND         FUND            FUND             FUND              FUND
                        MONEY      DIVERSIFIED     GOVERNMENT   CONSERVATIVE     FLEXIBLE        HIGH YIELD           STOCK
                       MARKET         BOND           INCOME       BALANCED       MANAGED            BOND              INDEX
                     ----------    -----------     ----------   ------------    ----------       ----------        ----------
Units issued             819           543             60            565          4,297             1,954             1,891
Units redeemed             4             1             --              2             11                 2                 1


                     PRUDENTIAL    PRUDENTIAL    PRUDENTIAL     PRUDENTIAL
                       SERIES        SERIES        SERIES         SERIES        AIM V.I.
                        FUND          FUND          FUND           FUND        GROWTH AND         AIM V.I.          JANUS ASPEN
                   EQUITY INCOME     EQUITY       JENNISON        GLOBAL         INCOME             VALUE             GROWTH
                   -------------   ----------    ----------     ----------     ----------         --------          -----------
Units issued           1,175         3,332          3,548          1,890          1,123             1,738               462
Units redeemed             4           425            437            314              1                --                --

                                                         OCC           OCC                             T. ROWE
                 JANUS ASPEN     MFS                 ACCUMULATION   ACCUMULATION      T. ROWE           PRICE      WARBURG PINCUS
                INTERNATIONAL  EMERGING       MFS        TRUST        TRUST           PRICE         INTERNATIONAL   POST-VENTURE
                   GROWTH       GROWTH      RESEARCH    MANAGED      SMALL CAP     EQUITY INCOME        STOCK          CAPITAL
                -------------  --------     -------- ------------   ------------   -------------    -------------  --------------
Units issued         942         470          780        2,137         3058           1,704               216          5
Units redeemed        --          --            1            2          277              --                --         --

NOTE 8: PARTICIPANT LOANS
        The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of (a) $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan or (b) 50% of the value of the Participant's vested interest under a Contract. In the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Those payments are invested in the Subaccounts chosen by the Participant. The Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. If the Participant does not specify the Subaccounts from which the loan amount is deducted, the loan amount will be deducted from the participant account value in subaccounts.

        The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution and Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.

        Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential also charges up to $25 per year as a loan maintenance fee for record keeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan and is not greater than the average expected cost of the services required to maintain the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly. The loan maintenance charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, of if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or more of the Subaccounts in which the Participant is invested. For the period ended December 31, 1997 the amount of participant loans that was withdrawn from the Subaccounts is follows:

        1997

                     PRUDENTIAL    PRUDENTIAL      PRUDENTIAL   PRUDENTIAL      PRUDENTIAL       PRUDENTIAL        PRUDENTIAL
                       SERIES        SERIES          SERIES       SERIES          SERIES           SERIES            SERIES
                        FUND          FUND            FUND         FUND            FUND             FUND              FUND
                        MONEY      DIVERSIFIED     GOVERNMENT   CONSERVATIVE     FLEXIBLE        HIGH YIELD           STOCK
                       MARKET         BOND           INCOME       BALANCED       MANAGED            BOND              INDEX
                     ---------     -----------     ----------   ------------    ----------       ----------         ----------
Loans                    --            --              --            --             --               --                 --
Repayments               --            --              --            --             --               --                 --


                     PRUDENTIAL    PRUDENTIAL    PRUDENTIAL     PRUDENTIAL
                       SERIES        SERIES        SERIES         SERIES        AIM V.I.
                        FUND          FUND          FUND           FUND        GROWTH AND         AIM V.I.          JANUS ASPEN
                   EQUITY INCOME     EQUITY       JENNISON        GLOBAL         INCOME             VALUE             GROWTH
                   -------------   ----------    ----------     ----------     ----------         --------          -----------

Loans                    --           4,171         4,225          2,785           --                --                 --
Repayments               --              --            --             --           --                --                 --


                                                         OCC           OCC                             T. ROWE
                 JANUS ASPEN     MFS                 ACCUMULATION   ACCUMULATION      T. ROWE           PRICE      WARBURG PINCUS
                INTERNATIONAL  EMERGING       MFS        TRUST        TRUST           PRICE         INTERNATIONAL   POST-VENTURE
                   GROWTH       GROWTH      RESEARCH    MANAGED      SMALL CAP     EQUITY INCOME        STOCK          CAPITAL
                -------------  --------     -------- ------------   ------------   -------------    -------------  --------------
Loans                --           --           --          --          2,796             --               --             --
Repayments           --           --           --          --             --             --               --             --

                                                A-9

NOTES TO FINANCIAL STATEMENTS OF DISCOVERY ACCOUNT

NOTE 10: CONDENSED FINANCIAL INFORMATION
         ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT

PRUDENTIAL SERIES FUND                         PRUDENTIAL SERIES FUND
MONEY MARKET                    07/31/97*      STOCK INDEX                         07/31/97*
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of period (rounded)   $10.00         Beginning of period (rounded)       $10.00
End of period (rounded)         $10.08         End of period (rounded)             $10.29

Accumulation Units
Outstanding at end of period    815            Outstanding at end of period        1,890

PRUDENTIAL SERIES FUND          07/31/97*      PRUDENTIAL SERIES FUND              07/31/97*
DIVERSIFIED BOND                   TO          EQUITY INCOME                          to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of period (rounded)   $10.00         Beginning of period (rounded)       $10.00
End of period (rounded)         $10.07         End of period (rounded)             $10.48
Accumulation Units
Outstanding at end of period    542            Outstanding at end of period        1,171

PRUDENTIAL SERIES FUND                         PRUDENTIAL SERIES FUND
GOVERNMENT INCOME               07/31/97*      EQUITY                              07/31/97*
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of year (rounded)     $10.00         Beginning of year (rounded)         $10.00
End of period (rounded)         $10.27         End of period (rounded)             $10.12
Accumulation Units                             Accumulation Units
Outstanding at end of period    60             Outstanding at end of period        2,907

PRUDENTIAL SERIES FUND                         PRUDENTIAL SERIES FUND
CONSERVATIVE BALANCED           07/31/97*      JENNISON                            07/31/97*
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of year (rounded)     $10.00         Beginning of year (rounded)         $10.00
End of year (rounded)           $10.03         End of period (rounded)             $9.87
Accumulation Units                             Accumulation Units
Outstanding at end of year      563            Outstanding at end of period        3,111

PRUDENTIAL SERIES FUND                         PRUDENTIAL SERIES FUND
FLEXIBLE MANAGED                07/31/97*      GLOBAL                              07/31/97*
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of period (rounded)   $10.00         Beginning of period (rounded)       $10.00
End of period (rounded)         $9.99          End of period (rounded)             $8.95
Accumulation Units                             Accumulation Units
Outstanding at end of period    4,286          Outstanding at end of period        1,576

PRUDENTIAL SERIES FUND                         AIM V.I.
HIGH YIELD BOND                 07/31/97*      GROWTH AND INCOME                   07/31/97*
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of period (rounded)   $10.00         Beginning of period (rounded)       $10.00
End of period (rounded)         $10.37         End of period (rounded)             $9.79
Accumulation Units                             Accumulation Units
Outstanding at end of period    1,952          Outstanding at end of period        1,122

*Commencement of Operations
                                           A-10

NOTES TO FINANCIAL STATEMENTS OF DISCOVERY ACCOUNT

NOTE 10 (CONT'D): CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUES FOR THE DISCOVERY ACCOUNT

AIM V.I.                                       OCC ACCUMULATION TRUST
VALUE                           07/31/97       MANAGED                             07/31/97
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of period (rounded)   $10.00         Beginning of period (rounded)       $10.00
End of period (rounded)$9.89                   End of period (rounded)             $10.13
Accumulation Units
Outstanding at end of period    1,738          Outstanding at end of year          2,135

JANUS ASPEN GROWTH                             OCC ACCUMULATION TRUST
                                07/31/97       SMALL CAP                           07/31/97
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of period (rounded)   $10.00         Beginning of period (rounded)       $10.00
End of period (rounded)         $9.92          End of year (rounded)               $10.20
Accumulation Units                             Accumulation Units
Outstanding at end of period    462            Outstanding at end of year          2,781

JANUS ASPEN                                    T. ROWE PRICE
INTERNATIONAL GROWTH            07/31/97       EQUITY INCOME                       07/31/97
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of year (rounded)     $10.00         Beginning of year (rounded)         $10.00
End of year (rounded)           $9.44          End of year (rounded)               $10.54
Accumulation Units                             Accumulation Units
Outstanding at end of year      942            Outstanding at end of year          1,704

MFS                                            T. ROWE PRICE
EMERGING GROWTH                 07/31/97       INTERNATIONAL STOCK                 07/31/97
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of year (rounded)     $10.00         Beginning of year (rounded)         $10.00
End of year (rounded)           $9.95          End of year (rounded)               $8.92
Accumulation Units                             Accumulation Units
Outstanding at end of year      470            Outstanding at end of year          216

MFS                                            WARBURG PINCUS
RESEARCH                        07/31/97       POST-VENTURE CAPITAL                07/31/97
                                   to                                                 to
                                12/31/97                                           12/31/97
                                --------                                           --------
Beginning of year (rounded)     $10.00         Beginning of year (rounded)         $10.00
End of year (rounded)           $9.67          End of year (rounded)               $10.08
Accumulation Units
Outstanding at end of year      779            Outstanding at end of year          5


*Commencement of Operations
                                           A-11

Report of Independent Accountants

To the Contract Holders of
The Prudential Discovery Select Group Variable Contract Account and the Board of Directors of The Prudential Insurance Company of America

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Prudential Series Fund Money Market Subaccount, Prudential Series Fund Diversified Bond Subaccount, Prudential Series Fund Government Income Subaccount, Prudential Series Fund Conservative Balanced Subaccount, Prudential Series Fund Flexible Managed Subaccount, Prudential Series Fund High Yield Bond Subaccount, Prudential Series Fund Stock Index Subaccount, Prudential Series Fund Equity Income Subaccount, Prudential Series Fund Equity Subaccount, Prudential Series Fund Jennison Subaccount, Prudential Series Fund Global Subaccount, AIM V.I. Growth and Income Subaccount, AIM V.I. Value Subaccount, Janus Aspen Growth Subaccount, Janus Aspen International Growth Subaccount, MFS Emerging Growth Subaccount, MFS Research Subaccount, OCC Accumulation Trust Managed Subaccount, OCC Accumulation Trust Small Cap Subaccount, T. Rowe Price Equity Income Subaccount, T. Rowe Price International Stock Subaccount and Warburg Pincus Post-Venture Capital Subaccount (separately managed portfolios of The Prudential Discovery Select Group Variable Contract Account; the "Account") at December 31, 1997, and the results of each of their operations and the changes in each of their net assets for the period July 31, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 26, 1998

                              A-12


                       REPORT OF INDEPENDENT ACCOUNTANTS
                       ---------------------------------


March 5, 1998

To the Board of Directors and Policyholders of The Prudential Insurance Company of America

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Prudential Insurance Company of America and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
The Prudential Insurance Company of America
Newark, New Jersey

We have audited the accompanying consolidated statements of operations, changes in equity, and cash flows of The Prudential Insurance Company of America and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated statements of operations, changes in equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of The Prudential Insurance Company of America and subsidiaries for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
June 4, 1997


                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                        CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
                                          DECEMBER 31, 1997 AND 1996 (IN MILLIONS)

                                                                                                   1997               1996
                                                                                                -----------        -----------
ASSETS
  Fixed maturities:
    Available for sale, at fair value (amortized cost, 1997: $71,496; 1996: $64,545) .......... $    75,270        $    66,553
    Held to maturity, at amortized cost (fair value, 1997: $19,894; 1996: $21,362) ............      18,700             20,403
  Trading account assets, at fair value........................................................       6,044              4,219
  Equity securities, available for sale, at fair value (cost, 1997: $2,376; 1996: $2,103) .....       2,810              2,622
  Mortgage loans on real estate ...............................................................      16,004             17,097
  Investment real estate ......................................................................       1,519              2,586
  Policy loans ................................................................................       6,827              6,692
  Securities purchased under agreements to resell .............................................       8,661              5,347
  Cash collateral for borrowed securities .....................................................       5,047              2,416
  Short-term investments ......................................................................      12,106              9,294
  Other long-term investments .................................................................       3,360              2,995
                                                                                                -----------        -----------
    Total investments .........................................................................     156,348            140,224

  Cash ........................................................................................       3,636              2,091
  Deferred policy acquisition costs ...........................................................       5,994              6,291
  Accrued investment income ...................................................................       1,909              1,828
  Receivables from broker-dealer clients ......................................................       6,273              5,281
  Other assets ................................................................................      11,276              9,990
  Separate Account assets .....................................................................      74,046             63,358
                                                                                                -----------        -----------
TOTAL ASSETS .................................................................................. $   259,482        $   229,063
                                                                                                ===========        ===========

LIABILITIES AND EQUITY

LIABILITIES
  Future policy benefits ...................................................................... $    65,581        $    63,955
  Policyholders' account balances .............................................................      32,941             36,009
  Other policyholders' liabilities ............................................................       6,659              6,043
  Policyholders' dividends ....................................................................       1,269                714
  Securities sold under agreements to repurchase ..............................................      12,347              7,503
  Cash collateral for loaned securities .......................................................      14,117              8,449
  Short-term debt .............................................................................       6,774              6,562
  Long-term debt ..............................................................................       4,273              3,760
  Income taxes payable ........................................................................         500              1,544
  Payables to broker-dealer clients ...........................................................       3,338              3,018
  Securities sold but not yet purchased .......................................................       3,533              1,900
  Other liabilities ...........................................................................      14,774              8,238
  Separate Account liabilities ................................................................      73,658             62,845
                                                                                                -----------        -----------
    TOTAL LIABILITIES .........................................................................     239,764            210,540
                                                                                                ===========        ===========

COMMITMENTS AND CONTINGENCIES (SEE NOTES 12, 13 AND 14)

EQUITY
  Retained earnings ...........................................................................      18,051             17,443
  Net unrealized investment gains .............................................................       1,752              1,136
  Foreign currency translation adjustments ....................................................         (85)               (56)
                                                                                                -----------        -----------
    TOTAL EQUITY ..............................................................................      19,718             18,523
                                                                                                -----------        -----------
TOTAL LIABILITIES AND EQUITY .................................................................. $   259,482        $   229,063
                                                                                                ===========        ===========


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS




                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                            CONSOLIDATED STATEMENTS OF OPERATIONS
                                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)

                                                                                    1997            1996             1995
                                                                                ------------     -----------      -----------
REVENUES
  Premiums .................................................................... $     18,534     $    18,962      $    19,783
  Policy charges and fee income ...............................................        1,828           1,912            1,824
  Net investment income .......................................................        9,863           9,742           10,178
  Realized investment gains, net ..............................................        2,187           1,138            1,503
  Commissions and other income ................................................        4,661           4,521            3,952
                                                                                ------------     -----------      -----------
    Total revenues ............................................................       37,073          36,275           37,240
                                                                                ------------     -----------      -----------

BENEFITS AND EXPENSES
  Policyholders' benefits .....................................................       18,208          19,306           19,470
  Interest credited to policyholders' account balances ........................        2,043           2,251            2,739
  Dividends to policyholders ..................................................        2,429           2,339            2,317
  General and administrative expenses .........................................       11,926          10,875           10,345
  Sales practice remediation costs ............................................        1,640             410               --
                                                                                ------------     -----------      -----------
    Total benefits and expenses ...............................................       36,246          35,181           34,871
                                                                                ------------     -----------      -----------

INCOME FROM OPERATIONS BEFORE INCOME TAXES ....................................          827           1,094            2,369
                                                                                ------------     -----------      -----------
  Income taxes
    Current ...................................................................          (46)            406            1,293
    Deferred ..................................................................          263            (390)            (167)
                                                                                ------------     -----------      -----------
                                                                                         217              16            1,126
                                                                                ------------     -----------      -----------

NET INCOME .................................................................... $        610     $     1,078      $     1,243
                                                                                ============     ===========      ===========

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
           YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)



                                                                      FOREIGN           NET
                                                                      CURRENCY       UNREALIZED
                                                     RETAINED       TRANSLATION      INVESTMENT        TOTAL
                                                     EARNINGS       ADJUSTMENTS        GAINS           EQUITY
                                                    ---------       -----------      ----------      ---------
BALANCE, JANUARY 1, 1995 ........................   $  15,126       $     (42)       $      16       $  15,100
  Net income ....................................       1,243              --               --           1,243
  Change in foreign currency translation
    adjustments .................................          --              18               --              18
  Change in net unrealized investment gains .....          --              --            2,381           2,381
                                                    ---------       ---------        ---------       ---------

BALANCE, DECEMBER 31, 1995 ......................      16,369             (24)           2,397          18,742
  Net income ....................................       1,078              --               --           1,078
  Change in foreign currency translation
    adjustments .................................          --             (32)              --             (32)
  Change in net unrealized investment gains .....          --              --           (1,261)         (1,261)
  Additional pension liability adjustment .......          (4)             --               --              (4)
                                                    ---------       ---------        ---------       ---------

BALANCE, DECEMBER 31, 1996 ......................      17,443             (56)           1,136          18,523
  Net income ....................................         610              --               --             610
  Change in foreign currency translation
    adjustments .................................          --             (29)              --             (29)
  Change in net unrealized investment gains .....          --              --              616             616
  Additional pension liability adjustment .......          (2)             --               --              (2)
                                                    ---------       ---------        ---------       ---------
BALANCE, DECEMBER 31, 1997 ......................   $  18,051       $     (85)       $   1,752       $  19,718
                                                    =========       =========        =========       =========

                             SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
           YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)


                                                                        1997             1996             1995
                                                                     ----------        ---------        ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income .....................................................   $     610         $   1,078        $   1,243
  Adjustments to reconcile net income to
   net cash provided by operating activities:
    Realized investment gains, net ...............................      (2,187)           (1,138)          (1,503)
    Policy charges and fee income ................................        (258)             (208)            (201)
    Interest credited to policyholders' account balances .........       2,043             2,128            2,616
    Depreciation and amortization ................................         258               266              398
    Other, net ...................................................       4,681            (1,180)          (2,628)
    Loss (gain) on divestitures ..................................        --                (116)             297
    Change in:
      Deferred policy acquisition costs ..........................         143              (122)            (214)
      Policy liabilities and insurance reserves ..................       2,477             2,471            2,382
      Securities purchased under agreements to resell ............      (3,314)             (217)             461
      Trading account assets .....................................      (1,825)             (433)           2,579
      Income taxes receivable/payable ............................      (1,391)             (937)             194
      Cash collateral for borrowed securities ....................      (2,631)             (332)              25
      Broker-dealer client receivables/payables ..................        (672)             (607)            (420)
      Securities sold but not yet purchased ......................       1,633               251             (225)
      Securities sold under agreements to repurchase .............       4,844              (490)            (712)
                                                                     ---------         ---------        ---------
       CASH FLOWS FROM OPERATING ACTIVITIES ......................   $   4,411         $     414        $   4,292
                                                                     ---------         ---------        ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity of:
   Fixed maturities, available for sale ..........................   $ 123,550         $ 123,368        $  97,084
   Fixed maturities, held to maturity ............................       4,042             4,268            3,767
   Equity securities, available for sale .........................       2,572             2,162            2,370
   Mortgage loans on real estate .................................       4,299             5,731            5,553
   Investment real estate ........................................       1,842               615              435
   Other long-term investments ...................................       5,081             3,203            3,385
   Divestitures ..................................................        --                  52              790
  Payments for the purchase of:
   Fixed maturities, available for sale ..........................    (129,854)         (125,093)        (101,197)
   Fixed maturities, held to maturity ............................      (2,317)           (2,844)          (6,803)
   Equity securities, available for sale .........................      (2,461)           (2,384)          (1,391)
   Mortgage loans on real estate .................................      (3,363)           (1,906)          (3,015)
   Investment real estate ........................................        (241)             (142)            (387)
   Other long-term investments ...................................      (4,148)           (2,060)          (1,849)
  Cash collateral for securities loaned (net) ....................       5,668             2,891            3,471
  Short-term investments (net) ...................................      (2,848)           (1,915)           2,793
                                                                     ---------         ---------        ---------
       CASH FLOWS FROM INVESTING ACTIVITIES ......................   $   1,822         $   5,946        $   5,006
                                                                     ---------         ---------        ---------

                              SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

              YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)


                                                                        1997              1996             1995
                                                                     ---------         ---------         ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account deposits ................................   $   5,020         $   2,799         $   2,724
  Policyholders' account withdrawals .............................      (9,873)           (8,099)           (9,164)
  Net increase(decrease) in short-term debt ......................         305               583            (3,077)
  Proceeds from the issuance of long-term debt ...................         324                93               763
  Repayments of long-term debt ...................................        (464)           (1,306)              (30)
                                                                     ---------         ---------         ---------

       CASH FLOWS USED IN FINANCING ACTIVITIES ...................      (4,688)           (5,930)           (8,784)
                                                                     ---------         ---------         ---------

NET INCREASE IN CASH .............................................       1,545               430               514

CASH, BEGINNING OF YEAR ..........................................       2,091             1,661             1,147
                                                                     ---------         ---------         ---------

CASH, END OF YEAR ................................................   $   3,636         $   2,091         $   1,661
                                                                     =========         =========         =========

SUPPLEMENTAL CASH FLOW INFORMATION:

Income taxes paid ................................................   $     968         $     793         $     430
                                                                     ---------         ---------         ---------

Interest paid ....................................................   $   1,243         $   1,404         $   1,413
                                                                     ---------         ---------         ---------


                                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS

    The Prudential Insurance Company of America and its subsidiaries (collectively, "the Company") provide insurance and financial services throughout the United States and many locations worldwide. Principal products and services provided include life and health insurance, annuities, pension and retirement related investments and administration, managed healthcare, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of the Prudential Insurance Company of America, a mutual life insurance company, and its subsidiaries, and those partnerships and joint ventures in which the Company has a controlling interest. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

    INVESTMENTS

    FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity." The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale," net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Net unrealized investment gains."

    TRADING ACCOUNT ASSETS are carried at estimated fair value.

    EQUITY SECURITIES, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Net unrealized investment gains."

     MORTGAGE LOANS ON REAL ESTATE are stated primarily at unpaid principal balances, net of unamortized discounts and allowance for losses on impaired loans. Impaired loans are identified by management as loans in which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan's effective interest rate or the fair value of the collateral, if the loan is collateral dependent. The Company's periodic evaluation of the adequacy of the allowance for losses is based on a number of factors, including past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans.

    Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest or earlier when management has serious doubts about collectibility. When a loan is recognized as

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    impaired, any accrued but unpaid interest previously recorded on such loan is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

    INVESTMENT REAL ESTATE, which the Company has the intent to hold for the production of income, is carried at depreciated cost less any write-downs to fair value for impairment losses. Depreciation on real estate is computed using the straight-line method over the estimated lives of the properties. Real estate to be disposed of is carried at the lower of depreciated cost or fair value less selling costs and is not depreciated once classified as such.

    POLICY LOANS are carried at unpaid principal balances.

    SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL AND SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased is monitored, and additional collateral is requested, where appropriate, to protect against credit exposure.

    SECURITIES BORROWED AND SECURITIES LOANED are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the Consolidated Statements of Financial Position. Substantially, all the Company's securities borrowed contracts are with other brokers and dealers, commercial banks and institutional clients. Substantially, all of the Company's securities loaned are with large brokerage firms.

    These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

    SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

    OTHER LONG-TERM INVESTMENTS primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control and derivatives held for purposes other than trading. Joint venture and partnership investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

    REALIZED INVESTMENT GAINS, NET are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments considered to be other than temporary. Allowances for losses on mortgage loans on real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Unrealized gains and losses on trading account assets are included in "Commissions and other income."

    CASH

    Cash includes cash on hand, amounts due from banks, and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    For life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts (up to 45 years) in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. The effect of changes in estimated gross margins is reflected in earnings in the period they are revised. Policy acquisition costs related to interest-sensitive products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 15 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated periodically. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

    For property and casualty contracts, deferred policy acquisition costs are amortized over the period in which related premiums are earned. Future investment income is considered in determining the recoverability of deferred policy acquisition costs.

    For disability insurance, health insurance, group life insurance and most group annuities, acquisition costs are expensed as incurred.

    POLICYHOLDERS' DIVIDENDS

    The amount of the dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

    SEPARATE ACCOUNT ASSETS AND LIABILITIES

    Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension fund and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

    INSURANCE REVENUE AND EXPENSE RECOGNITION

    Premiums from participating insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded using the net level premium method.

    Premiums from non-participating group annuities with life contingencies are generally recognized when due. For single premium immediate annuities and structured settlements, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Amounts received as payment for interest sensitive investment contracts, deferred annuities and participating group annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges and interest earned from the investment of these account balances. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

    For disability insurance, group life insurance, health insurance and property and casualty insurance, premiums are recognized over the period to which the premiums relate in proportion to the amount of insurance protection provided. Claim and claim adjustment expenses are recognized when incurred.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    FOREIGN CURRENCY TRANSLATION ADJUSTMENTS

    Assets and liabilities of foreign operations and subsidiaries reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity. The cumulative effect of changes in foreign exchange rates are included in "Foreign currency translation adjustments."

    COMMISSIONS AND OTHER INCOME

    Commissions and other income principally includes securities and commodities, commission revenues, asset management fees, investment banking revenue and realized and unrealized gains on trading account assets of the Company's broker-dealer subsidiary.

    DERIVATIVE FINANCIAL INSTRUMENTS

    Derivatives include swaps, forwards, futures, options and loan commitments subject to market risk, all of which are used by the Company in both trading and other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis as an adjustment to the carrying amount or to the yield of the related assets or liabilities over the periods covered by the derivative contracts. Gains and losses relating to early terminations of interest rate swaps used to hedge are deferred and amortized over the remaining period originally covered by the swap. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are deferred and utilized to adjust the basis of the transaction once it has closed. If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

    DERIVATIVES HELD FOR TRADING PURPOSES are used in the Company's securities broker-dealer business and in a limited-purpose swap subsidiary to meet the risk management needs of its customers by structuring transactions that allow customers to manage their exposure to interest rates, foreign exchange rates, indices or prices of securities and commodities and when possible, matched trading positions are established to minimize risk to the Company. Derivatives used for trading purposes are recorded at fair value as of the reporting date. Realized and unrealized changes in fair values are included in "Commissions and other income" in the period in which the changes occur.

    DERIVATIVES HELD FOR PURPOSES OTHER THAN TRADING are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

    INCOME TAXES

    The Company and its domestic subsidiaries file a consolidated federal income tax return. The Internal Revenue Code (the "Code") limits the amount of non-life insurance losses that may offset life insurance company taxable income. The Code also imposes an "equity tax" on mutual life insurance companies which, in effect, imputes an additional tax to the Company based on a formula that calculates the difference between stock and mutual insurance companies' earnings. Income taxes include an estimate for changes in the total equity tax to be paid for current and prior years. Subsidiaries operating outside the United States are taxed under applicable foreign statutes.

    Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

    NEW ACCOUNTING PRONOUNCEMENTS

    In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not and will not have a material impact on the Company's results of operations, financial condition and liquidity.

    In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

    RECLASSIFICATIONS

    Certain amounts in the prior years have been reclassified to conform to current year presentation.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS


   FIXED MATURITIES AND EQUITY SECURITIES

   The following tables provide additional information relating to fixed maturities and equity securities (excluding trading account assets) as of December 31:


                                                                                     1997
                                                      ------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED        ESTIMATED
                                                           COST              GAINS            LOSSES         FAIR VALUE
                                                      --------------    --------------    --------------    ------------
FIXED MATURITIES AVAILABLE FOR SALE                                              (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $        9,755    $          783    $           --    $     10,538

Obligations of U.S. states and
   their political subdivisions.....................           1,375                93                --           1,468

Foreign government bonds............................           3,177               218                17           3,378

Corporate securities................................          49,997             2,601               144          52,454

Mortgage-backed securities..........................           6,828               210                 5           7,033

Other fixed maturities..............................             364                35                --             399
                                                      --------------    --------------    --------------    ------------
Total fixed maturities available for sale...........  $       71,496    $        3,940    $          166    $     75,270
                                                      ==============    ==============    ==============    ============
EQUITY SECURITIES AVAILABLE FOR SALE................  $        2,376    $          680    $          246    $      2,810
                                                      ==============    ==============    ==============    ============


                                                                                     1997
                                                      ------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                      --------------    --------------    --------------    ------------
FIXED MATURITIES HELD TO MATURITY                                                (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $           88    $            -    $            -    $         88

Obligations of U.S. states and
  their political subdivisions......................             152                 4                 1             155

Foreign government bonds............................              33                 5                 -              38

Corporate securities................................          18,282             1,212                34          19,460

Mortgage-backed securities..........................               1                 -                 -               1

Other fixed maturities..............................             144                 8                 -             152
                                                      --------------    --------------    --------------    ------------
Total fixed maturities held to maturity.............  $       18,700    $        1,229    $           35    $     19,894
                                                      ==============    ==============    ==============    ============


                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


3. INVESTMENTS (CONTINUED)

                                                                                     1996
                                                     -------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                     ---------------    --------------    --------------    ------------
FIXED MATURITIES AVAILABLE FOR SALE                                              (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $       10,618    $          361    $           77    $     10,902

Obligations of U.S. states and
  their political subdivisions......................           1,104                29                 2           1,131

Foreign government bonds............................           2,814               137                12           2,939

Corporate securities................................          43,593             1,737               284          45,046

Mortgage-backed securities..........................           6,377               140                21           6,496

Other fixed maturities..............................              39                 1                 1              39
                                                     ---------------    --------------    --------------    ------------

Total fixed maturities available for sale........... $        64,545    $        2,405    $          397    $     66,553
                                                     ===============    ==============    ==============    ============

EQUITY SECURITIES AVAILABLE FOR SALE................ $         2,103    $          659    $          140    $      2,622
                                                     ===============    ==============    ==============    ============

                                                                                     1996
                                                     -------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                     ---------------    --------------    --------------    ------------
FIXED MATURITIES HELD TO MATURITY                                                (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies......... $           309    $            3    $            6    $        306

Obligations of U.S. states and
  their political subdivisions......................               7                --                --               7

Foreign government bonds............................             162                11                --             173

Corporate securities................................          19,886             1,033                82          20,837

Mortgage-backed securities..........................              26                --                --              26

Other fixed maturities..............................              13                --                --              13
                                                     ---------------    --------------    --------------    ------------
Total fixed maturities held to maturity............. $        20,403    $        1,047    $           88    $     21,362
                                                     ===============    ==============    ==============    ============

                          INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS (CONTINUED)


   The amortized cost and estimated fair value of fixed maturities by contractual maturities at December 31, 1997, is shown below:

                                                            AVAILABLE FOR SALE                HELD TO MATURITY
                                                   --------------------------------    ------------------------------
                                                                       ESTIMATED                          ESTIMATED
                                                     AMORTIZED           FAIR               AMORTIZED       FAIR
                                                       COST              VALUE                COST          VALUE
                                                   --------------    --------------    --------------    ------------
                                                            (IN MILLIONS)                       (IN MILLIONS)
   Due in one year or less.......................  $        1,991    $        2,011    $          686    $        695
   Due after one year through five years.........          18,916            19,226             4,496           4,659
   Due after five years through ten years........          16,776            17,494             7,161           7,551
   Due after ten years...........................          26,985            29,506             6,356           6,988

   Mortgage-backed securities....................           6,828             7,033                 1               1
                                                   --------------    --------------    --------------    ------------
   Total.........................................  $       71,496    $       75,270    $       18,700    $     19,894
                                                   ==============    ==============    ==============    ============

   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations

   Proceeds from the repayment of held to maturity fixed maturities during 1997, 1996 and 1995 were $4,042 million, $4,268 million, and $3,767 million, respectively. Gross gains of $62 million, $78 million, and $27 million, and gross losses of $1 million, $7 million, and $0.2 million were realized on prepayment of held to maturity fixed maturities during 1997, 1996 and 1995, respectively.

   Proceeds from the sale of available for sale fixed maturities during 1997, 1996 and 1995 were $120,604 million, $121,910 million and $96,134 million, respectively. Proceeds from the maturity of available for sale fixed maturities during 1997, 1996 and 1995 were $2,946 million, $1,458 million, and $950 million, respectively. Gross gains of $1,310 million, $1,562 million, and $2,052 million and gross losses of $639 million, $1,026 million, and $941 million were realized on sales and prepayments of available for sale fixed maturities during 1997, 1996 and 1995, respectively.

   Write downs for impairments of fixed maturities which were deemed to be other than temporary were $13 million, $54 million and $100 million for the years 1997, 1996 and 1995, respectively.

   During the year ended December 31, 1997, there were no securities classified as held to maturity that were sold and two securities so classified were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The aggregate amortized cost of the securities transferred was $26 million with gross unrealized investment gains of $0.5 million charged to "Net unrealized investment gains."

   During the year ended December 31, 1996, one security classified as held to maturity was sold and two securities so classified were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The amortized cost of the security sold was $35 million with a related realized investment loss of $0.7 million; the aggregate amortized cost of the securities transferred was $26 million with gross unrealized investment losses of $6 million charged to "Net unrealized investment gains."

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     MORTGAGE LOANS ON REAL ESTATE

     The Company's mortgage loans were collateralized by the following property types at December 31:

                                                                 1997                                  1996
                                                 ---------------------------------      --------------------------------
                                                                                (IN MILLIONS)
Office buildings...............................  $         4,692             28.5%      $        6,056             34.4%
Retail stores..................................            3,078             18.7%               3,676             20.9%
Residential properties.........................              891              5.4%                 961              5.4%
Apartment complexes............................            3,551             21.6%               2,954             16.8%
Industrial buildings...........................            1,958             11.9%               1,807             10.3%
Agricultural properties........................            1,666             10.1%               1,550              8.8%
Other..........................................              618              3.8%                 608              3.4%
                                                 ---------------         ---------      --------------            ------
                                       Subtotal           16,454            100.0%              17,612            100.0%
                                                                         =========                                ======
Allowance for losses...........................             (450)                                 (515)
                                                 ---------------                        --------------
Net carrying value.............................  $        16,004                        $       17,097
                                                 ===============                        ==============

     The mortgage loans are geographically dispersed throughout the United States and Canada with the largest concentrations in California (25.3%) and New York (8.3%) at December 31, 1997. Included in the above balances are mortgage loans receivable from affiliated joint ventures of $225 million and $461 million at December 31, 1997 and 1996, respectively.

     Activity in the allowance for losses for all mortgage loans, for the years ended December 31, is summarized as follows:

                                                                1997               1996              1995
                                                          ----------------   ----------------   ---------------
                                                                              (IN MILLIONS)
Allowance for losses, beginning of year..............     $            515   $            862   $         1,004
Additions charged to operations......................                   19                  9                 6
Release of allowance for losses......................                  (60)              (256)              (32)
Charge-offs, net of recoveries.......................                  (24)              (100)             (116)
                                                           ---------------   ----------------   ---------------
Allowance for losses, end of year....................     $            450   $            515   $           862
                                                          ================   ================   ===============

     The $60 million, $256 million and $32 million reduction of the mortgage loan allowance for losses in 1997, 1996 and 1995, respectively, is primarily attributable to the improved economic climate, changes in the nature and mix of borrowers and underlying collateral and a significant decrease in impaired loans consistent with a general decrease in the mortgage loan portfolio due to prepayments, sales and foreclosures.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     Impaired mortgage loans and related allowance for losses at December 31, are as follows:

                                                                        1997                     1996
                                                                 -----------------        ------------------
                                                                               (IN MILLIONS)
Impaired mortgage loans with allowance for losses .............  $             330        $              941
Impaired mortgage loans with no allowance for losses ..........              1,303                     1,491
Allowance for losses ..........................................                (97)                     (189)
                                                                 -----------------        ------------------
Net carrying value of impaired mortgage loans .................  $           1,536        $            2,243
                                                                 =================        ==================

     Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. The average recorded investment in impaired loans before allowance for losses was $2,102 million, $2,842 million and $4,146 million during 1997, 1996 and 1995, respectively. Net investment income recognized on these loans totaled $140 million, $265 million and $415 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     INVESTMENT REAL ESTATE

     The Company's "investment real estate" of $1,519 million and $2,586 million at December 31, 1997 and 1996, respectively, is held through direct ownership. Of the Company's real estate, $1,490 million and $406 million consists of commercial and agricultural assets held for disposal at December 31, 1997 and 1996, respectively. Impairment losses and the valuation allowances aggregated $40 million, $38 million and $124 million for the years ended December 31, 1997, 1996 and 1995, respectively, and are included in "Realized investment gains, net."

     RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $2,783 million and $2,453 million at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Additionally, assets valued at $2,352 million at December 31, 1997, were held in voluntary trusts. Of this amount, $1,801 million related to the multi-state policyholder settlement as described in Note 14. The remainder relates to trusts established to fund guaranteed dividends to certain policyholders. The terms of these trusts provide that the assets are to be used for payment of the designated settlement and dividend benefits, as the case may be. Assets valued at $741 million and $3,414 million at December 31, 1997 and 1996, respectively, were maintained as compensating balances or pledged as collateral for bank loans and other financing agreements. Restricted cash and securities of $1,835 million and $1,614 million at December 31, 1997, and 1996, respectively, were included in the consolidated financial statements. The restricted cash represents funds deposited by clients and funds accruing to clients as a result of trades or contracts.

     OTHER LONG-TERM INVESTMENTS

     The Company's "Other long-term investments" of $3,360 million and $2,995 million as of December 31, 1997 and 1996, respectively, are composed of $1,349 million and $832 million in real estate related interests and $2,011 million and $2,163 million of non-real estate related interests, including a $149 million net investment in a leveraged lease entered into in 1997. The Company's share of net income from such entities was $411 million, $245 million, and $326 million for 1997, 1996, and 1995, respectively, and is reported in "Net investment income."

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                              (IN MILLIONS)
Fixed maturities-available for sale........................   $        5,074   $        4,871  $       4,774
Fixed maturities-held to maturity..........................            1,622            1,793          1,717
Trading account assets.....................................              504              444            588
Equity securities-available for sale ......................               52               81             57
Mortgage loans on real estate..............................            1,555            1,690          2,075
Real estate ...............................................              565              685            742
Policy loans...............................................              396              384            392
Securities purchased under agreements to resell............               15               11             19
Receivables from broker-dealer clients.....................              706              579            678
Short-term investments.....................................              697              536            590
Other investment income....................................              573              725            983
                                                              --------------   --------------  -------------
Gross investment income....................................           11,759           11,799         12,615
Less investment expenses...................................           (1,896)          (2,057)        (2,437)
                                                              --------------   --------------  -------------
Net investment income......................................   $        9,863   $        9,742  $      10,178
                                                              ==============   ==============  =============

     REALIZED INVESTMENT GAINS, NET, including changes in allowances for losses and charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                               (IN MILLIONS)
Fixed maturities.......................................       $          684   $          513   $     1,180
Mortgage loans on real estate .........................                   68              248            67
Investment real estate ................................                  700               76           (19)
Equity securities-available for sale ..................                  363              267           400
Other gains (losses)...................................                  372               34          (125)
                                                              --------------   --------------   -----------

Realized investment gains, net.........................       $        2,187   $        1,138   $     1,503
                                                              ==============   ==============   ===========


     NET UNREALIZED INVESTMENT GAINS on securities available for sale are included in the consolidated statement of financial position as a component of equity, net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                                       1997                  1996
                                                                -----------------     -----------------
                                                                             (IN MILLIONS)
Balance, beginning of year.................................     $          1,136      $           2,397
Changes in unrealized investment
  gains(losses) attributable to:
   Fixed maturities .......................................                1,766                 (2,892)
   Equity securities.......................................                  (85)                   254
   Participating group annuity contracts...................                 (564)                   479
   Deferred policy acquisition costs.......................                 (154)                   261
   Deferred federal income taxes...........................                 (347)                   637
                                                                -----------------     -----------------
   Sub-total...............................................                  616                 (1,261)
                                                                -----------------     -----------------
Balance, end of year.......................................     $          1,752      $           1,136
                                                                =================     =================

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     Based on the carrying value, assets categorized as "non-income producing" for the year ended December 31, 1997 included in fixed maturities available for sale, mortgage loans on real estate and other long term investments totaled $26 million, $93 million and $7 million, respectively.

4.   DEFERRED POLICY ACQUISITION COSTS

     The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:



                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                               (IN MILLIONS)
Balance, beginning of year ............................       $        6,291   $        6,088   $     6,403
Capitalization of commissions, sales and issue expenses                1,049              931           919
Amortization and other adjustments.....................               (1,192)            (989)         (783)
Change in unrealized investment gains .................                 (154)             261          (451)
                                                              --------------   --------------   -----------
Balance, end of year ..................................       $        5,994   $        6,291   $     6,088
                                                              ==============   ==============   ===========


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES

     FUTURE POLICY BENEFITS at December 31 are as follows:


                                                                       1997                  1996
                                                                -----------------     -----------------
                                                                             (IN MILLIONS)
Life insurance ............................................     $         46,712      $          44,118
Annuities .................................................               15,469                 14,828
Other contract liabilities ................................                3,400                  5,009
                                                                -----------------     -----------------
Future policy benefits ....................................     $         65,581      $          63,955
                                                                =================     =================

Life insurance liabilities include reserves for death and endowment policy benefits, terminal dividends, premium deficiency reserves and certain health benefits. Annuity liabilities include reserves for immediate annuities and non-participating group annuities. Other contract liabilities primarily consist of unearned premium and benefit reserves for group health products.

The following table highlights the key assumptions generally utilized in calculating these reserves:


          PRODUCT                  MORTALITY                INTEREST RATE            ESTIMATION METHOD
-------------------------     ------------------------      ---------------          ------------------------
Life insurance                Generally rates               2.5% to 7.5%             Net level premium
                              guaranteed in calculating                              based on non-forfeiture
                              cash surrender values                                  interest rate

Individual immediate          1983 Individual               3.25% to 11.25%          Present value of
annuities                     Annuity Mortality                                      expected future payments
                              Table with certain                                     based on historical
                              modifications                                          experience

Group annuities in            1950 Group                    3.75% to 17.35%          Present value of
payout status                 Annuity Mortality                                      expected future payments
                              Table  with certain                                    based on historical
                              modifications                                          experience

Other contract liabilities    --                            6.0% to 7.0%             Present value of
                                                                                     expected future payments
                                                                                     based on historical
                                                                                     experience

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES (CONTINUED)

     For the above categories, premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses. A premium deficiency reserve has been recorded for the group single premium annuity business, which consists of limited-payment, long duration, traditional non-participating annuities. A liability of $1,645 million and $1,320 million is included in "Future policy benefits" with respect to this deficiency for the years ended December 31, 1997 and 1996, respectively.

     POLICYHOLDERS' ACCOUNT BALANCES at December 31, are as follows:


                                                                          1997            1996
                                                                       ---------       ---------
                                                                             (IN MILLIONS)
     Individual annuities........................................      $   5,695       $   6,408
     Group annuities & guaranteed investment contracts...........         19,053          21,706
     Interest-sensitive life contracts...........................          3,160           2,888
     Dividend accumulations......................................          5,033           5,007
                                                                       ---------       ---------
     Policyholders' account balances.............................      $  32,941       $  36,009
                                                                       =========       =========

     Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

     Certain contract provisions that determine the policyholder account balances are as follows:

                                                                               WITHDRAWAL/
    PRODUCT                                      INTEREST RATE              SURRENDER CHARGES
    -----------------------------------   ------------------------    -------------------------------------
    Individual annuities                  3.1% to 6.6%                0% to 8% for up to 8 years

    Group annuities                       5.0% to 12.7%               Contractually  limited  or  subject to
                                                                      market value adjustments

    Guaranteed investment contracts       3.9% to 14.34%              Subject  to  market  value  withdrawal
                                                                      provisions  for  any  funds  withdrawn
                                                                      other than for benefit  responsive and
                                                                      contractual payments

    Interest sensitive life contracts     4.0% to 6.5%                Various up to 10 years

    Dividend accumulations                3.0% to 4.0%

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES (CONTINUED)

     OTHER POLICYHOLDERS' LIABILITIES. The following table provides a reconciliation of the activity in the liability for unpaid claims and claim adjustment expense for property and casualty and accident and health insurance, which is included in "Other policyholder's liabilities" at December 31:

                                                                          1997         1996          1995
                                                                      ----------    ----------    ----------
                                                                                  (IN MILLIONS)
     Balance at January 1.........................................    $    6,043    $    5,933    $    7,983
       Less reinsurance recoverables..............................           563           572           865
                                                                      ----------    ----------    ----------

     Net balance at January 1.....................................         5,480         5,361         7,118
                                                                      ----------    ----------    ----------

     Incurred related to:
       Current year...............................................        10,691        10,281        10,534
       Prior years................................................            11           (91)          141
                                                                      ----------    ----------    ----------

     Total incurred...............................................        10,702        10,190        10,675
                                                                      ----------    ----------    ----------

     Paid related to:
       Current year...............................................         7,415         7,497         7,116
       Prior years................................................         2,651         2,574         2,800
                                                                      ----------    ----------    ----------

     Total paid...................................................        10,066        10,071         9,916
                                                                      ----------    ----------    ----------
     Less Reinsurance
       Segment....................................................            --            --         2,516
                                                                      ----------    ----------    ----------

     Net balance at December 31...................................         6,116         5,480         5,361
       Plus reinsurance recoverables..............................           543           563           572
                                                                      ----------    ----------    ----------

     Balance at December 31.......................................    $    6,659    $    6,043    $    5,933
                                                                      ==========    ==========    ==========

     The changes in provision for claims and claim adjustment expenses related to prior years of $11 million, $(91) million and $141 million in 1997, 1996 and 1995, respectively, are due to such factors as changes in claim cost trends in healthcare, an accelerated decline in indemnity health business, and lower than anticipated property and casualty unpaid claims and claim adjustment expenses.

     The other policyholders' liabilities presented above consist primarily of unpaid claim liabilities which include estimates for liabilities associated with reported claims and for incurred but not reported claims based, in part, on the Company's experience. Changes in the estimated cost to settle unpaid claims are charged or credited to the statement of operations periodically as the estimates are revised. Accident and health unpaid claims liabilities for 1997 and 1996 included above are discounted using interest rates ranging from 6.0% to 7.5%.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


6.   SHORT-TERM AND LONG-TERM DEBT

     Debt consists of the following at December 31:

     SHORT-TERM DEBT

                                                                         1997                     1996
                                                                    --------------           --------------
                                                                                (IN MILLIONS)
     Commercial paper..........................................     $        4,268           $        4,511
     Notes payable.............................................              2,151                    1,614
     Current portion of long-term debt.........................                355                      437
                                                                    --------------           --------------

          Total short-term debt................................     $        6,774           $        6,562
                                                                    ==============           ==============

     The weighted average interest rate on outstanding short-term debt was approximately 6.0% and 5.6% at December 31, 1997 and 1996, respectively.

     The Company issues commercial paper primarily to manage operating cash flows and existing commitments, meet working capital needs and take advantage of current investment opportunities. Commercial paper borrowings are supported by various lines of credit.

     LONG-TERM DEBT

     DESCRIPTION                                        MATURITY DATES          RATE             1997            1996
     ------------------------------------             -----------------    --------------      ---------       ----------
                                                                                                     (IN MILLIONS)
     Floating rate notes ("FRN")                              1998               6.5%          $       40      $      128
     Long term notes                                      1998 - 2023          4% - 12%             1,194           1,023
     Zero coupon notes                                    1998 - 1999          8.6% (a)               334             365
     Australian dollar notes                                  1997                9%                   --              55
     Canadian dollar notes                                1997 - 1998        7.0% - 9.125%            117             320
     Japanese yen notes                                   1998 - 2000         0.5% - 4.6%             178              90
     Swiss francs notes                                       1998              3.875%                120             103
     Canadian dollar FRN                                      2003               5.89%                 96              96
     Surplus notes                                        2003 - 2025        6.875% - 8.3%            986             985
     Commercial paper backed by long-term
        credit agreements                                                                           1,500           1,000
     Other notes payable                                  1998 - 2017          4% - 7.5%               63              32
                                                                                               ----------      ----------
     Sub-total.............................................................................         4,628           4,197
        Less: current portion of long-term debt............................................          (355)           (437)
                                                                                               ----------      ----------
     Total long-term debt..................................................................    $    4,273      $    3,760
                                                                                               ==========      ==========

     (a) The rate shown for zero coupon notes, which do not bear interest, represents a level yield to maturity.

     Payment of interest and principal on the surplus notes of $686 million issued after 1993 may be made only with the prior approval of the Commissioner of Insurance of the State of New Jersey.

     In order to modify exposure to interest rate and currency exchange rate movements, the Company utilizes derivative instruments, primarily interest rate swaps, in conjunction with some of its debt issues. The effect of these derivative instruments is included in the calculation of the interest expense on the associated debt, and as a result, the effective interest rates on the debt may differ from the rates reflected in the tables above. Floating rates are determined by formulas and may be subject to certain minimum or maximum rates.

     Scheduled principal repayments of long-term debt as of December 31, 1997, are as follows: $357 million in 1998, $808 million in 1999, $260 million in 2000, $32 million in 2001, $1,814 million in 2002 and $1,379 million thereafter.

     At December 31, 1997, the Company had $8,257 million in lines of credit from numerous financial institutions of which $5,160 million were unused. These lines of credit generally have terms ranging from 1 to 5 years.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS

     PENSION PLANS

     The Company has one funded non-contributory defined benefit pension plan, which covers substantially all of its employees. The Company also has several non-contributory non-funded defined benefit plans covering certain executives. Benefits are generally based on career average earnings and credited length of service. The Company's funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Service contribution guidelines.

     Prepaid and accrued pension costs are included in "Other assets" and "Other liabilities," respectively, in the Company's consolidated statements of financial position. The status of these plans as of September 30, adjusted for fourth quarter activity related to funding activity and contractual termination benefits is summarized below:


                                                                 1997                                   1996
                                                  ---------------------------------      --------------------------------
                                                       ASSETS          ACCUMULATED           ASSETS          ACCUMULATED
                                                       EXCEED           BENEFITS             EXCEED           BENEFITS
                                                    ACCUMULATED          EXCEED            ACCUMULATED         EXCEED
                                                      BENEFITS           ASSETS             BENEFITS           ASSETS
                                                  ---------------    --------------      --------------     -------------
                                                                                (IN MILLIONS)
     Actuarial present value of
       benefit obligation:
       Vested benefit obligation..............      $     (4,129)     $       (205)        $    (3,826)     $        (180)
                                                    ============      ============         ===========      =============

       Accumulated benefit obligation.........      $     (4,434)     $       (226)        $    (4,121)     $        (198)
                                                    ============      ============         ===========      =============

     Projected benefit obligation.............      $     (5,238)     $       (319)        $    (4,873)     $        (274)

     Plan assets at fair value................             8,489                --               7,306                 --
                                                    ------------      ------------         -----------      -------------
     Plan assets in excess of (less than)
       projected benefit obligation...........             3,251              (319)              2,433               (274)
     Unrecognized transition amount...........              (662)                1                (769)                 1
     Unrecognized prior service cost..........               317                10                 356                 11
     Unrecognized net (gain) loss.............            (1,689)               45                (916)                16
     Additional minimum liability.............                --               (11)                 --                (10)
     Effect of fourth quarter activity........               (67)                4                 (98)                 4
                                                    ------------      ------------         -----------      -------------
     Prepaid (accrued) pension cost
       at December 31.........................      $      1,150      $       (270)        $     1,006      $        (252)
                                                    ============      ============         ===========      =============

     Plan assets consist primarily of equity securities, bonds, real estate and short-term investments, of which $6,022 million and $5,668 million are included in Separate Account assets and liabilities at December 31, 1997 and 1996, respectively.

     Effective December 31, 1996, The Prudential Securities Incorporated Cash Balance Plan (the "PSI Plan") was merged into The Retirement System for United States Employees and Special Agents of The Prudential Insurance Company of America (the "Prudential Plan"). The name of the merged plan is The Prudential Merged Retirement Plan ("Merged Retirement Plan"). All of the assets of the Merged Retirement Plan are available to pay benefits to participants and their beneficiaries who are covered by the Merged Retirement Plan. The merger of the plans had no effect on the December 31, 1996 consolidated financial position or results of operations.

     During 1996, the Prudential Plan was amended to provide cost of living adjustments for retirees. The effect of this plan amendment increased benefit obligations and unrecognized prior service cost by $170 million at September 30, 1996. In addition, the Prudential Plan was amended to provide contractual termination benefits to certain plan participants who were notified between September 15, 1996 and December 31, 1997 that their employment had been terminated. During 1997, the Prudential Retirement Plan Document, a component of the Merged Retirement Plan was amended to extend the contractual termination benefits to December 31, 1998. Costs related to these amendments are reflected below in contractual termination benefits.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     Net periodic pension income included in "General and administrative expenses" in the Company's consolidated statement of operations for the years ended December 31, 1997, 1996 and 1995 include the following components:


                                                                     1997                1996                 1995
                                                                --------------       -------------       --------------
                                                                                     (IN MILLIONS)
     Service cost-benefits earned during the year.........      $          127       $         140       $          133
     Interest cost on projected benefit obligation........                 376                 354                  392
     Actual return on plan assets.........................              (1,693)               (748)              (1,288)
     Net amortization and deferral........................               1,012                  73                  629
     Contractual termination benefits.....................                  30                  63                   --
                                                                --------------       -------------       --------------
     Net periodic pension income..........................      $         (148)      $        (118)      $         (134)
                                                                ==============       =============       ==============

     The assumptions at September 30 used by the Company are to calculate the projected benefit obligations as of that date and determine the pension expense for the following fiscal year:


                                                                       1997                1996                 1995
                                                                  --------------       -------------       --------------

     Discount rate..........................................           7.25%               7.75%                7.50%

     Rate of increase in compensation levels................           4.50%               4.50%                4.50%

     Expected long-term rate of return on plan assets.......           9.50%               9.50%                9.00%

     OTHER POSTRETIREMENT BENEFITS

     The Company provides certain life insurance and health care benefits for its retired employees, their beneficiaries and covered dependents. Substantially all of the Company's employees may become eligible to receive benefits if they retire after age 55 with at least 10 years of service, or under circumstances after age 50 with at least 20 years of continuous service.

     The Company has elected to amortize its transition obligation over 20 years. Post-retirement benefits are funded as considered necessary by Company management. The Company's funding of its postretirement benefit obligations totaled $43 million, $38 million and $94 million in 1997, 1996 and 1995, respectively.

     In 1995 the Company modified the restrictions on certain post-retirement plan assets to allow these assets to be used for benefits related to both active and retired employees. Formerly, these benefits were available only for retired employees. In connection with this modification, the Company transferred $120 million from one of these plans in 1995. Of the $120 million transferred, $45 million went to Union Post-Retirement Benefits and $75 million went to Union Medical Benefits.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     The status of the plan at September 30, adjusted for assets transferred to the plan in the fourth quarter, is provided below. Accrued post-retirement benefit costs are included in "Other liabilities" in the Company's consolidated statement of financial position.

                                                                                  1997            1996
                                                                               ----------      ----------
                                                                                     (IN MILLIONS)
     Accumulated postretirement benefit obligation (APBO):
        Retirees..........................................................     $  (1,516)      $  (1,423)
        Fully eligible active plan participants...........................           (36)            (35)
        Other active plan participants....................................          (576)           (544)
                                                                               ---------       ---------
           Total APBO.....................................................        (2,128)         (2,002)
     Plan assets at fair value............................................         1,354           1,313
                                                                               ---------       ---------
     Funded status........................................................          (774)           (689)
     Unrecognized transition amount.......................................           707             787
     Unrecognized net gain ...............................................          (364)           (428)
     Effects of fourth quarter activity...................................            33              28
                                                                               ---------       ---------
     Accrued postretirement benefit cost at December 31...................     $    (398)      $    (302)
                                                                               =========       =========

     Plan assets with respect to this coverage consist of group and individual variable life insurance policies, group life and health contracts, common stocks, U.S. government securities and short-term investments. Plan assets include $1,044 million and $1,003 million of Company insurance policies and contracts at December 31, 1997 and 1996, respectively.

     Net periodic postretirement benefit cost included in "General and administrative expenses" for the years ended December 31, 1997, 1996 and 1995 includes the following components:


                                                                       1997           1996            1995
                                                                    ----------     -----------     -----------
                                                                                  (IN MILLIONS)
     Service cost..............................................    $        38     $        45     $        44
     Interest cost.............................................            149             157             169
     Actual return on plan assets..............................           (120)           (105)           (144)
     Net amortization and deferral.............................             70              53             111
                                                                   -----------     -----------     -----------
     Net periodic postretirement benefit cost..................    $       137     $       150     $       180
                                                                   ===========     ===========     ===========

     The following assumptions at September 30 are used to calculate the APBO as of that date and determine postretirement benefit expense for the following fiscal year:


                                                                       1997            1996            1995
                                                                     ---------       ---------       ---------
     Discount rate.............................................          7.25%           7.75%           7.50%
     Rate of increase in compensation levels...................           4.5%            4.5%            4.5%
     Expected long-term rate of return on plan assets..........           9.0%            9.0%            8.0%
     Health care cost trend rates..............................      8.2-11.8%       8.5-12.5%       8.9-13.3%
     Ultimate health care cost trend rate after gradual
     decrease until 2006.......................................           5.0%            5.0%            5.0%


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     The effect of a 1% increase in health care cost trend rates for each future year on the following costs at December 31, are as follows:


                                                                     1997             1996             1995
                                                                  ----------       ----------       ----------
                                                                                  (IN MILLIONS)
     Accumulated postretirement benefit obligation............    $    (218)       $    (207)       $    (217)
     Service and interest costs...............................           24               25               27

     POSTEMPLOYMENT BENEFITS

     The Company accrues postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 1997 and 1996 was $144 million and $156 million, respectively, and is included in "Other liabilities."

     OTHER EMPLOYEE BENEFITS

     The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to three percent of annual salary, resulting in $63 million, $57 million, and $61 million of expenses included in "General and administrative expenses" for 1997, 1996 and 1995, respectively.

8.   INCOME TAXES

     The components of income tax expense for the years ended December 31, were as follows:


                                                                     1997             1996             1995
                                                                  ---------        ---------        ---------
                                                                                 (IN MILLIONS)
     Current tax expense (benefit):
     U.S......................................................    $    (158)       $     255        $   1,189
     State and Iocal..........................................           48              103               38
     Foreign..................................................           64               48               66
                                                                  ---------        ---------        ---------
     Total....................................................    $     (46)       $     406        $   1,293
                                                                  =========        =========        =========

     Deferred tax expense (benefit):
     U.S......................................................    $     227        $    (442)       $    (166)
     State and Iocal..........................................            3               (2)             (10)
     Foreign..................................................           33               54                9
                                                                  ---------        ---------        ---------
     Total....................................................    $     263        $    (390)       $    (167)
                                                                  =========        =========        =========

     Total income tax expense.................................    $     217        $      16        $   1,126
                                                                  =========        =========        =========

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.   INCOME TAXES (CONTINUED)

     The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                                        1997         1996         1995
                                                                      --------     --------     --------
                                                                                 (IN MILLIONS)
     Expected federal income tax expense..........................    $    290     $    382     $    829
     Equity tax...................................................         (91)        (365)         163
     State and local income taxes.................................          51          100           28
     Tax-exempt interest and dividend received deduction..........         (67)         (50)         (77)
     Other........................................................          34          (51)         183
                                                                      --------     --------     --------
     Total income tax expense.....................................    $    217     $     16     $  1,126
                                                                      ========     ========     ========


     Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                         1997             1996
                                                                       -------          --------
                                                                             (IN MILLIONS)
     Deferred tax assets
       Insurance reserves..........................................   $  1,482          $  1,316
       Policyholder dividends......................................        250               257
       Net operating loss carryforwards............................         80               268
       Depreciation................................................         --                44
       Litigation related reserves.................................        178               297
       Employee benefits...........................................         42                10
       Other.......................................................        360               329
                                                                      --------          --------
       Deferred tax assets before valuation allowance..............      2,392             2,521
       Valuation allowance.........................................        (18)              (36)
                                                                      --------          --------
       Deferred tax assets after valuation allowance...............      2,374             2,485
                                                                      --------          --------
     Deferred tax liabilities
       Investments.................................................      1,867             1,183
       Deferred acquisition costs..................................      1,525             1,707
       Depreciation................................................         36                --
       Other.......................................................         73               110
                                                                      --------          --------
       Deferred tax liabilities....................................      3,501             3,000
                                                                      --------          --------
     Net deferred tax liability....................................   $  1,127          $    515
                                                                      ========          ========


     The Company's income taxes payable of $500 million and $1,544 million includes a $627 million current income tax receivable at December 31, 1997 and a $1,029 million current income taxes payable at December 31, 1996.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.   INCOME TAXES (CONTINUED)

     Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its net deferred tax asset after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1997, the Company had state non-life operating loss carryforwards for tax purposes approximating $800 million.

     The Internal Revenue Service (the "Service") has completed an examination of the consolidated federal income tax return through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments, however, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

9.   EQUITY

     RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME

     Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP:


                                                                          1997         1996         1995
                                                                        --------     --------     --------
                                                                                   (IN MILLIONS)
     STATUTORY NET INCOME...........................................    $  1,471     $  1,402     $    478
     Adjustments to reconcile to net income on a GAAP basis:
       Insurance revenues and expenses..............................          12         (478)        (496)
       Income taxes.................................................         601          439         (596)
       Valuation of investments.....................................         (62)         121           --
       Realized investment gains....................................         702          327        1,562
       Litigation and other reserves................................      (1,975)        (906)          --
       Other, net...................................................        (139)         173          295
                                                                        --------     --------     --------
     GAAP NET INCOME................................................    $    610     $  1,078     $  1,243
                                                                        ========     ========     ========



                                                                          1997         1996
                                                                        --------     --------
                                                                             (IN MILLIONS)
     STATUTORY SURPLUS..............................................    $  9,242     $  9,375
     Adjustments to reconcile to equity on a GAAP basis:
       Deferred policy acquisition costs............................       5,994        6,291
       Valuation of investments.....................................       8,067        5,624
       Future policy benefits and policyholder account balances.....      (2,906)      (1,976)
       Non-admitted assets..........................................       1,643        1,285
       Income taxes.................................................      (1,070)        (654)
       Surplus notes................................................        (986)        (985)
       Other, net...................................................        (266)        (437)
                                                                        --------     --------
     GAAP EQUITY....................................................    $ 19,718     $ 18,523
                                                                        ========     ========


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.   EQUITY (CONTINUED)

     The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

10.  OPERATING LEASES

     The Company and its subsidiaries occupy leased office space in many locations under various long-term leases and have entered into numerous leases covering the long-term use of computers and other equipment. At December 31, 1997, future minimum lease payments under non-cancelable operating leases are estimated as follows:

                                                   (IN MILLIONS)

     1998........................................     $    313

     1999........................................          277

     2000........................................          230

     2001........................................          201

     2002........................................          171

     Remaining years after 2002..................          833
                                                   -----------

     Total.......................................     $  2,025
                                                   ===========



     Rental expense incurred for the years ended December 31, 1997 and 1996 was approximately $352 million and $343 million, respectively.


11.  DIVESTITURES

     In October 1995, the Company completed the sale of its reinsurance segment, Prudential Reinsurance Holdings, Inc., through an initial public offering of common stock. As a result of the sale, an after-tax loss of $297 million was recorded in 1995.

     On January 26, 1996, the Company entered into a definitive agreement to sell substantially all the assets of Prudential Home Mortgage Company, Inc. It has also liquidated certain mortgage-backed securities and extended warehouse losses, asset write downs, and other costs directly related to the planned sale. The Company recorded an after-tax loss in 1995 of $98 million which includes operating gains and losses, asset write downs and other costs directly related with the planned sale. The net assets of the mortgage banking segment at December 31, 1995 was $78 million, comprised of $4,293 million in assets and $4,215 million in liabilities.

     On July 31, 1996, the Company sold a substantial portion of its Canadian Branch business to the London Life Insurance Company ("London Life"). This transaction was structured as a reinsurance transaction whereby London Life assumed total liabilities of the Canadian Branch equal to $3,291 million as well as a related amount of assets equal to $3,205 million. This transfer resulted in a reduction of policy liabilities of $3,257 million and a corresponding reduction in invested assets. The Company recognized an after-tax gain in 1996 of $116 million as a result of this transaction, recorded in "Realized investment gains, net."

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value).

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FIXED MATURITIES AND EQUITY SECURITIES

     Fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

     MORTGAGE LOANS ON REAL ESTATE

     The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing and other loans, the fair value is based upon the present value of expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for current market spread for a similar quality mortgage.

     POLICY LOANS

     The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of swap agreements is estimated based on the present value of future cash flows under the agreements discounted at the applicable zero coupon U.S. Treasury rate and swap spread. The fair value of forwards, futures and options is estimated based on market quotes for a transaction with similar terms. The fair value of loan commitments is derived by comparing the contractual stream of fees with such fee streams adjusted to reflect current market rates that would be applicable to instruments of similar type, maturity, and credit standing.

     POLICYHOLDERS' ACCOUNT BALANCES

     Fair values of policyholders' account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

     DEBT

     The estimated fair value of short-term and long-term debt is derived by using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                             1997                               1996
                                                 --------------------------       ------------------------------
                                                   CARRYING      ESTIMATED           CARRYING         ESTIMATED
                                                    AMOUNT       FAIR VALUE           AMOUNT         FAIR VALUE
                                                 ------------   -----------       ------------    --------------
FINANCIAL ASSETS:                                                         (IN MILLIONS)
Other than trading:
-------------------
   Fixed maturities:
      Available for sale.......................   $    75,270   $    75,270        $    66,553       $    66,553
      Held to maturity.........................        18,700        19,894             20,403            21,362
   Equity securities...........................         2,810         2,810              2,622             2,622
   Mortgage loans on real estate...............        16,004        17,153             17,097            17,963
   Policy loans................................         6,827         6,994              6,692             6,613
   Securities purchased under
      agreements to resell ....................         8,661         8,661              5,347             5,347
   Cash collateral for borrowed securities.....         5,047         5,047              2,416             2,416
   Short-term investments......................        12,106        12,106              9,294             9,294
   Cash .......................................         3,636         3,636              2,091             2,091
   Separate Accounts assets....................        74,046        74,046             63,358            63,358
   Derivative financial instruments............            24            35                 16                32

Trading:
--------
   Trading account assets......................         6,044         6,044              4,219             4,219
   Receivables from broker-dealer clients......         6,273         6,273              5,281             5,281
   Derivative financial instruments............           979           979                904               904


FINANCIAL LIABILITIES:

Other than trading:
-------------------
   Policyholders' account balances.............        32,941        33,896             36,009            37,080
   Securities sold under
      agreements to repurchase.................        12,347        12,347              7,503             7,503
   Cash collateral for loaned securities.......        14,117        14,117              8,449             8,449
   Short-term and long-term debt...............        11,047        11,020             10,322            10,350
   Securities sold but not yet purchased.......         3,533         3,533              1,900             1,900
   Separate Accounts liabilities...............        73,658        73,658             62,845            62,845
   Derivative financial instruments............            32            47                 32                45

Trading:
--------
   Payables to broker-dealer clients...........         3,338         3,338              3,018             3,018
   Derivative financial instruments ...........         1,088         1,088              1,120             1,120

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The tables below summarize the Company's outstanding positions by derivative instrument types as of December 31, 1997 and 1996. The amounts presented are classified as either trading or other than trading, based on management's intent at the time of contract inception and throughout the life of the contract. The table includes the estimated fair values of outstanding derivative positions only and does not include the changes in fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

                                                DERIVATIVE FINANCIAL INSTRUMENTS
                                                       DECEMBER 31, 1997
                                                         (IN MILLIONS)

                                  TRADING             OTHER THAN TRADING                  TOTAL
                         ------------------------  -----------------------  ------------------------------------
                                      ESTIMATED                ESTIMATED                 CARRYING    ESTIMATED
                          NOTIONAL    FAIR VALUE    NOTIONAL   FAIR VALUE    NOTIONAL      AMOUNT    FAIR VALUE
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------
Swaps:
   Assets..............    $   7,759    $     394    $     61    $      --    $   7,820    $    395    $     394
   Liabilities.........        6,754          489          13            3        6,767         493          491

Forwards:
   Assets..............       29,511          429       1,031           23       30,542         452          452
   Liabilities.........       29,894          459         647            7       30,541         466          466

Futures:
   Assets..............        4,103           51          46           --        4,149          51           51
   Liabilities.........        3,064           50       3,320           21        6,384          71           71

Options:
   Assets..............        6,893          105         239           --        7,132         105          105
   Liabilities.........        4,165           90           5           --        4,170          90           90

Loan Commitments:
   Assets..............           --           --         317           12          317          --           12
   Liabilities.........           --           --         524           16          524          --           16
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------

Total:
   Assets..............    $  48,266    $     979    $  1,694    $      35    $  49,960    $  1,003    $   1,014
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

   Liabilities.........    $  43,877    $   1,088    $  4,509    $      47    $  48,386    $  1,120    $   1,134
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (CONTINUED)

                                                DERIVATIVE FINANCIAL INSTRUMENTS
                                                       DECEMBER 31, 1997
                                                         (IN MILLIONS)

                                  TRADING             OTHER THAN TRADING                  TOTAL
                         ------------------------  -----------------------  ------------------------------------
                                      ESTIMATED                ESTIMATED                 CARRYING    ESTIMATED
                          NOTIONAL    FAIR VALUE    NOTIONAL   FAIR VALUE    NOTIONAL      AMOUNT    FAIR VALUE
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------
Swaps:
   Assets..............    $   8,080    $     481    $    398    $      10    $   8,478    $    481    $     491
   Liabilities.........        8,316          756         139           17        8,455         771          773

Forwards:
   Assets..............       24,275          367         489           13       24,764         376          380
   Liabilities.........       20,103          308         920           10       21,023         318          318

Futures:
   Assets..............        2,299           24           3           --        2,302          24           24
   Liabilities.........        2,573           30       1,087            6        3,660          36           36

Options:
   Assets..............        2,981           32       2,083            7        5,064          39           39
   Liabilities.........        2,653           26         437           12        3,090          27           38

Loan Commitments:
   Assets..............           --           --         163            2          163          --            2
   Liabilities.........           --           --         445           --          445          --           --
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------

Total:
   Assets..............    $  37,635    $     904    $  3,136    $      32    $  40,771    $    920    $     936
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

   Liabilities.........    $  33,645    $   1,120    $  3,028    $      45    $  36,673    $  1,152    $   1,165
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========


     CREDIT RISK

     The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. Approximately 95% of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties.

     Net trading revenues for the years ended December 31, 1997, 1996 and 1995 relating to forwards, futures and swaps were $54 million, $37 million, $(8) million; $42 million, $32 million, $(11) million; and $110 million, $42 million, $3 million respectively. Net trading revenues for options were not material. Average fair values for trading derivatives in an asset position during the years ended December 31, 1997 and 1996 were $1,015 million and $881 million, respectively, and for derivatives in a liability position were $1,166 million and $1,038 million, respectively. Of those derivatives held for trading purposes at December 31, 1997, 52% of the notional amount consisted of interest rate derivatives, 40% consisted of foreign currency derivatives, and 8% consisted of equity and commodity derivatives. Of those derivatives held for purposes other than trading at December 31, 1997, 72% of notional consisted of interest rate derivatives and 28% consisted of foreign currency derivatives.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (CONTINUED)

     OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments, financial guarantees, loans sold with recourse and letters of credit. Commitments include commitments to purchase and sell mortgage loans, the unfunded portion of commitments to fund investments in private placement securities, and unused credit card and home equity lines. The Company also provides financial guarantees incidental to other transactions and letters of credit that guarantee the performance of customers to third parties. These credit-related financial instruments have off-balance sheet credit risk because only their origination fees, if any, and accruals for probable losses, if any, are recognized until the obligation under the instrument is fulfilled or expires. These instruments can extend for several years and expirations are not concentrated in any period. The Company seeks to control credit risk associated with these instruments by limiting credit, maintaining collateral where customary and appropriate, and performing other monitoring procedures.

     The fair value of asset positions in these instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $1,014 million and $936 million at December 31, 1997 and 1996, respectively.

14.  CONTINGENCIES AND LITIGATION

     FINANCIAL GUARANTEE AGREEMENT

     In connection with the sale in 1995 of its wholly-owned subsidiary Prudential Reinsurance Company ("Pru Re"), the Company's subsidiary, Gibraltar Casualty Insurance Company ("Gibraltar") entered into a stop-loss reinsurance agreement with Pru Re whereby Gibraltar has reinsured up to $375 million of the first $400 million of aggregate adverse loss development on reserves recorded by Pru Re at June 30, 1995. Gibraltar also has entered into several quota share reinsurance arrangements with Pru Re whereby certain medical malpractice, direct insurance and casualty reinsurance pool risks previously underwritten by Pru Re prior to June 30, 1995 were ceded to Gibraltar. The Company has guaranteed Gibraltar's obligations arising under each of these contracts subject to a limit of $375 million for the stop-loss agreement and $400 million for the other agreements. Through December 31, 1997, Gibraltar has incurred $285 million in losses under the stop-loss agreement, including $45 million in 1997. Gibraltar has paid $165 million to Pru Re under the stop-loss agreement. The Company has not been required to fund losses arising under the other arrangements.

     ENVIRONMENTAL AND ASBESTOS-RELATED CLAIMS

     Certain of the Company's subsidiaries received claims under expired contracts which assert alleged injuries and/or damages relating to or resulting from toxic torts, toxic waste and other hazardous substances. The liabilities for such claims cannot be estimated by traditional reserving techniques. As a result of judicial decisions and legislative actions, the coverage afforded under these contracts may be expanded beyond their original terms. Extensive litigation between insurers and insureds over these issues continues and the outcome is not predictable. In establishing the liability for unpaid claims for these losses, management considered the available information. However, given the expansion of coverage and liability by the courts and legislatures in the past, and potential for other unfavorable trends in the future, the ultimate cost of these claims could increase from the levels currently established.

     MANAGED CARE REIMBURSEMENT

     In 1997, the Company continued to review its obligations under certain managed care arrangements for possible failure to comply with contractual and regulatory requirements. The estimated cost to the Company for these reimbursements increased by $115 million in 1997, bringing the total provision to $265 million. As of December 31, 1997, $163 million has been paid or credited to customers. It is the opinion of management that the remaining reserves of $102 million at December 31, 1997 represent a reasonable estimate of remaining reimbursements to customers and other related costs.

     LITIGATION

     Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

     Three putative class actions and approximately 677 individual actions were pending against the Company in the United States as of January 31, 1998 brought on behalf of those persons who purchased life insurance policies allegedly because of deceptive sales practices engaged in by the Company and its insurance agents in violation of state and federal laws. The Company anticipates additional suits may be filed by individuals who opted out of the class action settlement described below. The sales practices alleged to have occurred are contrary to Company policy. Some of

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  CONTINGENCIES AND LITIGATION (CONTINUED)

     these cases seek substantial damages while others seek unspecified compensatory, punitive and treble damages. The Company intends to defend these cases vigorously.

     A Multi-State Life Insurance Task Force (the "Task Force"), comprised of insurance regulators from 29 states and the District of Columbia, was formed in April 1995 to conduct a review of sales and marketing practices throughout the life insurance industry. As the largest life insurance company in the United States, the Company was the initial focus of the Task Force examination. On July 9, 1996, the Task Force released its report on the Company's activities. The Task Force found that some sales of life insurance policies by the Company had been improper. Based on the findings, the Task Force recommended, and the Company agreed to, a series of fines allocated to all 50 states and the District of Columbia. In addition, the Task Force recommended a remediation program pursuant to which the Company would offer relief to the policyowners who were misled when they purchased permanent life insurance policies in the United States from 1982 to 1995.

     On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in the consolidated class action lawsuit pending in a Multi-District Litigation proceeding in the federal court in New Jersey. The class action suit involved alleged improprieties in connection with the Company's sale, servicing and operation of permanent life insurance policies from 1982 through 1995. Pursuant to the settlement, the Company agreed to provide certain enhancements and changes to the remediation program previously accepted by the Task Force, including some additional remedies. In addition, the Company agreed that it would incur a minimum cost of $410 million in providing remedies to policyowners under the program and, in specified circumstances, agreed to make certain other payments and guarantees. Under the terms of the settlement, the Company agreed to a minimum average cost per remedy of $2,364 for up to 330,000 claims remedied and also agreed to provide additional compensation to be determined by formula that will range in aggregate amount from $50 million to $300 million depending on the total number of claims remedied. At the end of the remediation program's claim evaluation process, the Court will determine how the additional compensation will be distributed.

     The terms of the remediation program described above were enhanced again in February 1997 pursuant to agreements reached with several states that had not previously accepted the terms of the program. These changes were incorporated as amendments to the above-described Stipulation of Settlement and related settlement documents, and the amended Stipulation of Settlement was approved as fair to class members by the United States District Court for the District of New Jersey in March 1997. By that point in time, the Company had entered into agreements with all 50 states and the District of Columbia pursuant to which each jurisdiction had accepted the remediation plan and the Company had agreed to pay approximately $65 million in fines, penalties and related payments.

     The decision of the U.S. District Court to certify a class in the above-described litigation for settlement purposes only and to approve the class action settlement as described in the amended Stipulation of Settlement is presently on appeal to the U.S. Court of Appeals for the Third Circuit. The appellants claim that the District Court erred in certifying a class and in finding that the terms of the settlement are fair to the class.

     Pursuant to the state agreements and the amended Stipulation of Settlement, as approved by the U.S. District Court, the Company initiated its remediation program in 1997. The Company mailed packages and provided broad class notice to the owners of approximately 10.7 million policies eligible to participate in the remediation program, informing them of their rights. Owners of approximately 21,800 policies elected to be excluded from the class action settlement. Of those eligible to participate in the settlement, policyowners who believed they were misled were invited to file a claim through an Alternative Dispute Resolution ("ADR") process. The ADR process was established to enable the company to discharge its liability to the affected policyowners. Policyowners who did not wish to file a claim in the ADR process were permitted to choose from options available under Basic Claim Relief, such as preferred rate premium loans, or annuities, mutual fund shares or life insurance policies that the Company will enhance.

     The owners of approximately 1.16 million policies responded to these notices by indicating an intent to file an ADR claim. All policyholders who responded were provided an ADR claim form for completion and submission. Approximately 635,000 claim forms were completed and returned as of January 31, 1998. Management does not believe the number of ADR claims that will be completed and returned will increase significantly. In addition, the owners of approximately 510,000 policies indicated an interest in a Basic Claim Relief remedy. The ADR process requires that individual claim files be reviewed by one or more independent claim evaluators. Management does not believe costs associated with providing Basic Claim Relief will be material to the Company's financial position or results of operations.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  CONTINGENCIES AND LITIGATION (CONTINUED)

     In 1996, the Company recorded in its Statement of Operations, the minimum cost of $410 million as agreed to in the settlement. Management had no better information available at that time upon which to make a reasonable estimate of losses. Management now has additional information which allows for computation of a reasonable estimate of losses associated with ADR claims. Based on this additional information, in 1997, management had increased the estimated liability for the cost of remedying policyholder claims in the ADR process by $1.64 billion before taxes to approximately $2.05 billion before taxes of which $1.80 billion has been funded in a settlement trust as described in Note 3. While management believes these are reasonable estimates based on information currently available, the ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

     Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters. Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and the regulatory inquiries. It is possible that the results of operations or the cash flow of the Company, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on the Company's financial position, after consideration of applicable reserves.

     The Company and a number of other insurers ("the Consortium") entered into a Reinsurance and Participation Agreement (the "Agreement") with MBL Life Assurance Corporation ("MBLLAC") and others, under which the Company and the other insurers agreed to reinsure certain payments to be made to contract holders by MBLLAC in connection with the plan of rehabilitation of Mutual Benefit Life Insurance Company. Under the agreement, the Consortium, subject to certain terms and conditions, will indemnify MBLLAC for the ultimate net loss sustained by MBLLAC on each contract subject to the Agreement. The ultimate net loss represents the amount by which the aggregate required payments exceed the fair market value of the assets supporting the covered contracts at the time such payments are due. The Company's share of any net loss is 30.55%. The Company has determined that it does not expect to make any payments to MBLLAC under the agreement. The Company concluded this after testing a wide range of potentially adverse scenarios during the rehabilitation period for MBLLAC.

15.  SUBSEQUENT EVENTS

     On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize and become a publicly-traded company. The Company has begun discussions with the New Jersey Department of Banking and Insurance, leaders in the New Jersey State Legislature, as well as other key regulatory agencies around the country. The New Jersey State Legislature must first pass a law permitting demutualization. The New Jersey Department of Banking and Insurance, the Company's Board and a majority of participating policyholders must ultimately approve the Company's plan for demutualization.

                                    * * * * *

                                     PART C
                               OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          (a)  THE FOLLOWING FINANCIAL STATEMENTS ARE INCLUDED IN PART
               B:
               Financial Statements of The Prudential Discovery Select
               Group Variable Contract Account for the fiscal year ended December 31, 1997.

               Unaudited Statement of Assets & Liabilities as of June
               30, 1998 for The Prudential Discovery Select Group
               Variable Contract Account.

               Unaudited Statement of Operations for The Prudential
               Discovery Select Group Variable Contract Account for the period January 1, 1998 through June 30, 1998.

               Unaudited Statement of Changes in Net Assets for The
               Prudential Discovery Select Group Variable Contract
               Account for the six months ended June 30, 1998, and the period from July 31, 1997 to December 31, 1997.

               Financial Statements of Depositor -- The Prudential
               Insurance Company of America.

          (b)  EXHIBITS
               1. Resolution adopted by the Board of Directors of The Prudential Insurance Company of America on
                    February 11, 1997 establishing the Prudential
                    Discovery Select Group Variable Contract Account
                    (the "Discovery Account"). (Note 2)

               2.   Not applicable.

               3(a). Distribution Agreement. (Note 1)

               3(b). Broker-dealer sales agreement. (Note 2)

               4(a). Form of Group Annuity Contract offered by The
                    Prudential Insurance Company of America. (Note 2)

               4(b). Form of Group Annuity Contract offered to small
                    401 plans by The Prudential Insurance Company of
                    America. (Note 4)

               5(a). Not applicable.

               5(b). Form of Participant enrollment form (including
                    acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b)). (Note 2)

               6(a). Charter of The Prudential Insurance Company of
                    America, as amended November 14, 1995. (Note 5)

               6(b). By-Laws of The Prudential Insurance Company of
                    America, as amended April 8, 1997. (Note 7)

               7.   Not applicable.

               8(a). Participation Agreement between The Prudential
                    Insurance Company of America and AIM Variable
                    Insurance Funds, Inc. (Note 2)

               8(b). Participation Agreement between The Prudential
                    Insurance Company of America and T. Rowe Price
                    Equity Series, Inc. (Note 2)

               8(c). Participation Agreement between The Prudential
                    Insurance Company of America and Janus Aspen
                    Series. (Note 2)

               8(c)(i). Form of Amendment to Participation Agreement
                    between The Prudential Insurance Company of
                    America and Janus Aspen Series. (Note 1)

               8(d). Participation Agreement between The Prudential
                    Insurance Company of America and MFS Variable
                    Insurance Trust. (Note 2)

               8(e). Participation Agreement between The Prudential
                    Insurance Company of America and OCC Accumulation
                    Trust. (Note 2)

               8(f). Participation Agreement between The Prudential
                    Insurance Company of America and Warburg Pincus
                    Trust. (Note 2)

               8(g). Retirement Plan Services Outsourcing Agreement
                    between The Prudential Insurance Company of
                    America and BISYS Plan Services, L.P. (Note 4)

               9.   Consent and opinion of C. Christopher Sprague,
                    Assistant General Counsel, The Prudential
                    Insurance Company of America, as to the legality of the securities being registered. (Note 1)

               10(a). Consent of PricewaterhouseCoopers LLP, Independent
                    Accountants. (Note 1)

               10(b). Consent of Shea & Gardner. (Note 1)

               10(c). Powers of Attorney for Franklin Agnew, Frederick
                    Becker, Martin Berkowitz, James Cullen, Carolyne
                    Davis, Roger Enrico, Allan Gilmour, William Gray,
                    Jon Hanson, Glen Hiner, Constance Horner, Gaynor
                    Kelley, Burton Malkiel, Arthur Ryan, Ida Schmertz,
                    Charles Sitter, Donald Staheli, Richard Thomson,
                    James Unruh, P. Roy Vagelos, Stanley Van Ness,
                    Paul Volcker, Joseph Williams. (Note 5)

                    Richard Carbone. (Note 1)

                    Gilbert F. Casellas, (Note 8)

               10(d). Consent of Deloitte & Touche LLP Independent
                    Auditors. (Note 1)

               11.  Not applicable.

               12.  Not applicable.

               13.  Schedule for Computation of Performance
                    Calculations. (Note 1)


------------------------


(Note 1)   Filed herewith.
(Note 2)   Incorporated by reference to Pre-Effective Amendment No. 1 to this
           Registration Statement, filed June 17, 1997.
(Note 3)   Incorporated by reference to Post-Effective Amendment No. 1 to this
           Registration Statement, filed April 27, 1998.
(Note 4)   Incorporated by reference to Post-Effective Amendment No. 2 to this
           Registration Statement, filed August 19, 1998.
(Note 5)   Incorporated by reference to Post-Effective Amendment No. 9 to Form S-1,
           Registration No. 33-20083, filed April 9, 1998 on behalf of The
           Prudential Variable Contract Real Property Account.

(Note 6)   Incorporated by reference to Post-Effective Amendment No. 10 to Form
           S-1, Registration No. 33-20083, filed April 9, 1997 on behalf of The
           Prudential Variable Contract Real Property Account.
(Note 7)   Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4,
           Registration No. 33-25434, filed February 27, 1995.
(Note 8)   Incorporated by reference to Form S-6, Registration No. 333-64957, filed
           September 30, 1998 on behalf of The Prudential Variable Appreciable
           Account.


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR
Information about the Directors and Executive Officers of Prudential,
Registrant's depositor, appears under the heading of "Directors and Officers of Prudential" in the Statement of Additional information
(Part B of this Registration Statement).

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          DEPOSITOR OR REGISTRANT
Registrant is a separate account of The Prudential Insurance Company of America, a mutual life insurance company organized under the laws of the State of New Jersey. The subsidiaries of Prudential and short descriptions of each are listed under Item 25 to Post-Effective
Amendment No. 34 to the Form N-1A Registration Statement for The
Prudential Series Fund, Inc., Registration No. 2-80896, filed April
24, 1998, the text of which is hereby incorporated.
In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's
Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance of the shares of The Prudential Series Fund, Inc. are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940.
Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc.
are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life
Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.
Registrant may also be deemed to be under common control with The
Prudential Variable Contract Account-2, The Prudential Variable
Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential registered as open-end, diversified management investment companies under the Investment Company Act of 1940.
Prudential is a mutual insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

Item 27.  NUMBER OF CONTRACTHOLDERS
As of August 7, 1998 there were 195 Contractholders of qualified
Contracts offered by the Registrant, and -0- Contractholders of non-qualified Contracts offered by the Registrant.

Item 28.  INDEMNIFICATION
The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of The Prudential
Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New
Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 12 to
Form N-4, Registration No. 33-25434, filed April 30, 1997, on behalf of the Prudential Variable Contract Account.
Insofar as indemnification for liability arising under the Securities
Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

          (a)
               Prudential Investment Management Services LLC ("PIMS"), an indirect wholly owned subsidiary of Prudential, acts as the principal underwriter for the registrant and also for The Prudential Variable Contract Account-2,
               The Prudential Variable Contract Account-10, and The
               Prudential Variable Contract Account-11, which are registered as open-end management investment companies under the Investment Company Act of 1940. It also acts as principal underwriter for The Prudential Variable
               Contract Account-24 and The Prudential Variable
               Contract GI-2, which are registered as unit Investment trusts under the Investment Company Act of 1940:

          (b)(1)
               The following table sets forth certain information regarding the officers and directors of PIMS:


                         Name and Principal          Positions and Offices
                          Business Address              with Underwriter
                    ----------------------------  ----------------------------
                    Caulfield, Edward M.          President

                    Chaplin, C. Edward            Treasurer

                    Fetting, Mark R.              Executive Vice President

                    Greene, Jonathan M.           Executive Vice President

                    Hamilton, Jean D.             Executive Vice President

                    Joelson, Ronald P.            Executive Vice President

                    McGuire, Carl L.              Vice President

                    Mosse, Mario A.               Chief Operating Officer

                    Storms, Brian M.              Executive Vice President

                    Strangfeld, John R.           Executive Vice President

                    Wallner, Scott S.             Chief Legal Officer/
                                                  Vice President/Secretary

                    Margaret M. Deverell          Chief Financial Officer/
                                                  Comptroller/VP
                    --------------
                    The principal business address for the directors and
                    officers, with the exception of Carl L. McGuire, is 751
                    Broad Street, Newark, NJ 07102. The principal business
                    address for Carl L. McGuire is: c/o Prudential
                    Investments, 30 Scranton Office Park, Scranton, PA 18307

          (c)
                         Name of         Net Underwriting
                        Principal         Discounts and        Compensation         Brokerage
                       Underwriter         Commissions        on Redemption        Commissions
                    ------------------  ------------------  ------------------  ------------------
                    Prudential
                    Investment
                    Management
                    Services, LLC       $-0-                $-0-                $4,710


Item 30.  LOCATION OF ACCOUNTS AND RECORDS
The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are:

          The Prudential Insurance Company of America and The Prudential Investment Corporation
          751 Broad Street
          Newark, New Jersey 07102-3777

          The Prudential Insurance Company of America and The Prudential Investment Corporation
          Gateway Buildings Two, Three and Four
          100 Mulberry Street
          Newark, New Jersey 07102

          The Prudential Insurance Company of America and
          The Prudential Investment Corporation
          56 North Livingston Avenue
          Roseland, New Jersey 07088

          The Prudential Insurance Company of America
          c/o Prudential Investments
          30 Scranton Office Park
          Scranton, Pennsylvania 18507-1789

          The Prudential Insurance Company of America
          c/o The Prudential Asset Management Company, Inc.
          71 Hanover Road
          Florham Park, New Jersey 07932

          Investors Fiduciary Trust Company
          127 West 10th Street
          Kansas City, Missouri 64105

          BISYS Plan Services, L. P.
          323 Norristown Road
          Ambler, PA 19002

Item 31.  MANAGEMENT SERVICES
          SUMMARY OF RETIREMENT PLAN SERVICES OUTSOURCING AGREEMENT

          Included as an exhibit to this registration statement is an agreement (the "Agreement") dated August 6, 1998 between The
          Prudential Insurance Company of America ("Prudential") and
          BISYS Plan Services, L. P. ("BISYS"). Pursuant to the
          Agreement, Prudential has delegated to BISYS certain recordkeeping and administrative services to be performed on behalf of certain defined contribution pension plans (the
          "Plans") that qualify or intend to qualify under Section
          401(k) and/or Section 401(a) of the Internal Revenue Code of
          1986, as amended. In addition to the recordkeeping and administrative services, BISYS is obligated under the Agreement to arrange for the provision to the Plans of certain trust and accounting services and certain order placement, processing and related services. Schedule F of the Agreement describes the specific services that BISYS will provide with respect to the Discovery Select Group
          Retirement Annuity. These services include, among others:
          (a) providing participant-level recordkeeping, (b) administering certain features of the annuity, and (c) transmitting participant purchase orders.

          The Plans to which BISYS will provide these services are small defined contribution plans with which Prudential has entered into an administrative services agreement.
          Typically, these Plans will share the following characteristics, among others: (a) less than $1 million in anticipated Plan assets, (b) fewer than 100 eligible employees, and (c) $3,000 minimum average annual cash flow per participant (for a start-up Plan).

          Under the Agreement, BISYS collects from the Plans a variety of fees and charges (the "Fees") on Prudential's behalf, and is entitled to keep such Fees as payment in full for BISYS's satisfactory performance of its services and obligations under the Agreement. These Fees include, among others: (a) an annual fee of $2,000 per Plan, (b) an annual fee per Plan participant of either $14 or $28, and (c) an installation charge for each startup Plan of $1,500.

          The initial term of the Agreement is two years from the Agreement's "effective date." The Agreement is automatically extended for successive two year terms unless, at least 180 days prior to the end of such initial or subsequent term, BISYS gives Prudential notice that such term will not be extended.

Item 32.  UNDERTAKINGS
The Registrant hereby undertakes:

          (a)
               to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b)
               to include either (1) as part of any enrollment form to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d)
               Prudential Insurance Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Insurance
               Company of America.

                           403(b) ANNUITIES

The Registrant intends to rely on the no-action response dated
November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

                              TEXAS ORP

The Registrant intends to offer Contracts to Participants in the Texas
Optional Retirement Program. In connection with that offering, Rule
6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Rule will be complied with.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this Registration Statement to be signed on their behalf, in the City of Newark, and the State of New Jersey on this 16th day of October, 1998.


                                  THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

                                  ----------------------------------------------
                                      (REGISTRANT)

                                  BY: THE PRUDENTIAL INSURANCE COMPANY OF
                                      AMERICA

                                     -------------------------------------------
                                          (DEPOSITOR)

By:   /s/ C. CHRISTOPHER SPRAGUE
   -----------------------------------------
        C. Christopher Sprague
       Assistant General Counsel
   -----------------------------------------
        (Signature and Title)

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the filing date of the most recent Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 16th day of October, 1998.



Signature                            Title                      Date
-------------------------  -------------------------  -------------------------

*/s/ ARTHUR F. RYAN        Chairman of the Board,
-------------------------  President and Chief
Arthur F. Ryan             Executive Officer

*/s/ MARTIN A. BERKOWITZ   Senior Vice President and
-------------------------  Comptroller
Martin A. Berkowitz

*/s/ RICHARD J. CARBONE    Senior Vice President and
-------------------------  Principal Financial
Richard J. Carbone         Officer

*/s/ FRANKLIN E. AGNEW
-------------------------  Director
Franklin E. Agnew

*/s/ FREDERIC K. BECKER
-------------------------  Director
Frederic K. Becker

*/s/ GILBERT F. CASELLAS
-------------------------  Director
Gilbert F. Casellas

*/s/ JAMES G. CULLEN
-------------------------  Director
James G. Cullen

*/s/ CAROLYNE K. DAVIS
-------------------------  Director                   October 16, 1998
Carolyne K. Davis

*/s/ ROGER A. ENRICO
-------------------------  Director
Roger A. Enrico

*/s/ ALLAN D. GILMOUR
-------------------------  Director
Allan D. Gilmour

*/s/ WILLIAM H. GRAY, III
-------------------------  Director
William H. Gray, III


                    *By: __/s/ C. CHRISTOPHER SPRAGUE________________
                             C. CHRISTOPHER SPRAGUE
                             (Attorney-in-Fact)

Signature                            Title                      Date
-------------------------  -------------------------  -------------------------

*/s/ JON F. HANSON
-------------------------  Director
Jon F. Hanson

*/s/ GLEN H. HINER
-------------------------  Director
Glen H. Hiner

*/s/ CONSTANCE J. HORNER
-------------------------  Director
Constance J. Horner

*/s/ ALLEN F. JACOBSON
-------------------------  Director
Allen F. Jacobson

*/s/ GAYNOR N. KELLEY
-------------------------  Director
Gaynor N. Kelley

*/s/ BURTON G. MALKIEL
-------------------------  Director
Burton G. Malkiel

*/s/ IDA F. S. SCHMERTZ
-------------------------  Director
Ida F. S. Schmertz

*/s/ CHARLES R. SITTER
-------------------------  Director
Charles R. Sitter

*/s/ DONALD L. STAHELI
-------------------------  Director                   October 16, 1998
Donald L. Staheli

*/s/ RICHARD M. THOMSON
-------------------------  Director
Richard M. Thomson

*/s/ JAMES A. UNRUH
-------------------------  Director
James A. Unruh

*/s/ P. ROY VAGELOS, M.D.
-------------------------  Director
P. Roy Vagelos, M.D.

*/s/ STANLEY C. VAN NESS
-------------------------  Director
Stanley C. Van Ness

*/s/ PAUL A. VOLCKER
-------------------------  Director
Paul A. Volcker

*/s/ JOSEPH H. WILLIAMS
-------------------------  Director
Joseph H. Williams


                    *By: __/s/ C. CHRISTOPHER SPRAGUE________________
                             C. CHRISTOPHER SPRAGUE
                             (Attorney-in-Fact)

                                 EXHIBIT INDEX


Exhibit No.                          Description
-----------  ------------------------------------------------------------

    3(a).    Distribution Agreement between The Prudential Insurance
             Company of America and Prudential Investment Management
             Services LLC
    8(c).    Amendment to Participation Agreement between The Prudential
             Insurance Company of America and Janus Aspen Series.
    9.       Consent and opinion of C. Christopher Sprague, Assistant
             General Counsel, The Prudential Insurance Company of
             America, as to the legality of the securities being
             registered.
   10(a).    Consent of PricewaterhouseCoopers, LLP Independent
             Accountants.
   10(b).    Consent of Shea & Gardner.
   10(c).    Power of Attorney for Richard J. Carbone.
   10(d).    Consent of Deloitte & Touche LLP, Independent Auditors.
   13.       Schedule for Computation of Performance Calculations.